UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-09121

JNL Variable Fund LLC
(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan			48951
(Address of principal executive offices)			(Zip code)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606
(Mailing address)

Steven J. Fredricks Jackson National Asset Management, LLC 225 West Wacker Drive, Suite 1200 Chicago, Illinois 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(312) 338-5800

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2016 – June 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

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Tape Here	VADV6413 06/16

SEMI-ANNUAL REPORT (UNAUDITED)

For the period ended June 30, 2016

• JNL® Series Trust

• JNL Variable Fund LLC

This report is for the general information of qualified and nonqualified plan participants, as well as contract/policy owners of the PerspectiveSM, Perspective II®, Perspective AdvisorsSM, Perspective Advisors IISM, PerspectiveSM L Series, Perspective Rewards®, Elite Access®, Elite Access Brokerage Edition®, CuriangardSM, Perspective AdvantageSM, Perspective Focus®, Perspective Investor VUL®, Ultimate Investor® VUL, Jackson AdvisorSM VUL, Defined Strategies®, Fifth Third Perspective, Retirement Latitudes®, Perspective (New York), Perspective II (New York), Perspective Advisors II (New York), Perspective L Series (New York), Perspective Rewards (New York), Elite Access (New York), Elite Access Brokerage Edition (New York), Curiangard (New York), Perspective Advisors (New York), Perspective Focus (New York), and Perspective Investor VUL (New York). Not all the portfolios are available in all of the products.  Jackson is the marketing name for Jackson National Life Insurance Company (Home Office: Lansing, Michigan) and Jackson National Life Insurance Company of New York® (Home Office: Purchase, New York).

Issued by Jackson National Life Insurance Company 1 Corporate Way, Lansing, MI 48951

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JNL Series Trust and JNL Variable Fund LLC (Unaudited)

June 30, 2016

President’s Letter

Dear Investor,

Enclosed is the semi-annual report for the JNL Series Trust and JNL Variable Fund LLC for the six months ended June 30, 2016.

Economic data in the U.S. indicated continued growth, albeit at a relatively sluggish pace, even after the U.S. Federal Reserve (“Fed”) raised its federal funds rate in December.  Real gross domestic product (“GDP”) increased at an annual rate of 1.1% during the first quarter of 2016, driven by modest increases in personal consumption +1.5% and government expenditures +1.3%.  The housing market has continued its post-crisis rebound, as home prices, existing home sales, and new housing starts all moved higher.  Wage and jobs growth also remained relatively strong, as the unemployment rate hit a low of 4.7% in May, before ending the period at 4.9%. Although growth in total non-farm payrolls decelerated sharply in May to a multi-year low, it rebounded sharply in June to confirm the overall positive jobs trend.  Although the Fed’s initial projection of up to four rate hikes in 2016 has proven to be overly optimistic, the data seems to justify at least one rate hike this year as the Fed looks to further normalize policy.

Outside of the U.S., markets were shocked in late June as the UK voted to leave the European Union (“Brexit”), of which it had been a member for 43 years.  As a result of the surprise vote, risk assets sold off sharply before eventually rebounding to end the second quarter.  As a populist wave has picked up across the European continent, significant questions remain about what type of ongoing relationship the UK will have with Europe.  Whatever the outcome, it looks to be significant as the UK remains a major trade partner with both Europe and the U.S.  Uncertainty over the outcome in the meantime is expected to push the UK into a recession for the near term, as consumers and businesses reduce spending and investment.  Meanwhile, the Bank of Japan (“BOJ”) surprised markets early in the year by adopting negative interest rates in a continued effort to fight deflation and encourage consumption.  The surprise move has appeared to have the opposite effect of what the BOJ intended, however, as the yen has rallied sharply and equities have fallen since the introduction of negative rates.

Against this backdrop, U.S. equities, as measured by the Russell 3000 Index, returned 2.63% for the year-to-date period ended June 30, 2016.  Value equities significantly outperformed growth equities, while large-cap and mid-cap equities outperformed small cap equities.  The two primary themes that drove equity returns during the period were an insatiable demand for yield and a sharp rebound in commodities, which benefited various commodity-sensitive equities.  Indeed, the top performing sectors within the S&P 500 Index were telecommunication services (24.85%), utilities (23.41%), and energy (16.10%).  On the other end of the spectrum, financials (-3.05%) were the worst performing sector during the period, as they were driven sharply lower by falling interest rates.  Outside of the U.S., developed market equities fared relatively poorly, despite a generally weaker dollar.  The Morgan Stanley Capital International (“MSCI”) EAFE Index returned -4.42% during the period, driven lower by poor returns in Europe and Japan.  Emerging market equities enjoyed strong returns, as the MSCI Emerging Markets Index returned 6.41% during the period.  The bright spot within emerging markets was Brazil, where equities rallied over 46% in U.S. dollar terms amid the impeachment of President Dilma Rousseff.

Fixed income markets posted significant gains during the first half of the year, as U.S. Treasury yields marched toward new record lows.  Supporting the strong demand for bonds was the introduction of negative interest rates in Japan, along with a further decrease in (already negative) interest rates in the Eurozone, which accelerated after the Brexit vote.  Bonds were also helped by narrowing credit spreads throughout all major bond sectors, especially in the high yield energy sector, which benefited from a sharp rebound in oil prices.  The Barclays U.S. Aggregate Bond Index returned 5.31% during the first half of the year, an astounding return given the current low yield environment.  Spread sectors, especially those with long maturities, produced even higher returns, due to their higher yields and narrowing spreads.

Liquid alternative investments, as measured by the Wilshire Liquid Alternative Index, produced a modestly positive return of 0.85% during the six month period.  Among the best performing alternative strategies were commodities, managed futures and alternative credit.

Looking ahead to the remainder of 2016, we remain optimistic on the resilience of the U.S. economy and U.S. consumers in particular. We are less optimistic outside of the U.S., in particular with the ability of central banks to successfully wind down their negative interest rate experiments.  That said, we expect volatility to remain broadly elevated ahead of the U.S. presidential election and another potential Fed rate hike.  We are also cautious of the fact that equity markets remain near record highs and interest rates are near record lows, while broad economic and geopolitical risks have not much subsided.  We believe that these trends further highlight the need for diversification and professional guidance to help navigate risks and capture opportunities that may be created from short-term volatility.

Thank you for choosing Jackson for your investment needs.

Mark D. Nerud
Trustee, President and Chief Executive Officer
JNL Series Trust
JNL Variable Fund LLC

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2016

JNL/Mellon Capital Dow SM Index Fund

	Shares	Value
COMMON STOCKS - 100.0%
CONSUMER DISCRETIONARY - 15.4%
Home Depot Inc.	191	$24,433
McDonald’s Corp.	191	23,025
Nike Inc. - Class B	192	10,606
Walt Disney Co.	191	18,653
		76,717
CONSUMER STAPLES - 7.8%
Coca-Cola Co.	192	8,699
Procter & Gamble Co.	191	16,142
Wal-Mart Stores Inc.	192	14,043
		38,884
ENERGY - 7.6%
Chevron Corp.	192	20,091
Exxon Mobil Corp.	191	17,873
		37,964
FINANCIALS - 14.3%
American Express Co.	192	11,682
Goldman Sachs Group Inc.	165	24,456
JPMorgan Chase & Co.	192	11,958
Travelers Cos. Inc.	191	22,772
		70,868
HEALTH CARE - 13.7%
Johnson & Johnson	191	23,206
Merck & Co. Inc.	192	11,070
Pfizer Inc.	192	6,745
UnitedHealth Group Inc.	191	26,936
		67,957
INDUSTRIALS - 19.8%
3M Co.	191	33,526
Boeing Co.	191	24,852
Caterpillar Inc.	192	14,581
General Electric Co.	191	6,024
United Technologies Corp.	191	19,556
		98,539
INFORMATION TECHNOLOGY - 16.7%
Apple Inc.	191	18,229
Cisco Systems Inc.	191	5,489
Intel Corp.	191	6,279
International Business Machines Corp.	191	28,956
Microsoft Corp.	192	9,828
Visa Inc. - Class A	191	14,138
		82,919
MATERIALS - 2.5%
E. I. du Pont de Nemours & Co.	192	12,461
TELECOMMUNICATION SERVICES - 2.2%
Verizon Communications Inc.	192	10,723
Total Common Stocks (cost $466,910)		497,032
SHORT TERM INVESTMENTS - 0.2%
Investment Company - 0.2%
JNL Money Market Fund, 0.26% (a) (b)	1,272	1,272
Total Short Term Investments (cost $1,272)		1,272
Total Investments - 100.2% (cost $468,182)		498,304
Other Assets and Liabilities, Net - (0.2%)		(1,175)
Total Net Assets - 100.0%		$497,129

Portfolio Composition:	Percentage of Total Investments
Industrials	19.8%
Information Technology	16.6
Consumer Discretionary	15.4
Financials	14.2
Health Care	13.6
Consumer Staples	7.8
Energy	7.6
Materials	2.5
Telecommunication Services	2.2
Short Term Investments	0.3
Total Investments	100.0%

JNL/Mellon Capital Global 30 Fund

COMMON STOCKS - 98.7%
CONSUMER DISCRETIONARY - 13.2%
Belle International Holdings Ltd.	12,083	$7,111
Li & Fung Ltd. (d)	14,771	7,162
Marks & Spencer Group Plc	1,471	6,301
McDonald’s Corp.	109	13,145
Sands China Ltd.	3,059	10,353
		44,072
CONSUMER STAPLES - 11.1%
British American Tobacco Plc	200	12,963
Procter & Gamble Co.	151	12,806
Tate & Lyle Plc	1,257	11,240
		37,009
ENERGY - 19.5%
BP Plc	2,127	12,448
Chevron Corp.	137	14,410
China Shenhua Energy Co. Ltd. - Class H	6,634	12,339
CNOOC Ltd.	9,843	12,286
Exxon Mobil Corp.	146	13,682
		65,165
FINANCIALS - 16.3%
Bank of China Ltd. - Class H	23,592	9,482
Bank of Communications Co. Ltd. - Class H	14,757	9,387
China Construction Bank Corp. - Class H	15,137	10,091
HSBC Holdings Plc (d)	1,381	8,455
Industrial & Commercial Bank of China Ltd. - Class H	17,596	9,813
Man Group Plc	4,506	7,000
		54,228
HEALTH CARE - 10.7%
GlaxoSmithKline Plc	555	11,909
Merck & Co. Inc.	210	12,091
Pfizer Inc.	330	11,623
		35,623
INDUSTRIALS - 13.9%
BAE Systems Plc	1,625	11,376
Caterpillar Inc.	149	11,263
General Electric Co.	424	13,351
Smiths Group Plc	672	10,381
		46,371
INFORMATION TECHNOLOGY - 3.4%
International Business Machines Corp.	74	11,191
TELECOMMUNICATION SERVICES - 7.0%
Verizon Communications Inc.	240	13,384

See accompanying Notes to Financial Statements.

	Shares	Value
Vodafone Group Plc	3,262	9,946
		23,330
UTILITIES - 3.6%
National Grid Plc	812	11,940
Total Common Stocks (cost $325,854)		328,929
SHORT TERM INVESTMENTS - 2.7%
Investment Company - 0.1%
JNL Money Market Fund, 0.26% (a) (b)	178	178
Securities Lending Collateral - 2.6%
State Street Navigator Securities Lending Prime Portfolio, 0.51% (b)	8,836	8,836
Total Short Term Investments (cost $9,014)		9,014
Total Investments — 101.4% (cost $334,868)		337,943
Other Assets and Liabilities, Net — (1.4%)		(4,727)
Total Net Assets - 100.0%		$333,216

Portfolio Composition:	Percentage of Total Investments
Energy	19.3%
Financials	16.1
Industrials	13.7
Consumer Discretionary	13.0
Consumer Staples	11.0
Health Care	10.5
Telecommunication Services	6.9
Utilities	3.5
Information Technology	3.3
Short Term Investments	2.7
Total Investments	100.0%

JNL/Mellon Capital Nasdaq® 100 Fund

COMMON STOCKS - 99.8%
CONSUMER DISCRETIONARY - 22.0%
Amazon.com Inc. (c)	83	$59,094
Bed Bath & Beyond Inc.	27	1,163
Charter Communications Inc. - Class A (c)	47	10,798
Comcast Corp. - Class A	423	27,600
Ctrip.com International Ltd. - ADR (c) (d)	66	2,702
Discovery Communications Inc. - Class A (c) (d)	26	648
Discovery Communications Inc. - Class C (c)	43	1,033
DISH Network Corp. - Class A (c)	39	2,059
Dollar Tree Inc. (c)	41	3,893
Expedia Inc.	24	2,543
JD.com Inc. - ADR - Class A (c) (d)	160	3,387
Liberty Braves Group - Class C (c) (d)	3	38
Liberty Global Plc - Class A (c)	6	189
Liberty Global Plc - Class A (c)	50	1,442
Liberty Global Plc - Class C (c)	114	3,268
Liberty Global Plc - Class C (c)	14	450
Liberty Interactive Corp. QVC Group - Class A (c)	80	2,022
Liberty Ventures - Class A (c)	23	856
Marriott International Inc. - Class A (d)	44	2,924
Mattel Inc.	59	1,862
Netflix Inc. (c)	74	6,807
Norwegian Cruise Line Holdings Ltd. (c)	40	1,599
O’Reilly Automotive Inc. (c)	17	4,545
Priceline Group Inc. (c)	9	10,869
Ross Stores Inc.	70	3,960
Sirius XM Holdings Inc. (c) (d)	862	3,406
Starbucks Corp.	257	14,665
Tesla Motors Inc. (c) (d)	26	5,482
Tractor Supply Co.	23	2,120
TripAdvisor Inc. (c)	23	1,506
Twenty-First Century Fox Inc. - Class A	191	5,156
Twenty-First Century Fox Inc. - Class B	139	3,798
Ulta Salon Cosmetics & Fragrance Inc. (c)	11	2,652
Viacom Inc. - Class B	60	2,496
		197,032
CONSUMER STAPLES - 7.4%
Costco Wholesale Corp.	77	12,088
Kraft Heinz Foods Co.	213	18,848
Mondelez International Inc. - Class A	272	12,385
Monster Beverage Corp. (c)	35	5,686
Walgreens Boots Alliance Inc.	189	15,697
Whole Foods Market Inc. (d)	57	1,820
		66,524
HEALTH CARE - 12.3%
Alexion Pharmaceuticals Inc. (c)	39	4,546
Amgen Inc.	131	19,938
Biogen Inc. (c)	38	9,294
BioMarin Pharmaceutical Inc. (c)	28	2,185
Celgene Corp. (c)	136	13,391
Cerner Corp. (c)	59	3,444
DENTSPLY SIRONA Inc.	41	2,531
Endo International Plc (c)	38	593
Express Scripts Holding Co. (c)	110	8,354
Gilead Sciences Inc.	233	19,462
Henry Schein Inc. (c)	14	2,517
Illumina Inc. (c)	26	3,616
Incyte Corp. (c)	33	2,602
Intuitive Surgical Inc. (c)	7	4,379
Mylan NV (c)	89	3,855
Regeneron Pharmaceuticals Inc. (c)	18	6,259
Vertex Pharmaceuticals Inc. (c)	43	3,728
		110,694
INDUSTRIALS - 1.9%
American Airlines Group Inc.	101	2,849
CSX Corp.	166	4,332
Fastenal Co. (d)	50	2,226
PACCAR Inc.	61	3,159
Stericycle Inc. (c)	15	1,565
Verisk Analytics Inc. (c)	30	2,402
		16,533
INFORMATION TECHNOLOGY - 55.0%
Activision Blizzard Inc.	128	5,082
Adobe Systems Inc. (c)	87	8,364
Akamai Technologies Inc. (c)	31	1,707
Alphabet Inc. - Class A (c)	51	36,171
Alphabet Inc. - Class C (c)	60	41,608
Analog Devices Inc.	53	3,026
Apple Inc.	958	91,632
Applied Materials Inc.	190	4,543
Autodesk Inc. (c)	39	2,120
Automatic Data Processing Inc.	79	7,273
Baidu.com - ADR - Class A (c)	48	7,859
Broadcom Ltd.	68	10,641
CA Inc.	72	2,379
Check Point Software Technologies Ltd. (c)	30	2,381
Cisco Systems Inc.	881	25,271
Citrix Systems Inc. (c)	27	2,174
Cognizant Technology Solutions Corp. - Class A (c)	105	6,027
eBay Inc. (c)	200	4,678
Electronic Arts Inc. (c)	52	3,976

See accompanying Notes to Financial Statements.

	Shares	Value
Facebook Inc. - Class A (c)	405	46,245
Fiserv Inc. (c)	39	4,220
Intel Corp.	827	27,122
Intuit Inc.	44	4,961
Lam Research Corp. (d)	28	2,323
Linear Technology Corp.	42	1,948
Maxim Integrated Products Inc.	50	1,789
Micron Technology Inc. (c)	180	2,478
Microsoft Corp.	1,376	70,391
NetApp Inc.	50	1,236
NetEase.com Inc.- ADR	13	2,602
Nvidia Corp. (d)	93	4,361
NXP Semiconductors NV (c)	60	4,665
Paychex Inc.	63	3,743
PayPal Holdings Inc. (c)	211	7,692
QUALCOMM Inc.	257	13,792
Seagate Technology (d)	53	1,279
Skyworks Solutions Inc.	33	2,109
Symantec Corp.	107	2,192
Texas Instruments Inc. (d)	176	11,033
Western Digital Corp.	50	2,344
Xilinx Inc.	44	2,035
Yahoo! Inc. (c)	165	6,198
		493,670
TELECOMMUNICATION SERVICES - 1.2%
SBA Communications Corp. (c)	22	2,350
T-Mobile US Inc. (c)	143	6,180
Vodafone Group Plc - ADR (d)	67	2,084
		10,614
Total Common Stocks (cost $899,729)		895,067
SHORT TERM INVESTMENTS - 2.8%
Investment Company - 0.7%
JNL Money Market Fund, 0.26% (a) (b)	6,098	6,098
Securities Lending Collateral - 2.1%
State Street Navigator Securities Lending Prime Portfolio, 0.51% (b)	19,008	19,008
Total Short Term Investments (cost $25,106)		25,106
Total Investments - 102.6% (cost $924,835)		920,173
Other Assets and Liabilities, Net - (2.6%)		(23,211)
Total Net Assets - 100.0%		$896,962

Portfolio Composition:	Percentage of Total Investments
Information Technology	53.7%
Consumer Discretionary	21.4
Health Care	12.0
Consumer Staples	7.2
Industrials	1.8
Telecommunication Services	1.2
Short Term Investments	2.7
Total Investments	100.0%

JNL/Mellon Capital S&P® 24 Fund

COMMON STOCKS - 100.1%
CONSUMER DISCRETIONARY - 12.3%
AutoZone Inc. (c)	34	$26,951
H&R Block Inc.	760	17,489
TJX Cos. Inc.	353	27,234
		71,674
CONSUMER STAPLES - 13.7%
Clorox Co.	199	27,583
Estee Lauder Cos. Inc. - Class A	287	26,138
Mondelez International Inc. - Class A	572	26,026
		79,747
ENERGY - 9.3%
Marathon Petroleum Corp.	487	18,488
Tesoro Corp.	233	17,457
Valero Energy Corp.	357	18,199
		54,144
FINANCIALS - 9.6%
NASDAQ Inc.	442	28,561
Torchmark Corp.	445	27,490
		56,051
HEALTH CARE - 12.8%
Gilead Sciences Inc.	255	21,313
Varian Medical Systems Inc. (c) (d)	318	26,183
Waters Corp. (c)	192	27,023
		74,519
INDUSTRIALS - 14.6%
Cintas Corp.	283	27,753
Expeditors International of Washington Inc.	564	27,667
Northrop Grumman Systems Corp.	133	29,602
		85,022
INFORMATION TECHNOLOGY - 12.3%
Intuit Inc.	265	29,530
Seagate Technology (d)	690	16,815
VeriSign Inc. (c) (d)	298	25,792
		72,137
UTILITIES - 15.5%
Eversource Energy	491	29,399
Public Service Enterprise Group Inc.	645	30,076
SCANA Corp.	412	31,143
		90,618
Total Common Stocks (cost $571,040)		583,912
SHORT TERM INVESTMENTS - 6.2%
Securities Lending Collateral - 6.2%
State Street Navigator Securities Lending Prime Portfolio, 0.51% (b)	36,252	36,252
Total Short Term Investments (cost $36,252)		36,252
Total Investments - 106.3% (cost $607,292)		620,164
Other Assets and Liabilities, Net - (6.3%)		(36,642)
Total Net Assets - 100.0%		$583,522

Portfolio Composition:	Percentage of Total Investments
Utilities	14.6%
Industrials	13.7
Consumer Staples	12.9
Health Care	12.0
Information Technology	11.6
Consumer Discretionary	11.6
Financials	9.0
Energy	8.7
Short Term Investments	5.9
Total Investments	100.0%

See accompanying Notes to Financial Statements.

JNL/Mellon Capital S&P® SMid 60 Fund

	Shares	Value
COMMON STOCKS - 99.5%
CONSUMER DISCRETIONARY - 1.5%
Fred’s Inc. - Class A (d)	295	$4,755
Stage Stores Inc. (d)	497	2,423
		7,178
CONSUMER STAPLES - 2.4%
Darling Ingredients Inc. (c)	429	6,398
Universal Corp. (d)	84	4,854
		11,252
ENERGY - 22.1%
Bill Barrett Corp. (c) (d)	1,144	7,307
Bonanza Creek Energy Inc. (c) (d)	864	1,738
Bristow Group Inc. (d)	174	1,983
Helix Energy Solutions Group Inc. (c) (d)	867	5,859
Newpark Resources Inc. (c) (d)	872	5,047
Noble Corp. Plc (d)	860	7,089
Oil States International Inc. (c)	332	10,915
Patterson-UTI Energy Inc.	613	13,073
Pioneer Energy Services Corp. (c)	2,059	9,473
QEP Resources Inc.	673	11,865
Rowan Cos. Plc - Class A (d)	545	9,619
Superior Energy Services Inc.	688	12,675
Unit Corp. (c)	376	5,850
		102,493
FINANCIALS - 29.8%
American Equity Investment Life Holding Co.	199	2,840
American Financial Group Inc.	132	9,750
Aspen Insurance Holdings Ltd.	197	9,125
Cash America International Inc.	161	6,855
CNO Financial Group Inc.	504	8,804
Employer Holdings Inc.	175	5,082
Everest Re Group Ltd.	51	9,390
First Bancorp Inc. (c)	1,459	5,793
Green Dot Corp. - Class A (c)	284	6,537
Hancock Holding Co.	374	9,761
Hanover Insurance Group Inc.	117	9,861
Horace Mann Educators Corp.	146	4,932
Navigators Group Inc.	56	5,126
Old Republic International Corp.	508	9,796
Piper Jaffray Cos. (c) (d)	117	4,420
Reinsurance Group of America Inc.	111	10,799
Selective Insurance Group Inc.	144	5,486
TCF Financial Corp.	672	8,496
World Acceptance Corp. (c) (d)	125	5,697
		138,550
HEALTH CARE - 1.8%
Lifepoint Health Inc. (c)	128	8,369
INDUSTRIALS - 14.6%
AECOM (c)	312	9,904
Aegion Corp. (c)	244	4,762
AGCO Corp.	207	9,749
Atlas Air Worldwide Holdings Inc. (c)	116	4,794
GATX Corp. (d)	220	9,694
Greenbrier Cos. Inc. (d)	145	4,223
NOW Inc. (c)	583	10,573
SkyWest Inc.	260	6,871
Trinity Industries Inc. (d)	383	7,108
		67,678
INFORMATION TECHNOLOGY - 5.7%
Ingram Micro Inc. - Class A	312	10,842
Tech Data Corp. (c)	143	10,279
TTM Technologies Inc. (c)	721	5,426
		26,547
MATERIALS - 13.5%
Carpenter Technology Corp. (d)	317	10,451
Century Aluminum Co. (c) (d)	1,027	6,504
Commercial Metals Co.	684	11,567
Domtar Corp.	255	8,931
Kraton Performance Polymers Inc. (c)	283	7,902
P.H. Glatfelter Co.	253	4,954
Reliance Steel & Aluminum Co.	162	12,459
		62,768
TELECOMMUNICATION SERVICES - 3.5%
Iridium Communications Inc. (c) (d)	561	4,986
Telephone & Data Systems Inc.	372	11,026
		16,012
UTILITIES - 4.6%
Great Plains Energy Inc.	344	10,453
PNM Resources Inc.	309	10,934
		21,387
Total Common Stocks (cost $416,636)		462,234
SHORT TERM INVESTMENTS - 11.9%
Investment Company - 2.2%
JNL Money Market Fund, 0.26% (a) (b)	10,429	10,429
Securities Lending Collateral - 9.7%
State Street Navigator Securities Lending Prime Portfolio, 0.51% (b)	45,095	45,095
Total Short Term Investments (cost $55,524)		55,524
Total Investments - 111.4% (cost $472,159)		517,758
Other Assets and Liabilities, Net - (11.4%)		(53,145)
Total Net Assets - 100.0%		$464,613

Portfolio Composition:	Percentage of Total Investments
Financials	26.8%
Energy	19.8
Industrials	13.1
Materials	12.1
Information Technology	5.1
Utilities	4.1
Telecommunication Services	3.1
Consumer Staples	2.2
Health Care	1.6
Consumer Discretionary	1.4
Short Term Investments	10.7
Total Investments	100.0%

JNL/Mellon Capital JNL 5 Fund

COMMON STOCKS - 99.7%
CONSUMER DISCRETIONARY - 9.6%
American Eagle Outfitters Inc. (d)	1,554	$24,754
Churchill Downs Inc.	75	9,427
Chuy’s Holdings Inc. (c) (d)	74	2,576
Cinemark Holdings Inc.	766	27,914
Cooper-Standard Holding Inc. (c)	77	6,117
Core-Mark Holding Co. Inc. (d)	207	9,691
Darden Restaurants Inc.	391	24,772
Dave & Buster’s Entertainment Inc. (c) (d)	185	8,676
Gap Inc. (d)	959	20,349
Gentherm Inc. (c)	161	5,517

See accompanying Notes to Financial Statements.

	Shares	Value
Gray Television Inc. (c)	299	3,240
Helen of Troy Ltd. (c)	126	12,996
Home Depot Inc.	466	59,543
Installed Building Products Inc. (c)	142	5,146
Isle of Capri Casinos Inc. (c)	183	3,352
Kohl’s Corp. (d)	492	18,664
Marks & Spencer Group Plc	6,365	27,259
Nautilus Inc. (c)	137	2,443
Pinnacle Entertainment Inc. (c)	278	3,075
Sportsman’s Warehouse Holdings Inc. (c) (d)	195	1,571
Thomson Reuters Corp.	658	26,594
World Wrestling Entertainment Inc. - Class A (d)	151	2,778
		306,454
CONSUMER STAPLES - 13.7%
Adecoagro SA (c)	537	5,893
Cal-Maine Foods Inc. (d)	194	8,616
Cott Corp.	489	6,821
Hormel Foods Corp.	1,563	57,193
John B. Sanfilippo & Son Inc.	40	1,690
Kroger Co. (d)	1,485	54,623
Procter & Gamble Co.	780	66,038
Reynolds American Inc.	540	29,135
Tyson Foods Inc. - Class A	1,154	77,096
USANA Health Sciences Inc. (c)	57	6,320
Wal-Mart Stores Inc.	1,658	121,089
		434,514
ENERGY - 15.5%
BP Plc	7,978	46,701
Canadian Natural Resources Ltd.	1,133	34,916
Cenovus Energy Inc.	1,970	27,225
Chevron Corp.	688	72,124
China Shenhua Energy Co. Ltd. - Class H	27,553	51,245
CNOOC Ltd.	39,419	49,204
Ensco Plc - Class A	1,545	15,002
Exxon Mobil Corp.	789	73,977
HollyFrontier Corp.	610	14,510
Nordic American Tankers Ltd. (d)	396	5,495
PBF Energy Inc. - Class A	692	16,447
PDC Energy Inc. (c) (d)	180	10,347
PrairieSky Royalty Ltd. (d)	23	427
Suncor Energy Inc.	970	26,897
Teekay Tankers Ltd. - Class A (d)	607	1,808
Valero Energy Corp.	874	44,555
		490,880
FINANCIALS - 7.9%
Ameris Bancorp	145	4,316
Banc of California Inc.	171	3,086
Bank of China Ltd. - Class H	93,935	37,753
BNC Bancorp	183	4,152
CenterState Banks of Florida Inc.	206	3,241
China Construction Bank Corp. - Class H	61,292	40,860
Coresite Realty Corp.	137	12,149
Customers Bancorp Inc. (c)	123	3,079
Diamond Hill Investment Group Inc. (d)	15	2,908
Eagle Bancorp Inc. (c)	150	7,214
Hannon Armstrong Sustainable Infrastructure Capital Inc.	171	3,698
Home Bancshares Inc.	631	12,484
Industrial & Commercial Bank of China Ltd. - Class H	69,836	38,945
INTL FCStone Inc. (c)	86	2,341
James River Group Holdings Ltd.	128	4,357
Kearny Financial Corp.	416	5,236
Pinnacle Financial Partners Inc. (d)	182	8,885
QTS Realty Trust Inc. - Class A	183	10,254
RLI Corp. (d)	195	13,378
Simmons First National Corp. - Class A	134	6,172
Talmer Bancorp Inc.	298	5,707
Towne Bank (d)	234	5,066
United Fire Group Inc.	112	4,769
Walker & Dunlop Inc. (c)	135	3,086
WSFS Financial Corp. (d)	135	4,352
Yadkin Financial Corp.	138	3,467
		250,955
HEALTH CARE - 17.7%
AbbVie Inc.	424	26,236
Aetna Inc.	559	68,326
AMN Healthcare Services Inc. (c) (d)	213	8,521
Cantel Medical Corp.	188	12,894
Chemed Corp. (d)	76	10,343
CIGNA Corp.	417	53,434
Civitas Solutions Inc. (c)	169	3,528
Cynosure Inc. - Class A (c)	103	5,010
Emergent BioSolutions Inc. (c)	174	4,880
Humana Inc.	340	61,167
ICU Medical Inc. (c)	71	8,030
Inogen Inc. (c)	89	4,483
Insys Therapeutics Inc. (c) (d)	325	4,211
Integra LifeSciences Holdings Corp. (c) (d)	166	13,269
LHC Group Inc. (c)	81	3,519
Masimo Corp. (c)	225	11,831
Merck & Co. Inc.	1,943	111,939
Natus Medical Inc. (c)	146	5,531
Pfizer Inc.	3,192	112,376
PharMerica Corp. (c)	137	3,388
Prestige Brands Holdings Inc. (c)	235	13,038
Providence Services Corp. (c)	69	3,116
Repligen Corp. (c) (d)	148	4,063
Supernus Pharmaceuticals Inc. (c) (d)	220	4,489
US Physical Therapy Inc.	55	3,302
		560,924
INDUSTRIALS - 10.1%
BAE Systems Plc	5,617	39,325
Beacon Roofing Supply Inc. (c)	265	12,038
Caterpillar Inc. (d)	900	68,220
Comfort Systems USA Inc.	166	5,406
Deere & Co. (d)	321	26,008
Griffon Corp. (d)	217	3,666
Hawaiian Holdings Inc. (c)	238	9,020
Insperity Inc.	108	8,363
John Bean Technologies Corp. (d)	130	7,971
Northrop Grumman Systems Corp.	326	72,528
On Assignment Inc. (c) (d)	237	8,752
Patrick Industries Inc. (c)	69	4,148
Pitney Bowes Inc.	1,201	21,372
Timken Co.	864	26,501
Universal Forest Products Inc.	90	8,338
		321,656
INFORMATION TECHNOLOGY - 11.6%
Angie’s List Inc. (c) (d)	262	1,704
Cirrus Logic Inc. (c)	285	11,040
Cisco Systems Inc.	3,859	110,711
CSG Systems International Inc.	148	5,968
Ellie Mae Inc. (c)	134	12,244
ePlus Inc. (c)	33	2,728
ExlService Holdings Inc. (c)	148	7,748
Fabrinet (c)	159	5,895
Fair Isaac Corp. (d)	138	15,641
FleetMatics Group Plc (c)	173	7,484

See accompanying Notes to Financial Statements.

	Shares	Value
Gigamon Inc. (c)	153	5,734
II-VI Inc. (c)	273	5,116
International Business Machines Corp.	450	68,307
LogMeIn Inc. (c) (d)	113	7,189
Monolithic Power Systems Inc.	178	12,136
Orbotech Ltd. (c)	192	4,907
OSI Systems Inc. (c)	89	5,181
Paycom Software Inc. (c) (d)	265	11,438
Photronics Inc. (c)	303	2,699
Silver Spring Networks Inc. (c)	225	2,733
Sina Corp. (c) (d)	310	16,068
SPS Commerce Inc. (c)	75	4,553
Sykes Enterprises Inc. (c)	190	5,513
WebMD Health Corp. - Class A (c) (d)	168	9,756
Western Union Co.	1,386	26,577
		369,070
MATERIALS - 6.0%
Compass Minerals International Inc. (d)	322	23,868
Dow Chemical Co.	490	24,365
Ingevity Corp. (c)	91	3,086
Innospec Inc.	109	5,022
LyondellBasell Industries NV - Class A	281	20,941
Nucor Corp. (d)	619	30,598
Packaging Corp. of America	392	26,209
Sonoco Products Co.	608	30,213
US Concrete Inc. (c)	66	4,026
WestRock Co.	538	20,898
		189,226
TELECOMMUNICATION SERVICES - 5.9%
Shenandoah Telecommunications Co.	433	16,901
Verizon Communications Inc.	2,223	124,135
Vodafone Group Plc	12,835	39,133
Vonage Holdings Corp. (c)	962	5,866
		186,035
UTILITIES - 1.7%
National Grid Plc	2,994	44,035
Ormat Technologies Inc.	221	9,672
		53,707
Total Common Stocks (cost $2,947,772)		3,163,421
SHORT TERM INVESTMENTS - 4.0%
Securities Lending Collateral - 4.0%
State Street Navigator Securities Lending Prime Portfolio, 0.51% (b)	126,371	126,371
Total Short Term Investments (cost $126,371)		126,371
Total Investments - 103.7% (cost $3,074,143)		3,289,792
Other Assets and Liabilities, Net - (3.7%)		(115,851)
Total Net Assets - 100.0%		$3,173,941

Portfolio Composition:	Percentage of Total Investments
Health Care	17.1%
Energy	14.9
Consumer Staples	13.2
Information Technology	11.2
Industrials	9.8
Consumer Discretionary	9.3
Financials	7.6
Materials	5.8
Telecommunication Services	5.7
Utilities	1.6
Short Term Investments	3.8
Total Investments	100.0%

JNL/Mellon Capital Communications Sector Fund

COMMON STOCKS - 99.9%
TELECOMMUNICATION SERVICES - 99.9%
8x8 Inc. (c)	169	$2,470
AT&T Inc.	771	33,294
ATN International Inc.	25	1,916
Boingo Wireless Inc. (c)	281	2,504
CenturyLink Inc.	192	5,574
Cincinnati Bell Inc. (c)	556	2,543
Cogent Communications Holdings Inc.	63	2,510
Consolidated Communications Holdings Inc. (d)	90	2,439
Fairpoint Communications Inc. (c) (d)	122	1,794
Frontier Communications Corp. (d)	603	2,979
General Communication Inc. - Class A (c)	95	1,508
Globalstar Inc. (c) (d)	997	1,206
IDT Corp. - Class B	139	1,968
Inteliquent Inc.	101	2,019
Iridium Communications Inc. (c) (d)	240	2,135
Level 3 Communications Inc. (c)	109	5,627
Lumos Networks Corp. (c)	143	1,732
NII Capital Corp. (c)	457	1,452
ORBCOMM Inc. (c) (d)	254	2,523
pdvWireless Inc. (c) (d)	67	1,434
SBA Communications Corp. (c)	48	5,210
Shenandoah Telecommunications Co.	82	3,189
Spok Holdings Inc.	100	1,923
Sprint Corp. (c) (d)	738	3,344
Straight Path Communications Inc. - Class B (c) (d)	65	1,794
T-Mobile US Inc. (c)	116	5,018
Telephone & Data Systems Inc.	88	2,608
US Cellular Corp. (c)	46	1,793
Verizon Communications Inc.	597	33,333
Vonage Holdings Corp. (c)	369	2,250
Windstream Holdings Inc. (d)	275	2,550
Total Common Stocks (cost $122,261)		142,639
SHORT TERM INVESTMENTS - 10.7%
Investment Company - 0.1%
JNL Money Market Fund, 0.26% (a) (b)	89	89
Securities Lending Collateral - 10.6%
Securities Lending Cash Collateral Fund LLC, 0.59% (a) (b)	15,109	15,109
Total Short Term Investments (cost $15,198)		15,198
Total Investments - 110.6% (cost $137,459)		157,837
Other Assets and Liabilities, Net - (10.6%)		(15,076)
Total Net Assets - 100.0%		$142,761

Portfolio Composition:	Percentage of Total Investments
Telecommunication Services	90.4%
Short Term Investments	9.6
Total Investments	100.0%

See accompanying Notes to Financial Statements.

JNL/Mellon Capital Consumer Brands Sector Fund*

	Shares	Value
COMMON STOCKS - 100.1%
CONSUMER DISCRETIONARY - 100.1%
Advance Auto Parts Inc.	23	$3,769
Amazon.com Inc. (c)	128	91,519
AutoZone Inc. (c)	10	7,646
Carnival Corp.	133	5,875
CBS Corp. - Class B	134	7,321
Charter Communications Inc. - Class A (c)	69	15,726
Chipotle Mexican Grill Inc. - Class A (c) (d)	10	3,849
Coach Inc.	88	3,597
Comcast Corp. - Class A	777	50,673
Delphi Automotive Plc	89	5,557
DISH Network Corp. - Class A (c)	73	3,805
Dollar General Corp.	93	8,759
Dollar Tree Inc. (c)	75	7,054
Expedia Inc.	39	4,194
Ford Motor Co.	1,182	14,861
General Motors Co.	444	12,555
Genuine Parts Co.	48	4,820
Hilton Worldwide Holdings Inc.	174	3,920
Home Depot Inc.	405	51,725
Johnson Controls Inc.	207	9,151
L Brands Inc.	79	5,296
Las Vegas Sands Corp.	139	6,057
Liberty Global Plc - Class A (c)	11	369
Liberty Global Plc - Class A (c)	92	2,668
Liberty Global Plc - Class C (c)	199	5,712
Liberty Global Plc - Class C (c) (d)	35	1,138
Lowe’s Cos. Inc.	291	23,008
Marriott International Inc. - Class A (d)	65	4,288
McDonald’s Corp.	288	34,659
Mohawk Industries Inc. (c)	20	3,819
Netflix Inc. (c)	137	12,497
Newell Brands Inc.	142	6,894
Nike Inc. - Class B	431	23,797
O’Reilly Automotive Inc. (c)	31	8,438
Omnicom Group Inc.	77	6,264
Priceline Group Inc. (c)	16	19,779
Ross Stores Inc.	130	7,363
Royal Caribbean Cruises Ltd.	55	3,714
Starbucks Corp.	472	26,966
Starwood Hotels & Resorts Worldwide Inc.	54	3,970
Target Corp.	183	12,749
Tesla Motors Inc. (c) (d)	32	6,739
Time Warner Inc.	252	18,553
TJX Cos. Inc.	214	16,508
Tractor Supply Co.	43	3,903
Twenty-First Century Fox Inc. - Class A	359	9,700
Twenty-First Century Fox Inc. - Class B	140	3,807
Ulta Salon Cosmetics & Fragrance Inc. (c)	19	4,722
VF Corp.	109	6,724
Viacom Inc. - Class B	110	4,573
Walt Disney Co.	495	48,441
Whirlpool Corp.	25	4,095
Yum! Brands Inc.	131	10,858
Other Securities		245,171
Total Common Stocks (cost $874,505)		919,615
SHORT TERM INVESTMENTS - 4.4%
Securities Lending Collateral - 4.4%
Securities Lending Cash Collateral Fund LLC, 0.59% (a) (b)	40,206	40,206
Total Short Term Investments (cost $40,206)		40,206
Total Investments - 104.5% (cost $914,711)		959,821
Other Assets and Liabilities, Net - (4.5%)		(41,762)
Total Net Assets - 100.0%		$918,059

Portfolio Composition:	Percentage of Total Investments
Consumer Discretionary	95.8%
Short Term Investments	4.2
Total Investments	100.0%

JNL/Mellon Capital Financial Sector Fund*

COMMON STOCKS - 100.0%
FINANCIALS - 100.0%
AFLAC Inc.	73	$5,245
Allstate Corp.	65	4,577
American Express Co.	142	8,627
American International Group Inc.	199	10,538
American Tower Corp.	73	8,344
Aon Plc - Class A	47	5,105
AvalonBay Communities Inc.	24	4,274
Bank of America Corp.	1,791	23,771
Bank of New York Mellon Corp. (a)	186	7,240
BB&T Corp.	140	5,001
Berkshire Hathaway Inc. - Class B (c)	207	29,916
BlackRock Inc.	21	7,295
Boston Properties Inc.	27	3,501
Capital One Financial Corp.	91	5,798
Charles Schwab Corp.	206	5,206
Chubb Ltd.	80	10,441
Citigroup Inc.	511	21,679
CME Group Inc.	59	5,706
Crown Castle International Corp.	58	5,861
Discover Financial Services	72	3,837
Equinix Inc.	12	4,630
Equity Residential	63	4,350
General Growth Properties Inc.	99	2,954
Goldman Sachs Group Inc.	66	9,788
Hartford Financial Services Group Inc.	69	3,077
Intercontinental Exchange Inc.	21	5,266
JPMorgan Chase & Co.	637	39,577
M&T Bank Corp.	25	2,922
Marsh & McLennan Cos. Inc.	90	6,178
MetLife Inc.	161	6,429
Morgan Stanley	254	6,609
PNC Financial Services Group Inc.	87	7,064
Progressive Corp.	101	3,382
ProLogis Inc.	91	4,452
Prudential Financial Inc.	77	5,507
Public Storage	26	6,519
Realty Income Corp. (d)	43	2,999
S&P Global Inc.	46	4,924
Simon Property Group Inc.	54	11,635
State Street Corp.	69	3,728
SunTrust Banks Inc.	87	3,585
Synchrony Financial (c)	144	3,643
T. Rowe Price Group Inc.	43	3,127
Travelers Cos. Inc.	51	6,080
U.S. Bancorp	301	12,147
Ventas Inc.	58	4,232
Vornado Realty Trust	29	2,934
Wells Fargo & Co.	837	39,611
Welltower Inc.	61	4,680
Weyerhaeuser Co.	136	4,061
Other Securities		244,629
Total Common Stocks (cost $620,103)		652,681

See accompanying Notes to Financial Statements.

	Shares	Value
SHORT TERM INVESTMENTS - 1.9%
Securities Lending Collateral - 1.9%
Securities Lending Cash Collateral Fund LLC, 0.59% (a) (b)	12,481	12,481
Total Short Term Investments (cost $12,481)		12,481
Total Investments - 101.9% (cost $632,584)		665,162
Other Assets and Liabilities, Net - (1.9%)		(12,645)
Total Net Assets - 100.0%		$652,517

Portfolio Composition:	Percentage of Total Investments
Financials	98.1%
Short Term Investments	1.9
Total Investments	100.0%

JNL/Mellon Capital Healthcare Sector Fund*

COMMON STOCKS - 99.9%
HEALTH CARE - 99.9%
Abbott Laboratories	1,282	$50,403
AbbVie Inc.	1,403	86,878
Aetna Inc.	304	37,139
Agilent Technologies Inc.	287	12,734
Alexion Pharmaceuticals Inc. (c)	197	22,984
Allergan Plc (c)	344	79,430
AmerisourceBergen Corp.	171	13,559
Amgen Inc.	655	99,673
Anthem Inc.	227	29,843
Baxter International Inc.	428	19,356
Becton Dickinson & Co.	184	31,233
Biogen Inc. (c)	190	46,016
BioMarin Pharmaceutical Inc. (c)	141	11,004
Boston Scientific Corp. (c)	1,179	27,548
Bristol-Myers Squibb Co.	1,463	107,589
Cardinal Health Inc.	288	22,445
Celgene Corp. (c)	681	67,127
Centene Corp. (c)	148	10,553
Cerner Corp. (c)	268	15,715
CIGNA Corp.	222	28,457
CR Bard Inc.	64	15,034
DaVita HealthCare Partners Inc. (c)	145	11,229
DENTSPLY SIRONA Inc.	209	12,980
Edwards Lifesciences Corp. (c)	187	18,684
Eli Lilly & Co.	867	68,259
Express Scripts Holding Co. (c)	581	44,062
Gilead Sciences Inc.	1,191	99,317
HCA Holdings Inc. (c)	277	21,363
Henry Schein Inc. (c)	72	12,685
Humana Inc.	129	23,176
Illumina Inc. (c)	127	17,833
Incyte Corp. (c)	147	11,791
Intuitive Surgical Inc. (c)	33	21,597
Johnson & Johnson	2,405	291,703
Laboratory Corp. of America Holdings (c)	89	11,592
McKesson Corp.	199	37,111
Medtronic Plc	1,225	106,282
Merck & Co. Inc.	2,418	139,297
Mylan NV (c)	366	15,816
Perrigo Co. Plc	125	11,367
Pfizer Inc.	5,379	189,411
Regeneron Pharmaceuticals Inc. (c)	67	23,545
St. Jude Medical Inc.	246	19,203
Stryker Corp.	292	34,984
Thermo Fisher Scientific Inc.	345	50,960
UnitedHealth Group Inc.	828	116,938
Universal Health Services Inc. - Class B	78	10,484
Vertex Pharmaceuticals Inc. (c)	214	18,394
Zimmer Biomet Holdings Inc.	173	20,872
Zoetis Inc. - Class A	410	19,459
Other Securities		420,830
Total Common Stocks (cost $2,618,970)		2,735,944
RIGHTS - 0.0%
Other Securities		157
Total Rights (cost $157)		157
SHORT TERM INVESTMENTS - 3.0%
Securities Lending Collateral - 3.0%
Securities Lending Cash Collateral Fund LLC, 0.59% (a) (b)	83,460	83,460
Total Short Term Investments (cost $83,460)		83,460
Total Investments - 102.9% (cost $2,702,587)		2,819,561
Other Assets and Liabilities, Net - (2.9%)		(79,847)
Total Net Assets - 100.0%		$2,739,714

Portfolio Composition:	Percentage of Total Investments
Health Care	97.0%
Short Term Investments	3.0
Total Investments	100.0%

JNL/Mellon Capital Oil & Gas Sector Fund*

COMMON STOCKS - 100.5%
ENERGY - 100.5%
Anadarko Petroleum Corp.	557	$29,680
Antero Resources Corp. (c) (d)	174	4,533
Apache Corp.	416	23,139
Baker Hughes Inc.	458	20,653
Cabot Oil & Gas Corp. - Class A	508	13,065
Cheniere Energy Inc. (c)	220	8,255
Chevron Corp.	2,050	214,890
Cimarex Energy Co.	105	12,546
Columbia Pipeline Group Inc.	425	10,836
Concho Resources Inc. (c)	142	16,987
ConocoPhillips Co.	1,350	58,844
Continental Resources Inc. (c) (d)	107	4,825
Core Laboratories NV	48	5,952
Devon Energy Corp.	506	18,340
Diamondback Energy Inc. (c)	80	7,323
Energen Corp.	111	5,334
EOG Resources Inc.	601	50,117
EQT Corp.	189	14,647
Exxon Mobil Corp.	4,239	397,317
FMC Technologies Inc. (c)	256	6,829
Gulfport Energy Corp. (c)	141	4,423
Halliburton Co.	939	42,513
Helmerich & Payne Inc. (d)	121	8,129
Hess Corp.	313	18,791
HollyFrontier Corp.	192	4,574
Kinder Morgan Inc.	2,075	38,852
Marathon Oil Corp.	910	13,653
Marathon Petroleum Corp.	582	22,089
Murphy Oil Corp. (d)	185	5,882
National Oilwell Varco Inc. (d)	416	13,997
Newfield Exploration Co. (c)	221	9,758
Noble Energy Inc.	473	16,964
Occidental Petroleum Corp.	834	62,998

See accompanying Notes to Financial Statements.

	Shares	Value
Oneok Inc.	233	11,076
Parsley Energy Inc. - Class A (c)	162	4,380
Patterson-UTI Energy Inc. (d)	172	3,659
Phillips 66	519	41,192
Pioneer Natural Resources Co.	179	27,084
QEP Resources Inc.	271	4,772
Range Resources Corp.	190	8,192
Schlumberger Ltd.	1,517	119,937
Southwestern Energy Co. (c) (d)	442	5,563
Spectra Energy Corp.	737	26,991
Targa Resources Corp.	180	7,598
Tesoro Corp.	134	10,006
Transocean Ltd. (d)	379	4,506
Valero Energy Corp.	516	26,322
Weatherford International Plc (c)	1,000	5,551
Williams Cos. Inc.	786	17,009
World Fuel Services Corp.	82	3,903
Other Securities		108,410
Total Common Stocks (cost $1,727,893)		1,622,886
SHORT TERM INVESTMENTS - 2.6%
Investment Company - 0.4%
JNL Money Market Fund, 0.26% (a) (b)	6,577	6,577
Securities Lending Collateral - 2.2%
Securities Lending Cash Collateral Fund LLC, 0.59% (a) (b)	36,205	36,205
Total Short Term Investments (cost $42,782)		42,782
Total Investments - 103.1% (cost $1,770,675)		1,665,668
Other Assets and Liabilities, Net - (3.1%)		(50,204)
Total Net Assets - 100.0%		$1,615,464

Portfolio Composition:	Percentage of Total Investments
Energy	97.4%
Short Term Investments	2.6
Total Investments	100.0%

JNL/Mellon Capital Technology Sector Fund*

COMMON STOCKS - 100.1%
INFORMATION TECHNOLOGY - 100.1%
Accenture Plc - Class A	177	$20,085
Activision Blizzard Inc.	164	6,511
Adobe Systems Inc. (c)	141	13,473
Alliance Data Systems Corp. (c)	17	3,288
Alphabet Inc. - Class A (c)	82	58,025
Alphabet Inc. - Class C (c)	88	60,675
Amphenol Corp. - Class A	87	4,976
Analog Devices Inc.	87	4,947
Apple Inc.	1,563	149,462
Applied Materials Inc.	319	7,644
Automatic Data Processing Inc.	129	11,860
Broadcom Ltd.	110	17,123
Cisco Systems Inc.	1,418	40,690
Citrix Systems Inc. (c)	43	3,471
Cognizant Technology Solutions Corp. - Class A (c)	172	9,838
Corning Inc.	313	6,401
eBay Inc. (c)	316	7,393
Electronic Arts Inc. (c)	87	6,583
EMC Corp.	550	14,933
Facebook Inc. - Class A (c)	647	73,939
Fidelity National Information Services Inc.	87	6,386
Fiserv Inc. (c)	63	6,811
FleetCor Technologies Inc. (c)	26	3,732
Hewlett Packard Enterprise Co.	491	8,967
HP Inc.	487	6,109
Intel Corp.	1,331	43,672
International Business Machines Corp.	257	39,048
Intuit Inc.	69	7,680
KLA-Tencor Corp.	44	3,209
Lam Research Corp. (d)	45	3,760
Linear Technology Corp. (d)	67	3,133
LinkedIn Corp. - Class A (c)	33	6,217
MasterCard Inc. - Class A	276	24,327
Micron Technology Inc. (c)	294	4,043
Microsoft Corp.	2,119	108,406
Nvidia Corp. (d)	152	7,132
Oracle Corp.	888	36,345
Paychex Inc.	92	5,447
PayPal Holdings Inc. (c)	311	11,337
QUALCOMM Inc.	422	22,612
Red Hat Inc. (c)	51	3,733
Salesforce.com Inc. (c)	178	14,139
Skyworks Solutions Inc.	54	3,440
Symantec Corp.	185	3,795
TE Connectivity Ltd.	104	5,951
Texas Instruments Inc.	284	17,780
Visa Inc. - Class A (d)	541	40,119
Western Digital Corp.	79	3,734
Xilinx Inc.	72	3,338
Yahoo! Inc. (c)	254	9,532
Other Securities		218,296
Total Common Stocks (cost $1,056,555)		1,203,547
SHORT TERM INVESTMENTS - 2.6%
Investment Company - 0.0%
JNL Money Market Fund, 0.26% (a) (b)	309	309
Securities Lending Collateral - 2.6%
Securities Lending Cash Collateral Fund LLC, 0.59% (a) (b)	31,152	31,152
Total Short Term Investments (cost $31,461)		31,461
Total Investments - 102.7% (cost $1,088,016)		1,235,008
Other Assets and Liabilities, Net - (2.7%)		(33,001)
Total Net Assets - 100.0%		$1,202,007

Portfolio Composition:	Percentage of Total Investments
Information Technology	97.4%
Short Term Investments	2.6
Total Investments	100.0%

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC (Unaudited)

Notes to Schedules of Investments

June 30, 2016

(a)	Investment in affiliate.
(b)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2016.
(c)	Non-income producing security.
(d)	All or portion of the security was on loan.
(e)

Security fair valued in good faith in accordance with the procedures approved by the JNL Variable Fund LLC’s Board of Managers (“Board” or “Managers”). Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurement” based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

*

A Summary Schedule of Investments is presented for this portfolio. For all items listed as “Other Securities” in this Summary Schedule of Investments, this represents issues not identified as top-fifty unaffiliated holdings in terms of value and issues or issuers not exceeding one percent individually or in aggregate, respectively, as of June 30, 2016. In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. A complete Schedule of Investments is available without charge, upon request, by calling the Annuity Service Center at 1-800-873-5654 or by visiting the Securities and Exchange Commission’s website, www.sec.gov.

Abbreviations:

“-” Amount rounds to less than one thousand

ADR - American Depositary Receipt

ETF - Exchange Traded Fund

MSCI - Morgan Stanley Capital International

NASDAQ - National Association of Securities Dealers Automated Quotations

REIT - Real Estate Investment Trust

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depository Receipt

Investments in Affiliates - See Note 5 in the Notes to Financial Statements for discussion of investments in affiliates.  The fair value and par value of the investment in the Securities Lending Cash Collateral Fund LLC are reported under Securities Lending Collateral in the Schedules of Investments.  Income received from the Securities Lending Cash Collateral Fund LLC is aggregated with income from securities lending when received from the Custodian.

The following table details cash management investments in affiliates held at June 30, 2016.  Purchase and sales proceeds are not shown for these investments.  There was no realized gain or loss relating to transactions in these investments during the period ended June 30, 2016.

	JNL Money Market Fund
Fund	Beginning Amortized Cost	Ending Amortized Cost	Dividend Income
JNL/Mellon Capital Dow Index Fund	$—	$1,272	$1
JNL/Mellon Capital Global 30 Fund	—	178	—
JNL/Mellon Capital Nasdaq 100 Fund	1,834	6,098	5
JNL/Mellon Capital S&P 24 Fund	—	—	1
JNL/Mellon Capital S&P SMid 60 Fund	660	10,429	4
JNL/Mellon Capital JNL 5 Fund	1,229	—	2
JNL/Mellon Capital Communications Sector Fund	—	89	1
JNL/Mellon Capital Consumer Brands Sector Fund	4,489	—	3
JNL/Mellon Capital Financial Sector Fund	3,652	—	2
JNL/Mellon Capital Healthcare Sector Fund	5,218	—	3
JNL/Mellon Capital Oil & Gas Sector Fund	9,015	6,577	10
JNL/Mellon Capital Technology Sector Fund	9,912	309	3

The JNL/Mellon Capital Financial Sector Fund invested in Bank of New York Mellon Corp., the parent company of the Fund’s Sub-Adviser.  The following table details the Fund’s long-term investment in this affiliate held at June 30, 2016.

Fund	Affiliate	Beginning Value	Purchases	Sales Proceeds	Dividend Income	Realized Gain	Ending Value
JNL/Mellon Capital Financial Sector Fund	Bank of New York Mellon Corp.	$8,277	$312	$852	$66	$324	$7,240

Summary of Investments by Country (as a percentage of total long-term investments)*:

JNL/Mellon Capital Global 30 Fund
China	21.4%
Hong Kong	2.2
Macau	3.2
United Kingdom	34.6
United States	38.6
Total Long-Term Investments	100.0%

* The Funds presented in the table are those whose strategies included investment in non-U.S. securities as deemed significant by the Funds’ Adviser.

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2016

	JNL/Mellon Capital Dow Index Fund	JNL/Mellon Capital Global 30 Fund	JNL/Mellon Capital Nasdaq 100 Fund	JNL/Mellon Capital S&P 24 Fund	JNL/Mellon Capital S&P SMid 60 Fund	JNL/Mellon Capital JNL 5 Fund	JNL/Mellon Capital Communications Sector Fund
Assets
Investments - unaffiliated, at value (a)(d)	$497,032	$337,765	$914,075	$620,164	$507,329	$3,289,792	$142,639
Investments - affiliated, at value (b)	1,272	178	6,098	—	10,429	—	15,198
Total investments, at value (c)	498,304	337,943	920,173	620,164	517,758	3,289,792	157,837
Cash	—	—	45	47	171	130	—
Foreign currency (e)	—	2	—	—	—	—	—
Receivable for investments sold	—	—	—	—	—	—	—
Receivable for fund shares sold	133	51	261	242	2,628	376	164
Receivable for dividends and interest	286	4,607	349	567	154	15,709	49
Other assets	1	1	2	1	1	9	1
Total assets	498,724	342,604	920,830	621,021	520,712	3,306,016	158,051
Liabilities
Cash overdraft	—	—	—	—	—	—	—
Payable for advisory fees	117	79	207	136	105	707	35
Payable for administrative fees	60	41	110	70	55	385	16
Payable for 12b-1 fee (Class A)	27	18	48	31	24	170	8
Payable for investment securities purchased	709	—	3,025	—	10,260	—	—
Payable for fund shares redeemed	596	367	1,283	876	507	4,058	113
Payable for manager fees	29	34	19	74	16	220	4
Payable for other expenses	57	13	169	60	38	164	6
Payable upon return of securities loaned	—	8,836	19,007	36,252	45,094	126,371	15,108
Total liabilities	1,595	9,388	23,868	37,499	56,099	132,075	15,290
Net assets	$497,129	$333,216	$896,962	$583,522	$464,613	$3,173,941	$142,761
Net assets consist of:
Paid-in capital	$467,007	$330,241	$723,716	$619,506	$408,602	$3,445,889	$109,546
Undistributed net investment income	—	—	12,913	10,045	6,384	121,458	5,772
Accumulated net realized gain (loss)	—	—	164,995	(58,901)	4,028	(608,975)	7,065
Net unrealized appreciation (depreciation) on investments and foreign currency	30,122	2,975	(4,662)	12,872	45,599	215,569	20,378
	$497,129	$333,216	$896,962	$583,522	$464,613	$3,173,941	$142,761
Class A
Net assets	$497,129	$333,216	$896,723	$583,051	$464,171	$3,162,202	$142,672
Shares outstanding (no par value), unlimited shares authorized	25,459	14,635	48,456	36,585	56,969	243,077	8,939
Net asset value per share	$19.53	$22.77	$18.51	$15.94	$8.15	$13.01	$15.96
Class B
Net assets	$ N/A	$ N/A	$239	$471	$441	$11,739	$89
Shares outstanding (no par value), unlimited shares authorized	N/A	N/A	18	37	55	899	6
Net asset value per share	$ N/A	$ N/A	$13.17	$12.68	$7.99	$13.06	$15.17

(a) Investments - unaffiliated, at cost	$466,910	$334,690	$918,737	$607,292	$461,730	$3,074,143	$122,261
(b) Investments - affiliated, at cost	1,272	178	6,098	—	10,429	—	15,198
(c) Total investments, at cost	$468,182	$334,868	$924,835	$607,292	$472,159	$3,074,143	$137,459
(d) Including value of securities on loan	$13,068	$8,707	$37,040	$53,852	$57,908	$254,805	$16,879
(e) Foreign currency, at cost	—	2	—	—	—	—	—

See accompanying Notes to Financial Statements.

	JNL/Mellon Capital Consumer Brands Sector Fund	JNL/Mellon Capital Financial Sector Fund	JNL/Mellon Capital Healthcare Sector Fund	JNL/Mellon Capital Oil & Gas Sector Fund	JNL/Mellon Capital Technology Sector Fund
Assets
Investments - unaffiliated, at value (a)(d)	$919,615	$645,441	$2,736,101	$1,622,886	$1,203,547
Investments - affiliated, at value (b)	40,206	19,721	83,460	42,782	31,461
Total investments, at value (c)	959,821	665,162	2,819,561	1,665,668	1,235,008
Cash	23	—	—	—	169
Foreign currency (e)	—	—	—	—	—
Receivable for investments sold	—	8,112	15,883	18,747	—
Receivable for fund shares sold	509	339	1,353	1,299	614
Receivable for dividends and interest	533	1,163	2,374	1,373	377
Other assets	3	3	10	4	4
Total assets	960,889	674,779	2,839,181	1,687,091	1,236,172
Liabilities
Cash overdraft	—	7,428	11,939	—	—
Payable for advisory fees	217	157	619	359	282
Payable for administrative fees	114	82	339	194	150
Payable for 12b-1 fee (Class A)	50	35	147	86	66
Payable for investment securities purchased	—	—	—	33,606	—
Payable for fund shares redeemed	2,189	2,036	2,798	1,074	2,438
Payable for manager fees	12	14	38	42	23
Payable for other expenses	42	29	127	61	54
Payable upon return of securities loaned	40,206	12,481	83,460	36,205	31,152
Total liabilities	42,830	22,262	99,467	71,627	34,165
Net assets	$918,059	$652,517	$2,739,714	$1,615,464	$1,202,007
Net assets consist of:
Paid-in capital	$800,125	$587,104	$2,259,502	$1,716,372	$991,382
Undistributed net investment income	11,544	17,820	38,513	46,574	15,498
Accumulated net realized gain (loss)	61,280	14,278	324,725	(42,475)	48,135
Net unrealized appreciation (depreciation) on investments and foreign currency	45,110	33,315	116,974	(105,007)	146,992
	$918,059	$652,517	$2,739,714	$1,615,464	$1,202,007
Class A
Net assets	$917,756	$652,140	$2,738,680	$1,614,177	$1,201,619
Shares outstanding (no par value), unlimited shares authorized	51,377	63,507	108,584	63,520	115,883
Net asset value per share	$17.86	$10.27	$25.22	$25.41	$10.37
Class B
Net assets	$303	$377	$1,034	$1,287	$388
Shares outstanding (no par value), unlimited shares authorized	17	37	41	50	37
Net asset value per share	$18.17	$10.28	$25.35	$25.81	$10.55

(a) Investments - unaffiliated, at cost	$874,505	$613,517	$2,619,127	$1,727,893	$1,056,555
(b) Investments - affiliated, at cost	40,206	19,067	83,460	42,782	31,461
(c) Total investments, at cost	$914,711	$632,584	$2,702,587	$1,770,675	$1,088,016
(d) Including value of securities on loan	$61,487	$23,861	$105,133	$58,834	$63,295
(e) Foreign currency, at cost	—	—	—	—	—

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2016

	JNL/Mellon Capital Dow Index Fund	JNL/Mellon Capital Global 30 Fund	JNL/Mellon Capital Nasdaq 100 Fund	JNL/Mellon Capital S&P 24 Fund	JNL/Mellon Capital S&P SMid 60 Fund	JNL/Mellon Capital JNL 5 Fund	JNL/Mellon Capital Communications Sector Fund
Investment income
Dividends (a)	$6,573	$10,415	$5,487	$5,853	$2,711	$51,843	$2,020
Foreign taxes withheld	—	(379)	(1)	—	—	(1,356)	—
Securities lending (a)	22	7	205	67	226	2,200	593
Total investment income	6,595	10,043	5,691	5,920	2,937	52,687	2,613

Expenses
Advisory fees	697	484	1,202	835	523	4,256	197
Administrative fees	361	247	635	435	268	2,319	94
12b-1 fees (Class A)	482	330	846	580	357	3,097	125
Licensing fees paid to third parties	54	12	169	58	36	155	5
Legal fees	1	1	2	1	1	7	—
Manager fees	4	3	7	5	3	24	1
Chief compliance officer fees	1	—	1	1	—	4	—
Other expenses	4	5	9	9	5	48	1
Total expenses	1,604	1,082	2,871	1,924	1,193	9,910	423
Net investment income	4,991	8,961	2,820	3,996	1,744	42,777	2,190

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	500	(383)	32,191	(92,978)	(5,625)	(83,791)	1,250
Affiliated investments	—	—	—	—	—	—	—
Foreign currency related items	—	(49)	—	—	1	(169)	—
Net change in unrealized appreciation (depreciation) on:
Investments	14,855	1,998	(56,723)	77,031	44,121	172,641	18,742
Foreign currency related items	—	(70)	—	—	—	(278)	—
Net realized and unrealized gain (loss)	15,355	1,496	(24,532)	(15,947)	38,497	88,403	19,992
Net increase (decrease) in net assets from operations	$20,346	$10,457	$(21,712)	$(11,951)	$40,241	$131,180	$22,182

(a) Income from affiliated investments	$23	$—	$5	$1	$4	$2	$594

See accompanying Notes to Financial Statements.

	JNL/Mellon Capital Consumer Brands Sector Fund	JNL/Mellon Capital Financial Sector Fund	JNL/Mellon Capital Healthcare Sector Fund	JNL/Mellon Capital Oil & Gas Sector Fund	JNL/Mellon Capital Technology Sector Fund
Investment income
Dividends (a)	$7,890	$9,149	$21,172	$19,802	$9,954
Foreign taxes withheld	(1)	(9)	—	(9)	—
Securities lending (a)	406	110	931	587	161
Total investment income	8,295	9,250	22,103	20,380	10,115

Expenses
Advisory fees	1,307	929	3,813	1,873	1,683
Administrative fees	693	486	2,085	1,007	902
12b-1 fees (Class A)	923	647	2,779	1,342	1,202
Licensing fees paid to third parties	39	27	118	57	51
Legal fees	2	2	6	3	3
Manager fees	7	5	22	9	9
Chief compliance officer fees	1	1	4	2	2
Other expenses	6	6	22	7	8
Total expenses	2,978	2,103	8,849	4,300	3,860
Net investment income	5,317	7,147	13,254	16,080	6,255

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	38,059	17,273	136,182	(5,045)	33,295
Affiliated investments	—	324	—	—	—
Foreign currency related items	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	(48,763)	(38,548)	(218,578)	198,774	(51,746)
Foreign currency related items	—	—	—	—	—
Net realized and unrealized gain (loss)	(10,704)	(20,951)	(82,396)	193,729	(18,451)
Net increase (decrease) in net assets from operations	$(5,387)	$(13,804)	$(69,142)	$209,809	$(12,196)

(a) Income from affiliated investments	$409	$178	$934	$597	$164

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2016

	JNL/Mellon Capital Dow Index Fund	JNL/Mellon Capital Global 30 Fund	JNL/Mellon Capital Nasdaq 100 Fund	JNL/Mellon Capital S&P 24 Fund	JNL/Mellon Capital S&P SMid 60 Fund	JNL/Mellon Capital JNL 5 Fund	JNL/Mellon Capital Communications Sector Fund
Operations
Net investment income	$4,991	$8,961	$2,820	$3,996	$1,744	$42,777	$2,190
Net realized gain (loss)	500	(432)	32,191	(92,978)	(5,624)	(83,960)	1,250
Net change in unrealized appreciation (depreciation)	14,855	1,928	(56,723)	77,031	44,121	172,363	18,742
Net increase (decrease) in net assets from operations	20,346	10,457	(21,712)	(11,951)	40,241	131,180	22,182
Distributions to shareholders
Share transactions(1)
Proceeds from the sale of shares
Class A	47,786	18,937	176,715	46,090	147,921	99,419	22,533
Class B	—	—	37	105	108	455	—
Cost of shares redeemed
Class A	(66,179)	(49,807)	(145,029)	(88,022)	(55,178)	(346,482)	(17,646)
Class B	—	—	(41)	(332)	(44)	(810)	(5)
Net increase (decrease) in net assets from share transactions	(18,393)	(30,870)	31,682	(42,159)	92,807	(247,418)	4,882
Net increase (decrease) net assets	1,953	(20,413)	9,970	(54,110)	133,048	(116,238)	27,064
Net assets beginning of year	495,176	353,629	886,992	637,632	331,565	3,290,179	115,697
Net assets end of year	$497,129	$333,216	$896,962	$583,522	$464,613	$3,173,941	$142,761
Undistributed net investment income	$—	$—	$12,913	$10,045	$6,384	$121,458	$5,772

(1) Share transactions
Shares sold
Class A	2,564	874	9,743	5,227	18,775	8,116	3,970
Class B	—	—	3	16	14	37	—
Shares tendered in reverse share split
Class A (a)	—	—	—	(37,466)	—	—	(17,858)
Class B (a)	—	—	—	(36)	—	—	(12)
Shares redeemed
Class A	(3,568)	(2,309)	(8,129)	(9,868)	(7,425)	(28,160)	(3,081)
Class B	—	—	(3)	(53)	(6)	(66)	(1)
Net increase/(decrease)
Class A	(1,004)	(1,435)	1,614	(42,107)	11,350	(20,044)	(16,969)
Class B	—	—	—	(73)	8	(29)	(13)
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$9,494	$—	$1,391,642	$619,726	$322,060	$2,355,383	$19,515
Proceeds from sales of securities	23,286	25,457	1,359,076	657,824	229,855	2,569,837	12,590

(a) As of close of business on May 6, 2016, the Fund implemented a reverse share split which resulted in a reduction in the number of shares.  Shares sold and shares redeemed prior to May 6, 2016 reflected in the Statements of Changes in Net Assets were not adjusted for the reverse share split.  See Note 7 in the Notes to the Financial Statements.

See accompanying Notes to Financial Statements.

	JNL/Mellon Capital Consumer Brands Sector Fund	JNL/Mellon Capital Financial Sector Fund	JNL/Mellon Capital Healthcare Sector Fund	JNL/Mellon Capital Oil & Gas Sector Fund	JNL/Mellon Capital Technology Sector Fund
Operations
Net investment income	$5,317	$7,147	$13,254	$16,080	$6,255
Net realized gain (loss)	38,059	17,597	136,182	(5,045)	33,295
Net change in unrealized appreciation (depreciation)	(48,763)	(38,548)	(218,578)	198,774	(51,746)
Net increase (decrease) in net assets from operations	(5,387)	(13,804)	(69,142)	209,809	(12,196)
Distributions to shareholders
Share transactions(1)
Proceeds from the sale of shares
Class A	199,854	98,669	313,218	363,005	177,762
Class B	92	41	168	141	28
Cost of shares redeemed
Class A	(264,290)	(141,858)	(667,709)	(135,997)	(242,793)
Class B	(93)	(14)	(236)	(108)	(42)
Net increase (decrease) in net assets from share transactions	(64,437)	(43,162)	(354,559)	227,041	(65,045)
Net increase (decrease) net assets	(69,824)	(56,966)	(423,701)	436,850	(77,241)
Net assets beginning of year	987,883	709,483	3,163,415	1,178,614	1,279,248
Net assets end of year	$918,059	$652,517	$2,739,714	$1,615,464	$1,202,007
Undistributed net investment income	$11,544	$17,820	$38,513	$46,574	$15,498

(1) Share transactions
Shares sold
Class A	11,482	10,031	13,087	16,071	17,594
Class B	5	4	8	7	3
Shares redeemed
Class A	(15,370)	(14,491)	(27,963)	(6,006)	(24,273)
Class B	(5)	(1)	(10)	(5)	(4)
Net increase/(decrease)
Class A	(3,888)	(4,460)	(14,876)	10,065	(6,679)
Class B	—	3	(2)	2	(1)
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$82,514	$32,163	$102,777	$291,298	$63,934
Proceeds from sales of securities	149,999	68,867	439,140	46,030	118,165

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2015

	JNL/Mellon Capital Dow Index Fund	JNL/Mellon Capital Global 30 Fund	JNL/Mellon Capital Nasdaq 25 Fund	JNL/Mellon Capital S&P 24 Fund	JNL/Mellon Capital S&P SMid 60 Fund	JNL/Mellon Capital JNL 5 Fund	JNL/Mellon Capital Communications Sector Fund
Operations
Net investment income	$16,019	$15,025	$10,104	$6,097	$4,654	$78,978	$3,585
Net realized gain (loss)	89,910	(13,420)	133,681	34,280	13,569	275,657	8,108
Net change in unrealized appreciation (depreciation)	(109,643)	(36,654)	(137,574)	(107,565)	(39,763)	(476,807)	(8,185)
Net increase (decrease) in net assets from operations	(3,714)	(35,049)	6,211	(67,188)	(21,540)	(122,172)	3,508
Distributions to shareholders
From net investment income
Class A	—	—	(4,558)	(8,507)	(8,906)	(91,458)	(4,405)
Class B	—	—	(2)	(13)	(10)	(345)	(3)
From net realized gains
Class A	—	—	(103,297)	(232,386)	(128,371)	—	(3,737)
Class B	—	—	(40)	(291)	(131)	—	(3)
Total distributions to shareholders	—	—	(107,897)	(241,197)	(137,418)	(91,803)	(8,148)
Share transactions(1)
Proceeds from the sale of shares
Class A	108,080	160,294	423,153	186,865	114,259	339,562	18,520
Class B	—	—	196	135	60	1,031	86
Proceeds in connection with acquisition
Class A	—	—	—	430,732	—	447,832	—
Class B	—	—	—	213	—	1,144	—
Reinvestment of distributions
Class A	—	—	107,855	240,893	137,277	91,458	8,142
Class B	—	—	42	304	141	345	6
Cost of shares redeemed
Class A	(189,949)	(154,545)	(549,806)	(462,040)	(249,005)	(848,570)	(41,094)
Class B	—	—	(497)	(133)	(160)	(1,665)	(96)
Net increase (decrease) in net assets from share transactions	(81,869)	5,749	(19,057)	396,969	2,572	31,137	(14,436)
Net increase (decrease) net assets	(85,583)	(29,300)	(120,743)	88,584	(156,386)	(182,838)	(19,076)
Net assets beginning of year	580,759	382,929	1,007,735	549,048	487,951	3,473,017	134,773
Net assets end of year	$495,176	$353,629	$886,992	$637,632	$331,565	$3,290,179	$115,697
Undistributed net investment income	$—	$—	$10,093	$6,049	$4,640	$78,681	$3,582

(1) Share transactions
Shares sold
Class A	5,737	6,605	19,949	14,118	9,574	25,894	3,875
Class B	—	—	12	11	5	78	19
Shares issued in connection with acquisition
Class A	—	—	—	30,927	—	32,796	—
Class B	—	—	—	18	—	84	—
Reinvestment of distributions
Class A	—	—	5,710	29,377	18,476	7,299	1,842
Class B	—	—	3	47	19	27	1
Shares redeemed
Class A	(10,110)	(6,496)	(26,120)	(35,265)	(20,633)	(64,870)	(8,650)
Class B	—	—	(31)	(12)	(13)	(127)	(21)
Net increase/(decrease)
Class A	(4,373)	109	(461)	39,157	7,417	1,119	(2,933)
Class B	—	—	(16)	64	11	62	(1)

See accompanying Notes to Financial Statements.

	JNL/Mellon Capital Consumer Brands Sector Fund	JNL/Mellon Capital Financial Sector Fund	JNL/Mellon Capital Healthcare Sector Fund	JNL/Mellon Capital Oil & Gas Sector Fund	JNL/Mellon Capital Technology Sector Fund
Operations
Net investment income	$6,233	$10,683	$22,446	$30,528	$9,127
Net realized gain (loss)	25,265	29,608	200,884	(10,902)	24,862
Net change in unrealized appreciation (depreciation)	(3,526)	(52,953)	(115,786)	(357,963)	9,013
Net increase (decrease) in net assets from operations	27,972	(12,662)	107,544	(338,337)	43,002
Distributions to shareholders
From net investment income
Class A	(3,811)	(7,273)	(13,043)	(20,558)	(6,983)
Class B	(1)	(4)	(6)	(21)	(3)
From net realized gains
Class A	(65,772)	(33,075)	(116,676)	(34,845)	(84,468)
Class B	(19)	(17)	(41)	(32)	(26)
Total distributions to shareholders	(69,603)	(40,369)	(129,766)	(55,456)	(91,480)
Share transactions(1)
Proceeds from the sale of shares
Class A	665,870	358,451	1,806,914	620,975	585,938
Class B	173	105	468	273	172
Proceeds in connection with acquisition
Class A	—	—	—	—	—
Class B	—	—	—	—	—
Reinvestment of distributions
Class A	69,583	40,348	129,719	55,403	91,451
Class B	20	21	47	53	29
Cost of shares redeemed
Class A	(257,166)	(232,940)	(792,094)	(319,144)	(325,447)
Class B	(63)	(138)	(528)	(403)	(183)
Net increase (decrease) in net assets from share transactions	478,417	165,847	1,144,526	357,157	351,960
Net increase (decrease) net assets	436,786	112,816	1,122,304	(36,636)	303,482
Net assets beginning of year	551,097	596,667	2,041,111	1,215,250	975,766
Net assets end of year	$987,883	$709,483	$3,163,415	$1,178,614	$1,279,248
Undistributed net investment income	$6,227	$10,673	$25,259	$30,494	$9,243

(1) Share transactions
Shares sold
Class A	34,738	32,151	67,017	22,517	53,265
Class B	9	9	17	10	15
Shares issued in connection with acquisition
Class A	—	—	—	—	—
Class B	—	—	—	—	—
Reinvestment of distributions
Class A	3,840	3,835	5,210	2,343	8,603
Class B	1	2	2	2	3
Shares redeemed
Class A	(13,655)	(21,244)	(30,077)	(11,807)	(29,910)
Class B	(3)	(12)	(20)	(14)	(17)
Net increase/(decrease)
Class A	24,923	14,742	42,150	13,053	31,958
Class B	7	(1)	(1)	(2)	1

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (Decrease) from Investment Operations						Distributions from							Supplemental Data		Ratios
Period Ended	Net Asset Value, Beginning of Period		Net Investment Income (Loss)(a)		Net Realized & Unrealized Gains (Losses)		Total from Investment Operations		Net Investment Income		Net Realized Gains on Investment Transactions		Net Asset Value, End of Period		Total Return(b)	Net Assets, End of Period (in thousands)	Portfolio Turnover	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Mellon Capital Dow Index Fund
Class A
06/30/2016	$18.71		$0.19		$0.63		$0.82		$—		$—		$19.53		4.38%	$497,129	2%	0.67%	2.07%
12/31/2015	18.83		0.55		(0.67)		(0.12)		—		—		18.71		(0.64)	495,176	115	0.66	2.93
12/31/2014	17.15		0.50		1.18		1.68		—		—		18.83		9.80	580,759	24	0.67	2.79
12/31/2013	13.14		0.43		3.58		4.01		—		—		17.15		30.52	584,429	43	0.66	2.79
12/31/2012	11.81		0.40		0.93		1.33		—		—		13.14		11.26	462,793	30	0.67	3.11
12/31/2011	10.01		0.35		1.45		1.80		—		—		11.81		17.98	492,059	40	0.67	3.26
JNL/Mellon Capital Global 30 Fund
Class A
06/30/2016	22.01		0.58		0.18		0.76		—		—		22.77		3.45	333,216	0	0.66	5.43
12/31/2015	23.99		0.87		(2.85)		(1.98)		—		—		22.01		(8.25)	353,629	125	0.69	3.65
12/31/2014	21.64		1.42		0.93		2.35		—		—		23.99		10.86	382,929	29	0.70	6.50
12/31/2013	19.10		0.88		1.66		2.54		—		—		21.64		13.30 (c)	412,489	49	0.70	4.25
12/31/2012	15.54		0.71		2.85		3.56		—		—		19.10		22.91	419,766	53	0.70	4.13
12/31/2011	16.94		0.67		(2.07)		(1.40)		—		—		15.54		(8.26)	400,363	45	0.70	4.02
JNL/Mellon Capital Nasdaq 100 Fund
Class A
06/30/2016	18.93		0.06		(0.48)		(0.42)		—		—		18.51		(2.22)	896,723	158	0.68	0.67
12/31/2015	21.29		0.22		0.08		0.30		(0.11)		(2.55)		18.93		1.43	886,744	85	0.68	1.04
12/31/2014	19.00		0.12		3.40		3.52		(0.04)		(1.19)		21.29		18.44	1,007,193	55	0.68	0.61
12/31/2013	13.84		0.05		5.62		5.67		(0.14)		(0.37)		19.00		41.10	609,174	79	0.68	0.32
12/31/2012	11.67		0.15		2.15		2.30		(0.03)		(0.10)		13.84		19.66	419,999	78	0.69	1.15
12/31/2011	11.50		0.04		0.19		0.23		(0.06)		—		11.67		1.98	286,871	71	0.69	0.33
Class B
06/30/2016	13.46		0.05		(0.35)		(0.29)		—		—		13.17		(2.15)	239	158	0.48	0.86
12/31/2015	15.90		0.21		0.05		0.26		(0.15)		(2.55)		13.46		1.65	248	85	0.48	1.31
12/31/2014	14.44		0.13		2.58		2.71		(0.06)		(1.19)		15.90		18.67	542	55	0.48	0.82
12/31/2013	10.60		0.07		4.30		4.37		(0.16)		(0.37)		14.44		41.44	381	79	0.48	0.53
12/31/2012	8.97		0.15		1.63		1.78		(0.05)		(0.10)		10.60		19.75	347	78	0.49	1.49
12/31/2011	8.84		0.04		0.16		0.20		(0.07)		—		8.97		2.27	156	71	0.49	0.49
JNL/Mellon Capital S&P 24 Fund
Class A
06/30/2016	16.19	(d)	0.11	(d)	(0.36	)(d)	(0.25	)(d)	—		—		15.94		(1.48)	583,051	105	0.66	1.38
12/31/2015	27.75	(d)	0.24	(d)	(2.42	)(d)	(2.18	)(d)	(0.33	)(d)	(9.05	)(d)	16.19	(d)	(8.29)	636,922	126	0.67	0.96
12/31/2014	29.66	(d)	0.24	(d)	1.32	(d)	1.56	(d)	(0.23	)(d)	(3.24	)(d)	27.75	(d)	5.18	548,488	108	0.66	1.05
12/31/2013	21.70	(d)	0.15	(d)	8.59	(d)	8.74	(d)	(0.24	)(d)	(0.54	)(d)	29.66	(d)	40.51	1,052,886	74	0.66	0.60
12/31/2012	21.20	(d)	0.32	(d)	2.13	(d)	2.45	(d)	(0.11	)(d)	(1.84	)(d)	21.70	(d)	11.53	580,127	98	0.66	1.42
12/31/2011	20.30	(d)	0.14	(d)	0.86	(d)	1.00	(d)	(0.10	)(d)	—	(d)	21.20	(d)	4.91	535,213	85	0.65	0.65
Class B
06/30/2016	12.87	(d)	0.10	(d)	(0.29	)(d)	(0.19	)(d)	—		—		12.68		(1.40)	471	105	0.46	1.58
12/31/2015	24.14	(d)	0.25	(d)	(2.08	)(d)	(1.83	)(d)	(0.39	)(d)	(9.05	)(d)	12.87	(d)	(8.13)	710	126	0.47	1.14
12/31/2014	26.26	(d)	0.34	(d)	1.09	(d)	1.43	(d)	(0.31	)(d)	(3.24	)(d)	24.14	(d)	5.39	560	108	0.46	1.29
12/31/2013	19.26	(d)	0.18	(d)	7.63	(d)	7.81	(d)	(0.27	)(d)	(0.54	)(d)	26.26	(d)	40.84	502	74	0.46	0.79
12/31/2012	19.00	(d)	0.33	(d)	1.92	(d)	2.25	(d)	(0.15	)(d)	(1.84	)(d)	19.26	(d)	11.81	372	98	0.46	1.62
12/31/2011	18.18	(d)	0.16	(d)	0.77	(d)	0.93	(d)	(0.11	)(d)	—	(d)	19.00	(d)	5.14	316	85	0.45	0.84

See accompanying Notes to Financial Statements.

			Increase (Decrease) from Investment Operations						Distributions from							Supplemental Data		Ratios
Period Ended	Net Asset Value, Beginning of Period		Net Investment Income (Loss)(a)		Net Realized & Unrealized Gains (Losses)		Total from Investment Operations		Net Investment Income		Net Realized Gains on Investment Transactions		Net Asset Value, End of Period		Total Return(b)	Net Assets, End of Period (in thousands)	Portfolio Turnover	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Mellon Capital S&P SMid 60 Fund
Class A
06/30/2016	$7.26		$0.04		$0.85		$0.89		$—		$—		$8.15		12.26%	$464,171	62%	0.67%	0.97%
12/31/2015	12.76		0.14		(0.67)		(0.53)		(0.32)		(4.65)		7.26		(5.05)	331,230	79	0.67	1.20
12/31/2014	13.90		0.21		0.25		0.46		(0.09)		(1.51)		12.76		3.50	487,496	83	0.66	1.49
12/31/2013	10.43		0.06		3.78		3.84		(0.19)		(0.18)		13.90		36.89	670,340	74	0.66	0.50
12/31/2012	9.93		0.21		1.14		1.35		(0.09)		(0.76)		10.43		13.85	479,241	90	0.66	1.96
12/31/2011	11.33		0.11		(0.98)		(0.87)		(0.08)		(0.45)		9.93		(7.72)	481,692	71	0.65	1.04
Class B
06/30/2016	7.12		0.04		0.83		0.87		—		—		7.99		12.22	441	62	0.47	1.18
12/31/2015	12.63		0.17		(0.66)		(0.49)		(0.37)		(4.65)		7.12		(4.81)	335	79	0.47	1.41
12/31/2014	13.77		0.24		0.25		0.49		(0.12)		(1.51)		12.63		3.79	455	83	0.46	1.73
12/31/2013	10.33		0.08		3.75		3.83		(0.21)		(0.18)		13.77		37.17	625	74	0.46	0.66
12/31/2012	9.85		0.32		1.03		1.35		(0.11)		(0.76)		10.33		13.96	481	90	0.46	3.03
12/31/2011	11.22		0.12		(0.95)		(0.83)		(0.09)		(0.45)		9.85		(7.42)	203	71	0.45	1.12
JNL/Mellon Capital JNL 5 Fund
Class A
06/30/2016	12.46		0.17		0.38		0.55		—		—		13.01		4.41	3,162,202	75	0.64	2.75
12/31/2015	13.21		0.30		(0.70)		(0.40)		(0.35)		—		12.46		(3.02)	3,278,583	74	0.64	2.26
12/31/2014	12.11		0.33		1.04		1.37		(0.27)		—		13.21		11.32	3,461,552	65	0.64	2.65
12/31/2013	9.43		0.23		2.75		2.98		(0.30)		—		12.11		31.68 (c)	3,586,432	59	0.64	2.11
12/31/2012	8.23		0.25		1.23		1.48		(0.28)		—		9.43		18.04	3,115,051	67	0.64	2.76
12/31/2011	8.70		0.24		(0.42)		(0.18)		(0.29)		—		8.23		(2.07)	3,037,863	64	0.64	2.78
Class B
06/30/2016	12.49		0.18		0.39		0.57		—		—		13.06		4.56	11,739	75	0.44	2.96
12/31/2015	13.25		0.32		(0.70)		(0.38)		(0.38)		—		12.49		(2.88)	11,596	74	0.44	2.46
12/31/2014	12.14		0.35		1.06		1.41		(0.30)		—		13.25		11.59	11,465	65	0.44	2.83
12/31/2013	9.45		0.25		2.76		3.01		(0.32)		—		12.14		31.96 (c)	10,840	59	0.44	2.31
12/31/2012	8.25		0.27		1.23		1.50		(0.30)		—		9.45		18.25	8,868	67	0.44	2.97
12/31/2011	8.72		0.26		(0.42)		(0.16)		(0.31)		—		8.25		(1.85)	7,978	64	0.44	2.98
JNL/Mellon Capital Communications Sector Fund
Class A
06/30/2016	13.39	(d)	0.25	(d)	2.32	(d)	2.57	(d)	—		—		15.96		19.28	142,672	10	0.68	3.51
12/31/2015	14.01	(d)	0.40	(d)	(0.02	)(d)	0.38	(d)	(0.54	)(d)	(0.46	)(d)	13.39	(d)	2.73	115,618	21	0.68	2.82
12/31/2014	13.64	(d)	0.44	(d)	0.32	(d)	0.76	(d)	(0.39	)(d)	—	(d)	14.01	(d)	5.52	134,685	56	0.68	3.12
12/31/2013	11.51	(d)	0.41	(d)	2.00	(d)	2.41	(d)	(0.28	)(d)	—	(d)	13.64	(d)	21.02	136,987	48	0.70	3.21
12/31/2012	9.77	(d)	0.37	(d)	1.62	(d)	1.99	(d)	(0.25	)(d)	—	(d)	11.51	(d)	20.34	102,731	59	0.70	3.31
12/31/2011	10.42	(d)	0.36	(d)	(0.72	)(d)	(0.36	)(d)	(0.29	)(d)	—	(d)	9.77	(d)	(3.19)	59,255	42	0.71	3.45
Class B
06/30/2016	12.72	(d)	0.25	(d)	2.20	(d)	2.45	(d)	—		—		15.17		19.34	89	10	0.48	3.74
12/31/2015	13.37	(d)	0.35	(d)	0.04	(d)	0.39	(d)	(0.58	)(d)	(0.46	)(d)	12.72	(d)	2.92	79	21	0.48	2.56
12/31/2014	13.04	(d)	0.45	(d)	0.30	(d)	0.75	(d)	(0.42	)(d)	—	(d)	13.37	(d)	5.74	88	56	0.48	3.34
12/31/2013	11.00	(d)	0.42	(d)	1.91	(d)	2.33	(d)	(0.29	)(d)	—	(d)	13.04	(d)	21.34	109	48	0.50	3.44
12/31/2012	9.34	(d)	0.39	(d)	1.53	(d)	1.92	(d)	(0.26	)(d)	—	(d)	11.00	(d)	20.83	94	59	0.50	3.75
12/31/2011	9.97	(d)	0.37	(d)	(0.69	)(d)	(0.32	)(d)	(0.31	)(d)	—	(d)	9.34	(d)	(3.18)	107	42	0.51	3.73

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations			Distributions from				Supplemental Data		Ratios
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in thousands)	Portfolio Turnover	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Mellon Capital Consumer Brands Sector Fund
Class A
06/30/2016	$17.87	$0.10	$(0.11)	$(0.01)	$—	$—	$17.86	(0.06)%	$917,756	9%	0.64%	1.15%
12/31/2015	18.16	0.16	0.93	1.09	(0.08)	(1.30)	17.87	5.90	987,578	12	0.65	0.85
12/31/2014	17.25	0.13	1.72	1.85	(0.10)	(0.84)	18.16	10.81	550,913	43	0.66	0.76
12/31/2013	12.58	0.12	5.03	5.15	(0.09)	(0.39)	17.25	41.11	521,754	20	0.67	0.76
12/31/2012	10.53	0.19	2.28	2.47	(0.05)	(0.37)	12.58	23.47	228,728	29	0.68	1.53
12/31/2011	9.93	0.10	0.55	0.65	(0.05)	—	10.53	6.53	112,726	36	0.70	0.99
Class B
06/30/2016	18.16	0.12	(0.11)	0.01	—	—	18.17	0.06	303	9	0.44	1.32
12/31/2015	18.41	0.20	0.95	1.15	(0.10)	(1.30)	18.16	6.14	305	12	0.45	1.04
12/31/2014	17.47	0.17	1.73	1.90	(0.12)	(0.84)	18.41	11.00	184	43	0.46	0.97
12/31/2013	12.72	0.13	5.11	5.24	(0.10)	(0.39)	17.47	41.38	197	20	0.47	0.86
12/31/2012	10.63	0.20	2.32	2.52	(0.06)	(0.37)	12.72	23.72	268	29	0.48	1.67
12/31/2011	10.01	0.12	0.56	0.68	(0.06)	—	10.63	6.79	166	36	0.50	1.16
JNL/Mellon Capital Financial Sector Fund
Class A
06/30/2016	10.43	0.11	(0.27)	(0.16)	—	—	10.27	(1.53)	652,140	5	0.65	2.21
12/31/2015	11.20	0.19	(0.31)	(0.12)	(0.12)	(0.53)	10.43	(1.12)	709,127	13	0.65	1.69
12/31/2014	10.22	0.15	1.18	1.33	(0.09)	(0.26)	11.20	13.06	596,274	21	0.66	1.44
12/31/2013	7.76	0.11	2.47	2.58	(0.07)	(0.05)	10.22	33.35	472,278	13	0.67	1.24
12/31/2012	6.21	0.11	1.51	1.62	(0.07)	—	7.76	26.12	236,065	32	0.68	1.54
12/31/2011	7.19	0.08	(1.01)	(0.93)	(0.05)	—	6.21	(12.89)	160,983	31	0.68	1.23
Class B
06/30/2016	10.44	0.12	(0.28)	(0.16)	—	—	10.28	(1.53)	377	5	0.45	2.42
12/31/2015	11.20	0.21	(0.31)	(0.10)	(0.13)	(0.53)	10.44	(0.88)	356	13	0.45	1.86
12/31/2014	10.21	0.17	1.19	1.36	(0.11)	(0.26)	11.20	13.32	393	21	0.46	1.62
12/31/2013	7.75	0.13	2.46	2.59	(0.08)	(0.05)	10.21	33.52	351	13	0.47	1.42
12/31/2012	6.19	0.12	1.52	1.64	(0.08)	—	7.75	26.56	289	32	0.48	1.74
12/31/2011	7.17	0.10	(1.01)	(0.91)	(0.07)	—	6.19	(12.76)	225	31	0.48	1.43
JNL/Mellon Capital Healthcare Sector Fund
Class A
06/30/2016	25.61	0.11	(0.50)	(0.39)	—	—	25.22	(1.52)	2,738,680	4	0.64	0.95
12/31/2015	25.09	0.21	1.41	1.62	(0.11)	(0.99)	25.61	6.58	3,162,298	15	0.64	0.78
12/31/2014	20.32	0.20	4.91	5.11	(0.11)	(0.23)	25.09	25.14	2,040,005	18	0.65	0.89
12/31/2013	14.61	0.21	5.77	5.98	(0.11)	(0.16)	20.32	40.99	1,049,978	8	0.66	1.14
12/31/2012	12.48	0.22	2.09	2.31	(0.11)	(0.07)	14.61	18.47	432,499	13	0.67	1.57
12/31/2011	11.35	0.17	1.06	1.23	(0.10)	—	12.48	10.88	271,364	27	0.68	1.40
Class B
06/30/2016	25.72	0.14	(0.51)	(0.37)	—	—	25.35	(1.44)	1,034	4	0.44	1.16
12/31/2015	25.16	0.26	1.43	1.69	(0.14)	(0.99)	25.72	6.82	1,117	15	0.44	0.97
12/31/2014	20.35	0.25	4.92	5.17	(0.13)	(0.23)	25.16	25.39	1,106	18	0.45	1.09
12/31/2013	14.62	0.24	5.78	6.02	(0.13)	(0.16)	20.35	41.20	724	8	0.46	1.35
12/31/2012	12.47	0.25	2.10	2.35	(0.13)	(0.07)	14.62	18.77	467	13	0.47	1.76
12/31/2011	11.33	0.19	1.07	1.26	(0.12)	—	12.47	11.13	302	27	0.48	1.59

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations			Distributions from				Supplemental Data		Ratios
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in thousands)	Portfolio Turnover	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Mellon Capital Oil & Gas Sector Fund
Class A
06/30/2016	$22.03	$0.27	$3.11	$3.38	$—	$—	$25.41	15.34%	$1,614,177	3%	0.64%	2.39%
12/31/2015	30.04	0.65	(7.56)	(6.91)	(0.41)	(0.69)	22.03	(23.26)	1,177,533	3	0.64	2.36
12/31/2014	34.53	0.57	(4.13)	(3.56)	(0.39)	(0.54)	30.04	(10.36)	1,213,723	14	0.65	1.61
12/31/2013	28.21	0.47	6.65	7.12	(0.39)	(0.41)	34.53	25.34	1,167,730	10	0.66	1.48
12/31/2012	27.43	0.40	0.79	1.19	(0.31)	(0.10)	28.21	4.35	889,620	14	0.66	1.44
12/31/2011	26.76	0.32	0.56	0.88	(0.21)	—	27.43	3.27	864,716	14	0.66	1.14
Class B
06/30/2016	22.35	0.30	3.16	3.46	—	—	25.81	15.48	1,287	3	0.44	2.61
12/31/2015	30.46	0.71	(7.67)	(6.96)	(0.46)	(0.69)	22.35	(23.11)	1,081	3	0.44	2.54
12/31/2014	34.99	0.64	(4.18)	(3.54)	(0.45)	(0.54)	30.46	(10.18)	1,527	14	0.45	1.81
12/31/2013	28.56	0.54	6.74	7.28	(0.44)	(0.41)	34.99	25.62	1,668	10	0.46	1.66
12/31/2012	27.77	0.47	0.78	1.25	(0.36)	(0.10)	28.56	4.53	1,153	14	0.46	1.64
12/31/2011	27.06	0.38	0.57	0.95	(0.24)	—	27.77	3.50	1,132	14	0.46	1.34
JNL/Mellon Capital Technology Sector Fund
Class A
06/30/2016	10.43	0.05	(0.11)	(0.06)	—	—	10.37	(0.58)	1,201,619	5	0.64	1.04
12/31/2015	10.77	0.09	0.40	0.49	(0.06)	(0.77)	10.43	4.41	1,278,843	7	0.64	0.82
12/31/2014	9.12	0.10	1.78	1.88	(0.06)	(0.17)	10.77	20.61	975,364	29	0.66	0.97
12/31/2013	7.39	0.08	1.84	1.92	(0.05)	(0.14)	9.12	26.18	608,457	12	0.67	1.05
12/31/2012	7.03	0.06	0.72	0.78	(0.02)	(0.40)	7.39	11.23	431,124	20	0.67	0.80
12/31/2011	7.22	0.03	(0.05)	(0.02)	(0.01)	(0.16)	7.03	(0.33)	336,473	26	0.67	0.36
Class B
06/30/2016	10.61	0.06	(0.12)	(0.06)	—	—	10.55	(0.57)	388	5	0.44	1.24
12/31/2015	10.92	0.11	0.43	0.54	(0.08)	(0.77)	10.61	4.75	405	7	0.44	1.02
12/31/2014	9.24	0.12	1.80	1.92	(0.07)	(0.17)	10.92	20.79	402	29	0.46	1.17
12/31/2013	7.48	0.10	1.87	1.97	(0.07)	(0.14)	9.24	26.46	381	12	0.47	1.25
12/31/2012	7.10	0.08	0.73	0.81	(0.03)	(0.40)	7.48	11.57	329	20	0.47	0.99
12/31/2011	7.29	0.04	(0.05)	(0.01)	(0.02)	(0.16)	7.10	(0.18)	305	26	0.47	0.54

(a)  Calculated using the average shares method.

(b)  Total return assumes reinvestment of all distributions for the period.  Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c)  Total return for the Fund includes class action settlement proceeds.  The return for Class A and Class B, respectively, without the class action settlement proceeds was as follows:  JNL/Mellon Capital Global 30 Fund - 13.19%; JNL/Mellon Capital JNL 5 Fund - 31.57% and 31.85%.

(d)  On May 6, 2016, the Fund effected a reverse share split as described in Note 7 in the Notes to the Financial Statements.  Per share data prior to this date has been retroactively adjusted to give effect to the reverse share split.

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC (Unaudited)

Notes to Financial Statements

June 30, 2016

NOTE 1.  ORGANIZATION

The JNL Variable Fund LLC (“JNL Variable Fund” or “Company”) is a limited liability company organized under the laws of Delaware, by an Operating Agreement dated February 11, 1999, as amended December 3, 2014.  The JNL Variable Fund includes twelve (12) separate Funds, (each a “Fund”, and collectively, “Funds”) listed in the table below.  The composition of portfolios for certain Funds is determined on an annual basis utilizing stock selection criteria described in the Funds’ prospectus.  The Funds are registered with the U.S. Securities and Exchange Commission (“SEC”) as non-diversified funds under the Investment Company Act of 1940, as amended (“1940 Act”) and their shares are registered under the Securities Act of 1933, as amended (“1933 Act”).

Jackson National Asset Management, LLC (“JNAM”, the “Adviser” or “Administrator”), a wholly owned subsidiary of Jackson National Life Insurance Company® (“Jackson”), serves as investment adviser and administrator to each of the Funds.  Jackson is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Shares of each Fund are sold to Jackson and its separate accounts and other affiliated registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies.  Shares may also be sold directly to Jackson and to other affiliated funds.  The Funds and each Fund’s Sub-Adviser are:

Fund:	Sub-Adviser:

JNL/Mellon Capital Dow Index Fund, JNL/Mellon Capital Global 30 Fund, JNL/Mellon Capital Nasdaq 100 Fund, JNL/Mellon Capital S&P 24 Fund, JNL/Mellon Capital S&P SMid 60 Fund, JNL/Mellon Capital JNL 5 Fund, JNL/Mellon Capital Communications Sector Fund, JNL/Mellon Capital Consumer Brands Sector Fund, JNL/Mellon Capital Financial Sector Fund, JNL/Mellon Capital Healthcare Sector Fund, JNL/Mellon Capital Oil & Gas Sector Fund, JNL/Mellon Capital Technology Sector Fund

Mellon Capital Management Corporation

Effective April 25, 2016, the name of JNL/Mellon Capital Nasdaq 25 Fund changed to JNL/Mellon Capital Nasdaq 100 Fund.

All Funds, except for JNL/Mellon Capital Dow Index Fund and JNL/Mellon Capital Global 30 Fund, are regulated investment companies (each a “RIC Fund”) and offer Class A and Class B shares.  The two classes differ principally in applicable 12b-1 fees.  Shareholders bear the common expenses of each Fund and earn income and realized gains/losses from each Fund pro rata based on the average daily net assets of each class, without discrimination between share classes.  Each share class also has different voting rights on matters affecting a single class.  No class has preferential dividend rights.  JNL/Mellon Capital Dow Index Fund and JNL/Mellon Capital Global 30 Fund are each a limited liability company with its interests solely owned by Jackson National Separate Account-I.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.  The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

Security Valuation - Under the Funds’ valuation policy and procedures, the Funds’ Board of Managers (“Board” or “Managers”) has delegated the daily operational oversight of the securities valuation function to the JNAM Pricing Committee (“Pricing Committee”), which consists of certain officers of the Funds and JNAM management.  The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available.  For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available.  The Pricing Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.  For fair valuation determinations that are deemed significant, the Board is promptly notified, in detail, of the fair valuation.

The net asset value (“NAV”) of a Fund’s shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (generally, 4:00 PM Eastern Time).  Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded.  If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale.  Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter market.  The Adviser has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined.  Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date.  The Securities Lending Cash Collateral Fund LLC, which provides daily liquidity, is valued at the daily reported NAV of the fund, as a practical expedient, as of the close of the NYSE on each valuation date.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent market value.  In such instances, the investment is valued as determined in good faith using procedures approved by the Board.  Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale.  In addition, investments may be fair valued based on the occurrence of a significant event.  Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults.  Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in value of U.S. securities markets.  Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Pricing

JNL Variable Fund LLC (Unaudited)

Notes to Financial Statements

June 30, 2016

Committee’s own assumptions in determining the fair value of an investment.  Under the procedures approved by the Board, the Adviser may utilize pricing services or other sources, including the Funds’ Sub-Adviser, to assist in determining the fair value of an investment.  Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading or other market data.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value.  Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Distributions to Shareholders - The amount and timing of distributions for the RIC Funds are determined in accordance with federal income tax regulations, which may differ from GAAP.  For all the RIC Funds, dividends from net investment income are generally declared and paid annually, but may be paid more frequently to avoid excise tax.  Distributions of net realized capital gains, if any, for the RIC Funds will be distributed at least annually, to the extent they exceed available capital loss carryforwards.  For all other Funds, no distributions of net investment income or realized capital gains are required; therefore, undistributed (excess of distributions over) net investment income and accumulated net realized gain/loss are reclassed to paid-in capital on a semi-annual basis.

Security Transactions and Investment Income - Security transactions are recorded on the trade date for reporting purposes.  Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date.  Corporate actions involving foreign securities, including dividends, are recorded when the information becomes available.  Income received in lieu of dividends for securities loaned is included in dividends in the Statements of Operations.  Interest income is accrued daily.  Realized gains and losses are determined on the specific identification basis.

Expenses - Expenses are recorded on an accrual basis.  Expenses of the Funds that are directly attributable to a specific Fund are charged to that Fund.  Expenses attributable to a specific class of shares are charged to that class.  Other Fund level expenses are allocated to the Funds based on the average daily net assets of each Fund.

Foreign Taxes - The Funds may be subject to foreign taxes on income, gains on investments or foreign currency purchases and repatriation, a portion of which may be recoverable.  The Funds will accrue such taxes and recoveries as applicable, based upon current interpretations of tax rules and regulations that exist in the markets in which the Funds invest.  When a capital gains tax is determined to apply, a Fund will record an estimated deferred tax liability in an amount that may be payable if the securities were disposed of on the valuation date.

Foreign Currency Translations - The accounting records of each Fund are maintained in U.S. dollars.  Each business day, the market values of foreign securities, currency holdings and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on current exchange rates.  Purchases and sales of investment securities, income receipts and expense payments are translated into U.S. dollars based on the respective exchange rates prevailing on the dates of such transactions.  The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities.  Such fluctuations are included in net realized and unrealized gain or loss on investments.

Net realized gains and losses on foreign currency related items are considered ordinary income for tax purposes and arise from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar amounts actually received or paid; and the realized gains or losses resulting from portfolio and transaction hedges.  Net unrealized gain or loss on foreign currency related items include gains and losses from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in currency exchange rates.

Guarantees and Indemnifications - In the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities.  Under the Funds’ organizational documents, its officers and Managers are indemnified against certain liabilities arising out of the performance of their duties to the Funds.  However, since their commencement of operations, the Funds have not had claims or losses pursuant to their contracts and expect the risk of loss to be remote.  The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

NOTE 3.  FASB ASC TOPIC 820, “FAIR VALUE MEASUREMENT”

This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance.  The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds.

JNL Variable Fund LLC (Unaudited)

Notes to Financial Statements

June 30, 2016

Level 2 includes valuations determined from significant direct or indirect observable inputs.  Direct observable inputs include closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values.  Level 2 includes securities subject to corporate actions, international equity securities priced by an independent statistical fair value pricing service or ADRs and GDRs for which quoted prices in active markets are not available.

Level 3 includes valuations determined from significant unobservable inputs including the Adviser’s own assumptions in determining the fair value of the investment.  Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models.  Level 3 valuations include securities where prices may be unavailable due to halted trading, restricted to resale due to market events, or newly issued; or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Adviser regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices.  When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker.  To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate the valuation approaches, including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities (in thousands) as of June 30, 2016 by valuation level. For Funds with significant Level 1 and Level 2 investments in common stock, additional detail regarding the sector is disclosed.

	Assets - Securities
	Level 1	Level 2	Level 3	Other(1)	Total
JNL/Mellon Capital Dow Index Fund
Common Stocks	$497,032	$—	$—	$—	$497,032
Short Term Investments	1,272	—	—	—	1,272
Fund Total	$498,304	$—	$—	$—	$498,304
JNL/Mellon Capital Global 30 Fund
Common Stocks
Consumer Discretionary	$13,145	$30,927	$—	$—	$44,072
Consumer Staples	12,806	24,203	—	—	37,009
Energy	28,092	37,073	—	—	65,165
Financials	—	54,228	—	—	54,228
Health Care	23,714	11,909	—	—	35,623
Industrials	24,614	21,757	—	—	46,371
Information Technology	11,191	—	—	—	11,191
Telecommunication Services	13,384	9,946	—	—	23,330
Utilities	—	11,940	—	—	11,940
Short Term Investments	9,014	—	—	—	9,014
Fund Total	$135,960	$201,983	$—	$—	$337,943
JNL/Mellon Capital Nasdaq 100 Fund
Common Stocks	$895,067	$—	$—	$—	$895,067
Short Term Investments	25,106	—	—	—	25,106
Fund Total	$920,173	$—	$—	$—	$920,173
JNL/Mellon Capital S&P 24 Fund
Common Stocks	$583,912	$—	$—	$—	$583,912
Short Term Investments	36,252	—	—	—	36,252
Fund Total	$620,164	$—	$—	$—	$620,164
JNL/Mellon Capital S&P SMid 60 Fund
Common Stocks	$462,234	$—	$—	$—	$462,234
Short Term Investments	55,524	—	—	—	55,524
Fund Total	$517,758	$—	$—	$—	$517,758
JNL/Mellon Capital JNL 5 Fund
Common Stocks	$2,748,961	$414,460	$—	$—	$3,163,421
Short Term Investments	126,371	—	—	—	126,371
Fund Total	$2,875,332	$414,460	$—	$—	$3,289,792
JNL/Mellon Capital Communications Sector Fund
Common Stocks	$142,639	$—	$—	$—	$142,639
Short Term Investments	89	—	—	15,109	15,198
Fund Total	$142,728	$—	$—	$15,109	$157,837
JNL/Mellon Capital Consumer Brands Sector Fund
Common Stocks	$919,615	$—	$—	$—	$919,615
Short Term Investments	—	—	—	40,206	40,206
Fund Total	$919,615	$—	$—	$40,206	$959,821

JNL Variable Fund LLC (Unaudited)

Notes to Financial Statements

June 30, 2016

	Assets - Securities
	Level 1	Level 2	Level 3	Other(1)	Total
JNL/Mellon Capital Financial Sector Fund
Common Stocks	$652,666	$—	$15	$—	$652,681
Short Term Investments	—	—	—	12,481	12,481
Fund Total	$652,666	$—	$15	$12,481	$665,162
JNL/Mellon Capital Healthcare Sector Fund
Common Stocks	$2,735,944	$—	$—	$—	$2,735,944
Rights	—	—	157	—	157
Short Term Investments	—	—	—	83,460	83,460
Fund Total	$2,735,944	$—	$157	$83,460	$2,819,561
JNL/Mellon Capital Oil & Gas Sector Fund
Common Stocks	$1,622,886	$—	$—	$—	$1,622,886
Short Term Investments	6,577	—	—	36,205	42,782
Fund Total	$1,629,463	$—	$—	$36,205	$1,665,668
JNL/Mellon Capital Technology Sector Fund
Common Stocks	$1,203,547	$—	$—	$—	$1,203,547
Short Term Investments	309	—	—	31,152	31,461
Fund Total	$1,203,856	$—	$—	$31,152	$1,235,008

(1)         Certain investments that are measured at fair value using the NAV per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments.  Although there can be no assurance, in general, the fair value of the investment using the NAV per share practical expedient is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation.  The Fund recognizes transfers between levels as of the beginning of the period for financial reporting purposes.  There were no significant transfers into or out of Level 1, 2 or 3 during the period ended June 30, 2016.  There were no significant Level 3 valuations for which significant unobservable valuation inputs were developed at June 30, 2016.

NOTE 4.  INVESTMENTS AND RISKS

Securities Lending and Securities Lending Collateral - All Funds participate in agency-based securities lending programs.  Per the securities lending agreements, the securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral.  Each Fund receives either cash or non- cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities.  Generally, cash and non-cash collateral received for the following types of securities on loan are as follows:  U.S. equity — 102%, U.S. corporate fixed income — 102%, U.S. government fixed income — 102%, international equities — 105%, international corporate fixed income — 105%, sovereign fixed income — 102%, and asset backed investments — 102%.  Collateral is maintained over the life of the loan, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day.  The duration of each loan is determined by the agent and borrower and generally may be terminated at any time.  Certain loans may be negotiated to mature on a specified date.  The securities lending agents have agreed to indemnify the Fund in the event of default by a third party borrower.  A Fund may experience a delay in the recovery of its securities or incur a loss if the borrower breaches its agreement with the Fund r becomes insolvent.  For cash collateral, the Fund receives income from the investment of cash collateral, in addition to lending fees and rebates negotiated with the borrower.  The Fund bears the market risk with respect to the collateral investment and securities loaned.  The Fund also bears the risk that the agent may default on its obligations to the Fund. Non-cash collateral which a Fund receives includes U.S., UK and certain Eurozone government securities; U.S. government agencies’ debt securities; and U.S. government-sponsored agencies’ debt securities and mortgage-backed securities.  For non-cash collateral, the Fund receives lending fees negotiated with the borrower.  The securities lending agents have agreed to indemnify the Fund with respect to the market risk related to the non-cash collateral investments.

JPMorgan Chase Bank, N.A. (“JPM Chase”) and State Street Bank and Trust Company (“State Street”) (each a “Custodian” and together the “Custodians”) each serve as securities lending agent to the eligible Funds for which they are Custodian.  For the Funds for which JPM Chase is the securities lending agent, the cash collateral is invested in the Securities Lending Cash Collateral Fund LLC, a limited liability company sponsored by the Adviser.  Although the Securities Lending Cash Collateral Fund LLC is not a registered fund under the 1940 Act, and is not a “money market fund”, it typically has daily liquidity and invests in high quality U.S. dollar-denominated instruments that qualify at time of purchase as “eligible securities” within the meaning of Rule 2a-7 under the 1940 Act, which governs money market funds.  The Securities Lending Cash Collateral Fund LLC is only offered to the Funds and JNAM affiliated funds.  Short-term securities in the Securities Lending Cash Collateral Fund LLC are valued at amortized cost, unless it is determined that such practice does not approximate market value.  For the Funds for which State Street is the securities lending agent, the cash collateral is invested in the State Street Navigator Lending Trust — Prime Portfolio, a money market fund and a series of State Street Navigator Securities Lending Trust which is an open end management company registered under the 1940 Act.  Each Fund also bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of the Securities Lending Cash Collateral Fund LLC or the State Street Navigator Lending Trust — Prime Portfolio.

Cash collateral received from the borrower is recorded in the Statements of Assets and Liabilities as payable upon return of securities loaned.  Investments acquired with such cash collateral are reported in a manner consistent with other portfolio investments held by each Fund as investment - at value on the Statements of Assets and Liabilities.  The value of securities on loan is disclosed under footnote (d) on the Statements of Assets and Liabilities.  Each Fund’s net exposure is determined by the amount of any excess or shortfall in cash collateral received compared to the value of

JNL Variable Fund LLC (Unaudited)

Notes to Financial Statements

June 30, 2016

securities on loan.  Certain Funds received non-cash collateral in the form of securities received, which the Funds may not sell or re-pledge and accordingly are not reflected in the Statements of Assets and Liabilities.

Market and Volatility Risk - In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to changes in the market (“market risk”). Additionally, prices of financial instruments may fluctuate over short periods or extended periods of time in response to company, market, economic or political news (“volatility risk”). Equity securities generally have more price volatility than fixed-income securities.  Volatility may cause a Fund’s net asset value per share to experience significant appreciation or depreciation in value over short periods of time.

Credit and Counterparty Risk - In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due failure of the other party to a transaction to perform (“credit risk”).  Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default.  Financial assets, which potentially expose the Funds to credit risk, consist principally of investments and cash due from counterparties (“counterparty risk”).  The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets is incorporated within their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.

Foreign Securities Risk - Investing in securities of foreign companies and foreign governments generally involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government.  These risks include the potential for revaluation of currencies, different accounting policies and future adverse political and economic developments.  Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices may be more volatile than those of securities of comparable U.S. companies and the U.S. government.

Currency Risk - Investing directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, involves the risk that those currencies will decline in value relative to the base currency of a Fund, or, in the case of hedging positions, that a Fund’s base currency will decline in value relative to the currency being hedged.  Currency rates in foreign countries may fluctuate significantly over short periods of time or currencies may become illiquid for a number of reasons, including changes in interest rates, general economics of a country, actions (or inaction) of the U.S. government or banks, foreign governments, central banks or supranational entities such as the International Monetary Fund, or the imposition of currency controls or other political developments in the U.S. or abroad.

Industry Concentration Risk - A Fund may concentrate its investments in a particular industry.  Stocks of issuers in a particular industry are subject to changes in economic conditions, government regulations, availability of basic resources or supplies or other events that affect that industry more than others.  To the extent that a Fund has greater emphasis on investments in a particular industry, its share values may fluctuate in response to events affecting that industry.

Recent Market Event - The June 24, 2016 exit vote passed by the UK to withdraw from the European Union (“EU”) created uncertainty in the broader European economic, regulatory, tax and political environment.  EU membership provides for the freedom of movement of goods, services, capital and people between members in the EU.  At the time the UK formally submits a notice of withdrawal, official separation will likely take approximately two years.  Within this time frame, there will be ongoing uncertainty surrounding exit negotiations involving trade, business, and legal agreements between the UK and continental Europe.  This uncertainty will likely lead to increased market volatility in the UK and European markets.  Additionally, future monetary policy by the U.S. Government and banks, foreign governments and central banks may also be impacted by this event, and as a result, the interest rate environment and certain currency markets may also experience volatility.

NOTE 5.  INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Advisory and Administrative Fees - The Company, on behalf of each Fund, has entered into an investment advisory and management agreement with JNAM, whereby JNAM provides investment management services to each Fund.  Each Fund pays JNAM an annual fee, accrued daily and paid monthly, based on a specified percentage of the average daily net assets of each Fund.  A portion of this fee is paid to Mellon Capital Management Corporation as compensation for sub-advisory services.

JNAM also serves as the “Administrator” to the Funds.  The Funds pay an administrative fee based on the average daily net assets of each Fund, accrued daily and paid monthly.  In return for the administrative fee, JNAM provides or procures all necessary administrative functions and services for the operation of the Funds.  In addition, JNAM, at its own expense, arranges for legal, audit, fund accounting, transfer agency, custody, printing and mailing, a portion of the Chief Compliance Officer costs, and all other services necessary for the operation of each Fund.  Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, registration fees, licensing costs, directors and officers insurance, the fees and expenses of the disinterested Managers and independent legal counsel to the disinterested Managers, and a portion of the costs associated with the Chief Compliance Officer.

The following schedule indicates the advisory fee and administrative fee each Fund is currently obligated to pay JNAM.

	Advisory Fee (m-millions; b-billions)					Administrative Fee (b-billions)
	$0 to $50m	$50m to $100m	$100m to $750m	$750m to $3b	Over $3b	$0 to $3b	Over $3b
JNL/Mellon Capital Dow Index Fund	0.34%	0.31%	0.28%	0.27%	0.27%	0.15%	0.13%
JNL/Mellon Capital Global 30 Fund	0.34	0.31	0.28	0.27	0.27	0.15	0.13

JNL Variable Fund LLC (Unaudited)

Notes to Financial Statements

June 30, 2016

	Advisory Fee (m-millions; b-billions)					Administrative Fee (b-billions)
	$0 to $50m	$50m to $100m	$100m to $750m	$750m to $3b	Over $3b	$0 to $3b	Over $3b
JNL/Mellon Capital Nasdaq 100 Fund	0.34%	0.31%	0.28%	0.27%	0.27%	0.15%	0.13%
JNL/Mellon Capital S&P 24 Fund	0.34	0.31	0.28	0.27	0.27	0.15	0.13
JNL/Mellon Capital S&P SMid 60 Fund	0.34	0.31	0.28	0.27	0.27	0.15	0.13
JNL/Mellon Capital JNL 5 Fund	0.34	0.31	0.28	0.27	0.27	0.15	0.13
JNL/Mellon Capital Communications Sector Fund	0.34	0.31	0.28	0.27	0.26	0.15	0.13
JNL/Mellon Capital Consumer Brands Sector Fund	0.34	0.31	0.28	0.27	0.26	0.15	0.13
JNL/Mellon Capital Financial Sector Fund	0.34	0.31	0.28	0.27	0.26	0.15	0.13
JNL/Mellon Capital Healthcare Sector Fund	0.34	0.31	0.28	0.27	0.26	0.15	0.13
JNL/Mellon Capital Oil & Gas Sector Fund	0.34	0.31	0.28	0.27	0.26	0.15	0.13
JNL/Mellon Capital Technology Sector Fund	0.34	0.31	0.28	0.27	0.26	0.15	0.13

Distribution Fees - The Funds have adopted a Distribution Plan (the “Plan”) pursuant to the provisions of Rule 12b-1 under the 1940 Act.  Pursuant to the Plan, the Funds will pay a distribution and/or service fee (“Rule 12b-1 fee”) to Jackson National Life Distributors LLC (“JNLD”), an affiliate of the Adviser, for the purpose of reimbursement of certain distribution, administrative, or related service expenses from the sale and distribution of each Fund’s Class A shares.  To the extent consistent with existing law and the Plan, JNLD may use the Rule 12b-1 fees to reimburse or compensate broker-dealers, administrators or others for providing distribution, administrative or other services.  Under the Plan, each Fund accrues the Rule 12b-1 fee daily, at the maximum annual rate of 0.20% of the average daily net assets attributable to Class A shares, and pays the fee monthly to JNLD.  JNLD also is the principal underwriter of the variable insurance products issued by Jackson and its subsidiaries.  Amounts charged pursuant to the Plan are reflected as 12b-1 fees (Class A) in each Fund’s Statement of Operations.

Deferred Compensation Plan - The Funds adopted a Deferred Compensation Plan whereby disinterested Managers may defer the receipt of all or a portion of their compensation.  These deferred amounts, which remain as liabilities of the Funds, are treated as if invested and reinvested in shares of one or more funds at the discretion of the applicable Manager.  These amounts represent general, unsecured liabilities of the Funds and vary according to the total returns of the selected funds.  Liabilities related to deferred balances are included in payable for manager fees in the Statements of Assets and Liabilities.  Increases or decreases related to the changes in value of deferred balances are included in board of manager fees set forth in the Statements of Operations.

Investments in Affiliates - During the period ended June 30, 2016, certain Funds invested in a money market fund which is managed by the Adviser.  JNL Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public.  Certain Funds participating in securities lending receive cash collateral which is invested by the Custodian in the Securities Lending Cash Collateral Fund LLC, which is an affiliate of the Funds’ Adviser.  JNAM serves as the Administrator for the Securities Lending Cash Collateral Fund LLC.  JNL/Mellon Capital Financial Sector Fund invested in Bank of New York Mellon Corp., the parent company of the Fund’s Sub-Adviser.  The total value and cost of such affiliated investments are disclosed separately in the Statements of Assets and Liabilities, and the associated income and realized gain (loss) are disclosed separately in the Statements of Operations.

Security Transactions - Security transactions can occur where the buyer and seller of the security are both funds for which JNAM serves as the Adviser.  Such transactions occur to eliminate transaction costs normally associated with security trading activity.  Such transactions are subject to compliance with Rule 17a-7 under the 1940 Act (“Rule 17a-7 transactions”) and are reviewed by the Board.  During the period ended June 30, 2016 the following Funds had Rule 17a-7 transactions (in thousands) between funds for which JNAM serves as the Adviser:

Fund	Purchase of Securities	Proceeds from Sales of Securities
JNL/Mellon Capital Nasdaq 100 Fund	$—	$60,453
JNL/Mellon Capital S&P 24 Fund	85,669	46,413
JNL/Mellon Capital S&P SMid 60 Fund	6,393	—
JNL/Mellon Capital JNL 5 Fund	46,413	31,609

NOTE 6.  BORROWING ARRANGEMENTS

The Trust is party to a Syndicated Credit Agreement (“SCA”) with a group of lenders.  The Funds participate in the SCA with other funds managed by JNAM in a credit facility which is available solely to finance shareholder redemptions or for other temporary or emergency purposes.  Effective June 3, 2016, the Funds may borrow up to the lesser of $600,000,000, the amount available under the facility; the limits set for borrowing by the Funds’ prospectuses and the 1940 Act; or an amount prescribed within the SCA.  Prior to June 3, 2016, the amount available under the facility was $450,000,000.  The Funds paid an up-front fee of $45,000 on June 3, 2016 for the increase in the SCA.  Effective June 3, 2016, JNL/PPM America Floating Rate Income Fund, a participating fund managed by JNAM, has priority to utilize $150,000,000 of the SCA under an InterFund Allocation Agreement.  The Funds pay an annual fee of 0.15% of the available commitments.  These fees are allocated 25% to the JNL/PPM America Floating Rate Income Fund, in accordance with the InterFund Allocation Agreement, and 75% to the other participating funds based on each fund’s net assets as a percentage of the participating funds’ total net assets.  Prior to June 3, 2016, the Funds paid an annual fee of 0.10% of the available commitments which was allocated to the participating Funds based on each Fund’s net assets as a percentage of the participating funds’ total net assets.  During the period, the participating funds paid an annual administration fee to JPM Chase which is allocated in the same manner as the commitment fee.  The fees related to the SCA are included in other expenses in each Fund’s Statement of Operations.  No amounts were borrowed under the facility during the period.

JNL Variable Fund LLC (Unaudited)

Notes to Financial Statements

June 30, 2016

Pursuant to an Exemptive Order issued by the SEC, the Funds along with certain other funds advised by JNAM may participate in an InterFund Lending Program (“Program”).  The Program provides an alternative credit facility allowing a Fund to borrow from, or lend money to, other participating affiliated funds.  Any open loans at period end are included in Receivable for interfund lending or Payable for interfund lending, as appropriate, in the respective Fund’s Statement of Assets and Liabilities.  No amounts were borrowed through the Program during the period.

NOTE 7. REVERSE SHARE SPLIT

As of close of business on May 6, 2016, JNL/Mellon Capital S&P 24 Fund implemented a 2 for 1 reverse share split and JNL/Mellon Capital Communications Sector Fund implemented a 3 for 1 reverse share split.  The reverse share splits effectively decreased the number of shares outstanding for Class A and Class B shares of each Fund.  As a result, shareholders’ accounts reflect fewer shares with a higher NAV per share.  While the number of shares decreased, neither the Fund’s holdings nor the total value of shareholders’ investments were affected.  Per share data in the financial highlights prior to May 6, 2016, has been retroactively adjusted to give effect to the reverse share split.

NOTE 8.  INCOME TAX MATTERS

JNL/Mellon Capital Dow Index Fund and JNL/Mellon Capital Global 30 Fund are each a limited liability company with its interests owned by a single entity:  Jackson National Separate Account-I.  Accordingly, such Funds are not considered separate entities for federal income tax purposes, and therefore, are taxed as part of the operations of Jackson.

Each RIC Fund is a separate taxpayer for federal income tax purposes, and as such intends to distribute substantially all net investment income and net capital gains, if any, to its shareholders and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to RICs.  Therefore, no federal income tax provision is required.  Under current tax law, interest, dividends, and capital gains paid by the Funds are not currently taxable to shareholders when left to accumulate within a variable annuity contract or variable life insurance policies.

The following information is presented on an income tax basis (in thousands).  Differences between amounts for financial statements and federal income tax purposes are primarily due to timing and character differences in recognizing certain gains and losses on investment transactions.  Permanent differences between financial statement and federal income tax reporting are reclassified within the capital accounts based on their federal income tax treatment.  Temporary differences do not require reclassification.  Permanent differences may include but are not limited to the following: expired capital loss carryforwards, foreign currency reclassifications, paydown reclassifications, reclassifications on the sale of passive foreign investment company (“PFIC”) or Real Estate Investment Trusts (“REIT”) securities, net operating losses, accounting treatment of notional principal contracts and partnerships, and distribution adjustments.  These reclassifications have no impact on net assets.

At December 31, 2015, the Funds’ last fiscal year end, the following Funds had net capital loss carryforwards available for U.S. federal income tax purposes to offset future net realized capital gains.  Details of the capital loss carryfowards (in thousands) are listed in the table below.  Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates.

	Expiring Capital Loss Carryforwards		No Expiration
	Year(s) of Expiration	Amount	Short Term	Long Term	Total
JNL/Mellon Capital JNL 5 Fund	2017	$505,173	$—	$—	$505,173
JNL/Mellon Capital Oil & Gas Sector Fund	—	—	4,472	5,123	9,595

At December 31, 2015, the Funds’ last fiscal year end, the Funds did not elect to defer capital losses realized after October 31, 2015 (“Post-October losses”).

As of June 30, 2016, the cost of investments and the components of net unrealized appreciation/(depreciation) (in thousands) were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
JNL/Mellon Capital Nasdaq 100 Fund	$926,748	$34,940	$(41,515)	$(6,575)
JNL/Mellon Capital S&P 24 Fund	615,501	44,892	(40,229)	4,663
JNL/Mellon Capital S&P SMid 60 Fund	474,701	68,194	(25,137)	43,057
JNL/Mellon Capital JNL 5 Fund	3,093,984	354,140	(158,332)	195,808
JNL/Mellon Capital Communications Sector Fund	139,430	22,803	(4,396)	18,407
JNL/Mellon Capital Consumer Brands Sector Fund	917,584	121,606	(79,369)	42,237
JNL/Mellon Capital Financial Sector Fund	661,985	52,312	(49,135)	3,177
JNL/Mellon Capital Healthcare Sector Fund	2,714,023	350,992	(245,454)	105,538
JNL/Mellon Capital Oil & Gas Sector Fund	1,798,511	186,055	(318,898)	(132,843)
JNL/Mellon Capital Technology Sector Fund	1,097,916	206,935	(69,844)	137,091

JNL Variable Fund LLC (Unaudited)

Notes to Financial Statements

June 30, 2016

The tax character of distributions paid (in thousands) during the Funds’ fiscal year ended December 31, 2015 was as follows:

	Net Ordinary Income*	Long-term Capital Gain
JNL/Mellon Capital Nasdaq 100 Fund	$55,287	$52,610
JNL/Mellon Capital S&P 24 Fund	189,315	51,882
JNL/Mellon Capital S&P SMid 60 Fund	72,567	64,851
JNL/Mellon Capital JNL 5 Fund	91,803	—
JNL/Mellon Capital Communications Sector Fund	4,409	3,739
JNL/Mellon Capital Consumer Brands Sector Fund	7,518	62,085
JNL/Mellon Capital Financial Sector Fund	7,541	32,828
JNL/Mellon Capital Healthcare Sector Fund	15,384	114,382
JNL/Mellon Capital Oil & Gas Sector Fund	21,263	34,193
JNL/Mellon Capital Technology Sector Fund	7,179	84,301

*    Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

FASB ASC Topic 740 “Income Taxes” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FASB ASC Topic 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the “more-likely-than-not” threshold would result in the Funds recording a tax expense in the current year.  FASB ASC Topic 740 requires that management evaluate the tax positions taken in returns for 2012, 2013, 2014 and 2015, which remain subject to examination by the Internal Revenue Service and certain other jurisdictions.  Management completed an evaluation of the Funds’ tax positions and based on that evaluation, determined that no provision for federal income tax was required in the Funds’ financial statements during the period ended June 30, 2016.

NOTE 9.  SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements are issued and no other events were noted that required adjustments to the financial statements or disclosure in the notes.

JNL Variable Fund LLC (Unaudited)

Additional Disclosures

June 30, 2016

Disclosure of Fund Expenses.  Shareholders incur ongoing costs, which include costs for portfolio management, administrative services, Rule 12b-1 fees (Class A shares of certain Funds) and other operating expenses.  Operating expenses such as these are deducted from each Fund’s gross income and directly reduce the final investment return.  These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio.  The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.  The examples do not reflect the expenses of the variable insurance contracts or the separate account.  Total expenses would be higher if these expenses were included.

Expenses Using Actual Fund Return.  This section provides information about the actual account values and actual expenses incurred by each Fund.  Use the information in this section, together with the amount invested, to estimate the expenses paid over the period.  Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses paid during this period.

Expenses Using Hypothetical 5% Return.  This section provides information that can be used to compare each Fund’s costs with those of other mutual funds.  It assumes that the Fund’s expense ratio for the period is unchanged and assumes an annual 5% return before expenses, which is not the Fund’s actual return.  This example is useful in making comparisons because the SEC requires all mutual funds to make the 5% calculation.

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return
	Beginning Account Value 1/1/2016	Ending Account Value 6/30/2016	Annualized Expense Ratios	Expenses Paid During Period†	Beginning Account Value 1/1/2016	Ending Account Value 6/30/2016	Annualized Expense Ratios	Expenses Paid During Period†
JNL/Mellon Capital Dow Index Fund
Class A	$1,000.00	$1,043.80	0.67%	$3.40%	$1,000.00	$1,021.55	0.67%	$3.37
JNL/Mellon Capital Global 30 Fund
Class A	1,000.00	1,034.50	0.66	3.34	1,000.00	1,021.60	0.66	3.32
JNL/Mellon Capital Nasdaq 100 Fund
Class A	1,000.00	977.80	0.68	3.34	1,000.00	1,021.49	0.68	3.42
Class B	1,000.00	978.50	0.48	2.36	1,000.00	1,022.49	0.48	2.41
JNL/Mellon Capital S&P 24 Fund
Class A	1,000.00	985.20	0.66	3.26	1,000.00	1,021.57	0.66	3.32
Class B	1,000.00	986.00	0.46	2.27	1,000.00	1,022.56	0.46	2.31
JNL/Mellon Capital S&P SMid 60 Fund
Class A	1,000.00	1,122.60	0.67	3.54	1,000.00	1,021.55	0.67	3.37
Class B	1,000.00	1,122.20	0.47	2.48	1,000.00	1,022.55	0.47	2.36
JNL/Mellon Capital JNL 5 Fund
Class A	1,000.00	1,044.10	0.64	3.25	1,000.00	1,021.70	0.64	3.22
Class B	1,000.00	1,045.60	0.44	2.24	1,000.00	1,022.69	0.44	2.21
JNL/Mellon Capital Communications Sector Fund
Class A	1,000.00	1,192.80	0.68	3.71	1,000.00	1,021.49	0.68	3.42
Class B	1,000.00	1,193.40	0.48	2.62	1,000.00	1,022.49	0.48	2.41
JNL/Mellon Capital Consumer Brands Sector Fund
Class A	1,000.00	999.40	0.64	3.18	1,000.00	1,021.70	0.64	3.22
Class B	1,000.00	1,000.60	0.44	2.19	1,000.00	1,022.69	0.44	2.21
JNL/Mellon Capital Financial Sector Fund
Class A	1,000.00	984.70	0.65	3.21	1,000.00	1,021.63	0.65	3.27
Class B	1,000.00	984.70	0.45	2.22	1,000.00	1,022.63	0.45	2.26
JNL/Mellon Capital Healthcare Sector Fund
Class A	1,000.00	984.80	0.64	3.16	1,000.00	1,021.70	0.64	3.22
Class B	1,000.00	985.60	0.44	2.17	1,000.00	1,022.69	0.44	2.21
JNL/Mellon Capital Oil & Gas Sector Fund
Class A	1,000.00	1,153.40	0.64	3.43	1,000.00	1,021.70	0.64	3.22
Class B	1,000.00	1,154.80	0.44	2.36	1,000.00	1,022.69	0.44	2.21
JNL/Mellon Capital Technology Sector Fund
Class A	1,000.00	994.20	0.64	3.17	1,000.00	1,021.70	0.64	3.22
Class B	1,000.00	994.30	0.44	2.18	1,000.00	1,022.69	0.44	2.21

†Expenses paid by each Fund during the period are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, then multiplied by 182/366 (to reflect the most recent 6-month period).

Quarterly Portfolio Holdings.  The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov.  The Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.  It is also available upon request from the registrant by calling the Funds toll-free at 1-866-255-1935.

Proxy Voting Policies and Procedures and Proxy Voting Record.  A description of the Policy of the Funds’ Adviser (and Sub-Adviser) used to vote proxies relating to the portfolio securities and information on how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2016, are available (1) without charge, upon request by calling 1-800-873-5654 (Annuity Service Center), 1-800-599-5651 (NY Annuity Service Center) or 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), (2) by writing JNL Variable Fund LLC, P.O. Box 30314, Lansing, Michigan 48909-7814 (3) on Jackson National Life Insurance Company’s or Jackson National Life Insurance Company of New York’s website at www.jackson.com, and (4) on the SEC’s website at www.sec.gov.

MANAGERS OF JNL VARIABLE FUND LLC (“FUND”)

The following persons, who are independent Managers of the Fund received from the Fund the compensation amounts indicated for the services as such for the 6-month period ended June 30, 2016:

MANAGER	AGGREGATE COMPENSATION FROM THE JNL VARIABLE FUND(1)	PENSION OR RETIREMENT BENEFITS ACCRUED AS PART OF FUND EXPENSES	ESTIMATED ANNUAL BENEFITS UPON RETIREMENT	TOTAL COMPENSATION FROM JNL VARIABLE FUND AND FUND COMPLEX (1)
Michael Bouchard	$10,600	$0	$0	$134,000	(3)
Ellen Carnahan	$10,561	$0	$0	$133,500	(4)
William J. Crowley, Jr.	$12,855	$0	$0	$162,500	(5)
Michelle Engler	$10,165	$0	$0	$128,500
John Gillespie	$9,888	$0	$0	$125,000	(6)
Richard McLellan	$9,790	$0	$0	$123,750
William R. Rybak	$11,154	$0	$0	$141,000
Edward Wood	$10,561	$0	$0	$133,500	(7)
Patricia Woodworth	$9,888	$0	$0	$125,000	(8)

(1)   The fees paid to the independent Managers are paid for combined service on the Boards of the Fund, JNL Series Trust, JNL Investor Series Trust, and JNL Strategic Income Fund LLC (the “Fund Complex”).  The fees are allocated to the Fund Complex and affiliated investment companies on a pro-rata basis based on net assets.  The total fees to all the independent Managers is $1,206,750.

(2)   Mr. Crowley is an ex-officio member of the Governance Committee and the Audit Committee.  Therefore, he does not receive any compensation as a member of the Governance Committee or Audit Committee.

(3)   Amount includes $13,400 deferred by Mr. Bouchard.

(4)   Amount includes $66,750 deferred by Ms. Carnahan.

(5)   Amount includes $125,125 deferred by Mr. Crowley.

(6)   Amount includes $62,500 deferred by Mr. Gillespie.

(7)   Amount includes $33,375 deferred by Mr. Wood.

(8)   Amount includes $61,250 deferred by Ms. Woodworth.

The Statement of Additional Information includes additional information about Fund Managers and may be obtained at no charge by calling 1-800-873-5654 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), by writing JNL Variable Fund LLC, P.O. Box 30314, Lansing, Michigan 48909-7814 or by visiting www.jackson.com.

SUPPLEMENT DATED JULY 29, 2016

TO THE PROSPECTUS DATED APRIL 25, 2016

JNL® VARIABLE FUND LLC

Please note that the changes apply to your variable annuity and/or variable life product(s).

In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital S&P® SMid 60 Fund, please add the following:

•                  Foreign securities risk — Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly-available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.

This Supplement is dated July 29, 2016.

(To be used with JMV7698 04/16, VC5869 04/16, JMV7697 04/16, VC5890 04/16, VC5890ML 04/16, VC4224 04/16, JMV8798 04/16, JMV9476 04/16, JMV5763ML 04/16, JMV9476ML 04/16, JMV5763WF 04/16, JMV9476WF 04/16, JMV16966 07/16, JMV8037 04/16, JMV8037BE 04/16, JMV2731 04/16, VC5825GW 04/16, VC5885GW 04/16, VC5884GW 04/16, JMV7698NY 04/16, NV5869 04/16, JMV8037NY 04/16, JMV8037BENY 04/16, JMV7697NY 04/16, NV5890 04/16, NV4224 04/16, JMV9476NY 04/16, NV4224WF 04/16, JMV9476WFNY 04/16, JMV16966NY 07/16, NMV2731 04/16, FVC4224FT 04/16, VC5526 04/16, VC3656 04/16, VC3657 04/16, VC3723 04/16, NV5526 04/16, NV3174GW 04/16, NV3174CEGW 04/16, and NV3784 04/16.)

CMX17494 07/16

JNL Series Trust JNL Variable Fund LLC One Corporate Way Lansing, MI 48951	PRSRT STD U.S. POSTAGE PAID JACKSON NATIONAL ASSET MANAGEMENT L.L.C.

VADV6413 06/16

Item 2.  Code of Ethics.

Not applicable to the semi-annual filing.

Item 3.  Audit Committee Financial Expert.

Not applicable to the semi-annual filing.

Item 4.  Principal Accountant Fees and Services.

Not applicable to the semi-annual filing.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Investments.

(a)           Below is a Schedule I – Investments in securities of unaffiliated issuers for the JNL/Mellon Capital Oil & Gas Sector Fund, JNL/Mellon Capital Financial Sector Fund, JNL/Mellon Capital Consumer Brands Sector Fund, JNL/Mellon Capital Healthcare Sector Fund, JNL/Mellon Capital Technology Sector Fund, for which a summary schedule of investments was provided in the Semi-Annual Report (Unaudited) dated June 30, 2016, pursuant to §210.1212 of Regulation S-X.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2016

JNL/Mellon Capital Consumer Brands Sector Fund

	Shares	Value
COMMON STOCKS - 100.1%
CONSUMER DISCRETIONARY - 100.1%
1-800-Flowers.com Inc. - Class A (c)	7	$60
Aaron’s Inc.	21	451
Abercrombie & Fitch Co. - Class A	23	401
Advance Auto Parts Inc.	23	3,769
Amazon.com Inc. (c)	128	91,519
AMC Entertainment Holdings Inc. - Class A	6	173
AMC Networks Inc. - Class A (c) (d)	20	1,184
American Axle & Manufacturing Holdings Inc. (c)	22	311
American Eagle Outfitters Inc. (d)	58	928
American Public Education Inc. (c)	4	125
Apollo Education Group Inc. - Class A (c)	32	289
ARAMARK Corp.	74	2,460
Asbury Automotive Group Inc. (c)	8	398
Ascena Retail Group Inc. (c) (d)	48	337
Autoliv Inc. (d)	28	3,051
AutoNation Inc. (c) (d)	24	1,147
AutoZone Inc. (c)	10	7,646
Barnes & Noble Education Inc. (c)	13	131
Barnes & Noble Inc.	20	229
Beazer Homes USA Inc. (c)	11	83
Bed Bath & Beyond Inc.	53	2,282
Belmond Ltd. - Class A (c)	29	291
Best Buy Co. Inc.	93	2,860
Big 5 Sporting Goods Corp.	6	53
Big Lots Inc. (d)	16	807
Biglari Holdings Inc. (c)	—	130
BJ’s Restaurants Inc. (c)	6	249
Bloomin’ Brands Inc.	39	692
Blue Nile Inc.	3	89
Bob Evans Farms Inc.	6	220
Bojangles’ Inc. (c)	3	56
BorgWarner Inc.	70	2,060
Boyd Gaming Corp. (c)	26	483
Bridgepoint Education Inc. (c)	7	53
Bright Horizons Family Solutions Inc. (c)	14	948
Brinker International Inc.	19	846
Brunswick Corp.	29	1,309
Buckle Inc. (d)	10	249
Buffalo Wild Wings Inc. (c) (d)	6	855
Burlington Stores Inc. (c)	24	1,601
Cabela’s Inc. - Class A (c)	14	725
Cable One Inc.	2	811
Caesars Acquisition Co. - Class A (c)	14	157
Caesars Entertainment Corp. (c) (d)	14	109
CalAtlantic Group Inc. (d)	26	950
Caleres Inc.	14	347
Callaway Golf Co.	28	282
Capella Education Co.	4	208
Career Education Corp. (c)	21	126
Carmax Inc. (c) (d)	63	3,079
Carmike Cinemas Inc. (c)	7	211
Carnival Corp.	133	5,875
Carriage Services Inc. (d)	5	112
Carrol’s Restaurant Group Inc. (c)	11	134
Carter’s Inc.	17	1,775
Cato Corp. - Class A	8	313
Cavco Industries Inc. (c) (d)	2	232
CBS Corp. - Class B	134	7,321
Century Communities Inc. (c)	5	95
Charter Communications Inc. - Class A (c)	69	15,726
Cheesecake Factory Inc. (d)	15	715
Chegg Inc. (c) (d)	10	50
Chico’s FAS Inc.	41	444
Childrens Place Retail Stores Inc.	6	511
Chipotle Mexican Grill Inc. - Class A (c) (d)	10	3,849
Choice Hotels International Inc. (d)	12	568
Churchill Downs Inc.	4	507
Chuy’s Holdings Inc. (c) (d)	5	176
Cinemark Holdings Inc.	33	1,203
Citi Trends Inc.	5	82
Clear Channel Outdoor Holdings Inc. - Class A	8	47
ClubCorp Holdings Inc.	20	254
Coach Inc.	88	3,597
Columbia Sportswear Co.	9	515
Comcast Corp. - Class A	777	50,673
Conn’s Inc. (c) (d)	6	48
Container Store Group Inc. (c) (d)	5	25
Cooper Tire & Rubber Co.	17	512
Cooper-Standard Holding Inc. (c)	4	310
Core-Mark Holding Co. Inc. (d)	15	698
Cracker Barrel Old Country Store Inc. (d)	6	1,044
Crocs Inc. (c)	25	285
CSS Industries Inc.	3	73
CST Brands Inc.	24	1,029
D.R. Horton Inc.	112	3,539
Dana Holding Corp.	49	516
Darden Restaurants Inc. (d)	39	2,464
Dave & Buster’s Entertainment Inc. (c)	10	459
Deckers Outdoor Corp. (c) (d)	10	555
Del Frisco’s Restaurant Group Inc. (c)	8	111
Del Taco Restaurants Inc. (c) (d)	13	118
Delphi Automotive Plc	89	5,557
Denny’s Corp. (c)	25	267
DeVry Education Group Inc. (d)	19	336
Diamond Resorts International Inc. (c) (d)	13	382
Dick’s Sporting Goods Inc.	29	1,298
Dillard’s Inc. - Class A (d)	7	427
DineEquity Inc.	6	469
Discovery Communications Inc. - Class A (c) (d)	47	1,197
Discovery Communications Inc. - Class C (c)	77	1,828
DISH Network Corp. - Class A (c)	73	3,805
Dollar General Corp.	93	8,759
Dollar Tree Inc. (c)	75	7,054
Domino’s Pizza Inc.	16	2,108
Dorman Products Inc. (c)	10	576
DreamWorks Animation SKG Inc. - Class A (c)	24	969
Drew Industries Inc.	7	614
DSW Inc. - Class A (d)	23	492
Duluth Holdings Inc. - Class B (c) (d)	2	55
Dunkin’ Brands Group Inc.	30	1,301
El Pollo Loco Holdings Inc. (c) (d)	4	46
Eldorado Resorts Inc. (c)	7	110
Entercom Communications Corp. - Class A	9	119
Entravision Communications Corp. - Class A	20	136
Ethan Allen Interiors Inc.	8	280
Etsy Inc. (c)	22	210
EW Scripps Co. - Class A (c) (d)	19	300
Expedia Inc.	39	4,194
Express Inc. (c)	23	329
Extended Stay America Inc. - Class B (d)	27	400
Federal-Mogul Corp. (c)	11	90
Fiesta Restaurant Group Inc. (c)	9	192
Finish Line Inc. - Class A (d)	15	300
Five Below Inc. (c)	17	794
Foot Locker Inc. (d)	44	2,412
Ford Motor Co.	1,182	14,861
Fossil Group Inc. (c) (d)	14	393
Fox Factory Holding Corp. (c)	6	105

See accompanying Notes to Financial Statements.

	Shares	Value
Francesca’s Holdings Corp. (c)	13	145
Fred’s Inc. - Class A	11	173
FTD Cos. Inc. (c)	6	144
G-III Apparel Group Ltd. (c)	13	605
GameStop Corp. - Class A (d)	33	872
Gannett Co. Inc.	35	490
Gap Inc. (d)	77	1,626
Garmin Ltd. (d)	37	1,553
General Motors Co.	444	12,555
Genesco Inc. (c)	7	481
Gentex Corp. (d)	94	1,448
Gentherm Inc. (c)	11	385
Genuine Parts Co.	48	4,820
Global Eagle Entertainment Inc. (c)	10	70
GNC Holdings Inc. - Class A	24	591
Goodyear Tire & Rubber Co.	85	2,172
GoPro Inc. - Class A (c) (d)	27	287
Graham Holdings Co.	1	721
Grand Canyon Education Inc. (c)	15	585
Gray Television Inc. (c)	19	210
Green Brick Partners Inc. (c) (d)	6	42
Group 1 Automotive Inc.	8	373
Groupon Inc. - Class A (c) (d)	134	437
Guess Inc. (d)	20	301
H&R Block Inc.	76	1,753
Habit Restaurants Inc. - Class A (c) (d)	4	60
HanesBrands Inc.	124	3,128
Harley-Davidson Inc. (d)	59	2,664
Harman International Industries Inc.	23	1,658
Hasbro Inc.	36	2,997
Haverty Furniture Cos. Inc.	6	114
Helen of Troy Ltd. (c)	9	944
Hibbett Sports Inc. (c) (d)	8	279
Hilton Worldwide Holdings Inc.	174	3,920
Home Depot Inc.	405	51,725
Houghton Mifflin Harcourt Co. (c)	35	542
Hovnanian Enterprises Inc. - Class A (c) (d)	29	49
HSN Inc.	11	534
Iconix Brand Group Inc. (c) (d)	13	91
IMAX Corp. (c)	20	600
Installed Building Products Inc. (c)	6	200
International Speedway Corp. - Class A	8	268
Interpublic Group of Cos. Inc.	128	2,950
Interval Leisure Group Inc.	37	580
Intrawest Resorts Holdings Inc. (c)	3	39
iRobot Corp. (c)	8	296
Isle of Capri Casinos Inc. (c)	6	114
J.C. Penney Co. Inc. (c) (d)	96	852
Jack in the Box Inc.	11	972
John Wiley & Sons Inc. - Class A	15	767
Johnson Controls Inc.	207	9,151
K12 Inc. (c)	13	165
Kate Spade & Co. (c)	41	838
KB Home (d)	23	357
Kirkland’s Inc. (c)	6	81
Kohl’s Corp.	61	2,322
Krispy Kreme Doughnuts Inc. (c)	20	428
L Brands Inc.	79	5,296
La Quinta Holdings Inc. (c)	30	337
La-Z-Boy Inc.	17	460
Lands’ End Inc. (c) (d)	5	89
Las Vegas Sands Corp.	139	6,057
Lear Corp.	24	2,430
Leggett & Platt Inc.	44	2,238
Lennar Corp. - Class A	58	2,659
LGI Homes Inc. (c) (d)	5	149
Libbey Inc.	7	114
Liberty Braves Group - Class A (c)	3	46
Liberty Braves Group - Class C (c) (d)	11	162
Liberty Broadband Corp. - Class A (c)	8	503
Liberty Broadband Corp. - Class C (c) (d)	23	1,384
Liberty Global Plc - Class A (c)	11	369
Liberty Global Plc - Class A (c)	92	2,668
Liberty Global Plc - Class C (c)	199	5,712
Liberty Global Plc - Class C (c) (d)	35	1,138
Liberty Interactive Corp. QVC Group - Class A (c)	140	3,547
Liberty Media Group - Class A (c)	8	145
Liberty Media Group - Class C (c) (d)	16	310
Liberty SiriusXM Group - Class A (c)	30	950
Liberty SiriusXM Group - Class C (c)	64	1,970
Liberty TripAdvisor Holdings Inc. - Class A (c)	23	495
Liberty Ventures - Class A (c)	43	1,602
LifeLock Inc. (c)	27	426
Lindblad Expeditions Holdings Inc. (c) (d)	7	69
Lions Gate Entertainment Corp. (d)	33	672
Lithia Motors Inc. - Class A (d)	8	548
Live Nation Inc. (c)	43	1,015
LKQ Corp. (c)	98	3,122
Loral Space & Communications Inc. (c)	4	156
Lowe’s Cos. Inc.	291	23,008
Lululemon Athletica Inc. (c) (d)	36	2,636
Lumber Liquidators Holdings Inc. (c) (d)	10	155
M/I Homes Inc. (c)	8	143
Macy’s Inc.	99	3,315
Madison Square Garden Co. - Class A (c)	6	1,070
Marcus Corp.	5	96
MarineMax Inc. (c)	8	138
Marriott International Inc. - Class A (d)	65	4,288
Marriott Vacations Worldwide Corp.	8	525
Mattel Inc.	109	3,423
Mattress Firm Holding Corp. (c) (d)	5	170
McDonald’s Corp.	288	34,659
MDC Holdings Inc.	13	304
MDC Partners Inc. - Class A	15	283
Media General Inc. (c)	29	500
Meredith Corp.	12	632
Meritage Homes Corp. (c)	12	463
Metaldyne Performance Group Inc.	4	56
MGM Resorts International (c)	145	3,287
Michael Kors Holdings Ltd. (c)	57	2,838
Michaels Cos. Inc. (c)	30	841
Modine Manufacturing Co. (c)	15	133
Mohawk Industries Inc. (c)	20	3,819
Monro Muffler Brake Inc.	11	679
Motorcar Parts of America Inc. (c)	6	161
Movado Group Inc.	5	100
MSG Networks Inc. - Class A (c)	17	265
Murphy USA Inc. (c)	14	1,013
NACCO Industries Inc. - Class A	1	48
National CineMedia Inc.	20	313
Nautilus Inc. (c)	10	178
Netflix Inc. (c)	137	12,497
New Media Investment Group Inc.	16	282
New York Times Co. - Class A	41	491
Newell Brands Inc.	142	6,894
News Corp. - Class A	120	1,362
Nexstar Broadcasting Group Inc. - Class A (d)	10	464
Nike Inc. - Class B	431	23,797
Noodles & Co. - Class A (c) (d)	5	44
Nordstrom Inc. (d)	41	1,570
Norwegian Cruise Line Holdings Ltd. (c)	51	2,012
NutriSystem Inc.	10	245
NVR Inc. (c)	1	2,110
O’Reilly Automotive Inc. (c)	31	8,438
Office Depot Inc. (c)	160	530

See accompanying Notes to Financial Statements.

	Shares	Value
Ollie’s Bargain Outlet Holdings Inc. (c) (d)	7	173
Omnicom Group Inc.	77	6,264
Outerwall Inc. (d)	5	207
Overstock.com Inc. (c)	6	98
Oxford Industries Inc.	5	267
Panera Bread Co. - Class A (c) (d)	7	1,560
Papa John’s International Inc.	9	624
Party City Holdco Inc. (c)	10	139
Penn National Gaming Inc. (c)	24	336
Penske Auto Group Inc. (d)	15	461
PetMed Express Inc. (d)	6	116
Pier 1 Imports Inc. (d)	29	150
Pinnacle Entertainment Inc. (c)	18	200
Planet Fitness Inc. - Class A (c) (d)	6	108
Polaris Industries Inc. (d)	20	1,604
Pool Corp.	13	1,261
Popeyes Louisiana Kitchen Inc. (c)	7	363
Potbelly Corp. (c)	4	53
Priceline Group Inc. (c)	16	19,779
Pulte Homes Inc.	100	1,951
PVH Corp.	26	2,483
Ralph Lauren Corp. - Class A	19	1,690
Red Robin Gourmet Burgers Inc. (c)	5	220
Regal Entertainment Group - Class A (d)	27	601
Regis Corp. (c)	14	170
Rent-A-Center Inc.	17	213
Restoration Hardware Holdings Inc. (c) (d)	12	341
Ross Stores Inc.	130	7,363
Royal Caribbean Cruises Ltd.	55	3,714
Ruby Tuesday Inc. (c)	16	59
Ruth’s Hospitality Group Inc.	10	154
Sally Beauty Holdings Inc. (c)	46	1,356
Scholastic Corp. (d)	7	296
Scientific Games Corp. - Class A (c) (d)	15	138
Scripps Networks Interactive Inc. - Class A	25	1,586
Sears Holdings Corp. (c) (d)	8	103
SeaWorld Entertainment Inc. (d)	22	319
Select Comfort Corp. (c)	17	353
Sequential Brands Group Inc. (c) (d)	14	112
Service Corp. International	63	1,707
ServiceMaster Global Holdings Inc. (c)	43	1,717
Shake Shack Inc. - Class A (c) (d)	3	109
Shoe Carnival Inc.	5	122
Shutterfly Inc. (c)	10	483
Signet Jewelers Ltd.	24	2,005
Sinclair Broadcast Group Inc. - Class A	22	667
Sirius XM Holdings Inc. (c) (d)	651	2,572
Six Flags Entertainment Corp.	23	1,360
Skechers U.S.A. Inc. - Class A (c) (d)	42	1,242
Smith & Wesson Holding Corp. (c)	18	481
Sonic Automotive Inc. - Class A	11	183
Sonic Corp.	15	403
Sotheby’s (d)	15	424
Speedway Motorsports Inc.	4	77
Sportsman’s Warehouse Holdings Inc. (c)	9	70
Stage Stores Inc. (d)	12	58
Standard Motor Products Inc.	7	264
Staples Inc.	207	1,785
Starbucks Corp.	472	26,966
Starwood Hotels & Resorts Worldwide Inc.	54	3,970
Starz - Class A (c)	28	830
Stein Mart Inc.	9	67
Steven Madden Ltd. (c) (d)	18	609
Stoneridge Inc. (c)	8	123
Strayer Education Inc. (c)	4	181
Sturm Ruger & Co. Inc. (d)	6	410
Superior Industries International Inc.	8	203
Tailored Brands Inc. (d)	13	165
Target Corp.	183	12,749
Taylor Morrison Home Corp. - Class A (c) (d)	10	143
Tegna Inc.	67	1,545
Tempur Sealy International Inc. (c) (d)	20	1,086
Tenneco Inc. (c)	19	873
Tesla Motors Inc. (c) (d)	32	6,739
Texas Roadhouse Inc. - Class A (d)	21	956
Thor Industries Inc.	16	1,048
Tiffany & Co. (d)	41	2,467
Tile Shop Holdings Inc. (c)	11	216
Time Inc.	33	541
Time Warner Inc.	252	18,553
TJX Cos. Inc.	214	16,508
Toll Brothers Inc. (c)	52	1,392
TopBuild Corp. (c)	13	459
Tower International Inc.	7	137
Tractor Supply Co.	43	3,903
TravelCenters of America LLC (c)	9	71
TRI Pointe Homes Inc. (c)	49	581
Tribune Media Co. - Class A (d)	25	977
TripAdvisor Inc. (c)	38	2,431
Tronc Inc.	6	78
Tuesday Morning Corp. (c)	13	90
Tumi Holdings Inc. (c)	18	477
Tupperware Brands Corp. (d)	16	890
Twenty-First Century Fox Inc. - Class A	359	9,700
Twenty-First Century Fox Inc. - Class B	140	3,807
Ulta Salon Cosmetics & Fragrance Inc. (c)	19	4,722
Under Armour Inc. - Class A (c) (d)	58	2,311
Under Armour Inc. - Class C (c) (d)	59	2,162
Unifi Inc. (c)	5	142
Universal Electronics Inc. (c)	4	323
Urban Outfitters Inc. (c)	28	758
Vail Resorts Inc.	12	1,614
Vera Bradley Inc. (c)	7	97
VF Corp.	109	6,724
Viacom Inc. - Class B	110	4,573
Vista Outdoor Inc. (c)	19	925
Visteon Corp.	13	837
Vitamin Shoppe Inc. (c) (d)	8	248
Walt Disney Co.	495	48,441
Wayfair Inc. - Class A (c) (d)	9	348
WCI Communities Inc. (c)	7	112
Weight Watchers International Inc. (c) (d)	10	115
Wendy’s Co.	69	660
Weyco Group Inc.	3	74
Whirlpool Corp.	25	4,095
William Lyon Homes - Class A (c) (d)	6	103
Williams-Sonoma Inc.	27	1,413
Wingstop Inc. (c) (d)	4	111
Winmark Corp. (d)	1	79
Winnebago Industries Inc. (d)	8	194
Wolverine World Wide Inc.	33	661
World Wrestling Entertainment Inc. - Class A (d)	9	175
Wyndham Worldwide Corp.	36	2,588
Wynn Resorts Ltd.	26	2,382
Yum! Brands Inc.	131	10,858
Zoe’s Kitchen Inc. (c) (d)	7	240
Zumiez Inc. (c) (d)	6	83
Total Common Stocks (cost $874,505)		919,615
SHORT TERM INVESTMENTS - 4.4%
Securities Lending Collateral - 4.4%
Securities Lending Cash Collateral Fund LLC, 0.59% (a) (b)	40,206	40,206

See accompanying Notes to Financial Statements.

	Shares	Value
Total Short Term Investments (cost $40,206)		40,206
Total Investments - 104.5% (cost $914,711)		959,821
Other Assets and Liabilities, Net - (4.5%)		(41,762)
Total Net Assets - 100.0%		$918,059

Portfolio Composition:	Percentage of Total Investments
Consumer Discretionary	95.8%
Short Term Investments	4.2
Total Investments	100.0%

JNL/Mellon Capital Financial Sector Fund

COMMON STOCKS - 100.0%
FINANCIALS - 100.0%
1st Source Corp.	3	$94
Acadia Realty Trust	13	452
Affiliated Managers Group Inc. (c)	9	1,332
AFLAC Inc.	73	5,245
AG Mortgage Investment Trust Inc.	4	58
Agree Realty Corp.	4	217
Alexander & Baldwin Inc.	7	264
Alexander’s Inc.	—	161
Alexandria Real Estate Equities Inc.	13	1,326
Alleghany Corp. (c)	3	1,492
Allied World Assurance Co. Holdings Ltd.	16	558
Allstate Corp.	65	4,577
Ally Financial Inc. (c)	77	1,310
Altisource Portfolio Solutions SA (c) (d)	2	60
Altisource Residential Corp. - Class B (d)	9	87
Ambac Financial Group Inc. (c)	7	122
American Assets Trust Inc.	6	250
American Campus Communities Inc.	23	1,213
American Capital Agency Corp.	59	1,160
American Capital Mortgage Investment Corp.	7	112
American Equity Investment Life Holding Co.	13	192
American Express Co.	142	8,627
American Financial Group Inc.	12	911
American Homes For Rent - Class A	30	608
American International Group Inc.	199	10,538
American National Insurance Co.	2	180
American Tower Corp.	73	8,344
Ameriprise Financial Inc.	29	2,619
Ameris Bancorp	6	179
Amerisafe Inc.	3	209
AmTrust Financial Services Inc.	16	391
Annaly Capital Management Inc.	159	1,761
Anworth Mortgage Asset Corp.	18	83
Aon Plc - Class A	47	5,105
Apartment Investment & Management Co. - Class A	27	1,184
Apollo Commercial Real Estate Finance Inc. (d)	12	192
Apollo Residential Mortgage Inc.	4	60
Apple Hospitality REIT Inc. (d)	30	564
Arch Capital Group Ltd. (c)	21	1,539
Argo Group International Holdings Ltd.	5	269
Arlington Asset Investment Corp. - Class A (d)	3	40
ARMOUR Residential REIT Inc. (d)	6	113
Arrow Financial Corp.	2	55
Arthur J Gallagher & Co.	31	1,473
Artisan Partners Asset Management Inc. - Class A (d)	7	186
Ashford Hospitality Prime Inc.	4	59
Ashford Hospitality Trust Inc.	15	82
Aspen Insurance Holdings Ltd.	11	493
Associated Bancorp	26	450
Associated Capital Group Inc. - Class A (d)	1	19
Assurant Inc.	11	954
Assured Guaranty Ltd.	24	614
Astoria Financial Corp.	17	262
AvalonBay Communities Inc.	24	4,274
Axis Capital Holdings Ltd.	17	930
Baldwin & Lyons Inc. - Class B	1	31
Banc of California Inc.	7	134
BancFirst Corp.	1	59
Bancorp Inc. (c)	5	31
BancorpSouth Inc.	16	356
Bank Mutual Corp.	6	49
Bank of America Corp.	1,791	23,771
Bank of Hawaii Corp. (d)	7	505
Bank of New York Mellon Corp. (a)	186	7,240
Bank of the Ozarks Inc. (d)	15	566
BankUnited Inc. (d)	18	558
Banner Corp.	3	145
BB&T Corp.	140	5,001
BBCN Bancorp Inc.	14	203
Beneficial Bancorp Inc. (c)	15	189
Berkshire Hathaway Inc. - Class B (c)	207	29,916
Berkshire Hills Bancorp Inc.	5	128
BGC Partners Inc. - Class A	36	318
BlackRock Inc.	21	7,295
Blackstone Mortgage Trust Inc. - Class A	16	448
Blue Hills Bancorp Inc. (d)	3	49
BNC Bancorp	7	161
BofI Holding Inc. (c) (d)	10	184
BOK Financial Corp. (d)	4	227
Boston Private Financial Holdings Inc.	14	163
Boston Properties Inc.	27	3,501
Brandywine Realty Trust	30	502
Bridge Bancorp Inc.	2	67
Brixmor Property Group Inc.	36	949
Brookline Bancorp Inc.	13	143
Brown & Brown Inc.	20	763
Bryn Mawr Bank Corp.	3	94
C1 Financial Inc. (c)	1	28
Camden National Corp. (d)	2	76
Camden Property Trust	15	1,344
Capital Bank Financial Corp. - Class A (d)	4	109
Capital One Financial Corp.	91	5,798
Capitol Federal Financial Inc. (d)	23	320
Capstead Mortgage Corp. (d)	16	153
Cardinal Financial Corp.	6	133
Care Capital Properties Inc.	15	383
CareTrust REIT Inc.	10	134
Cascade Bancorp (c)	5	28
Cash America International Inc.	5	199
CatchMark Timber Trust Inc. - Class A	8	92
Cathay General Bancorp (d)	13	368
CBL & Associates Properties Inc. (d)	32	294
CBOE Holdings Inc.	14	954
CBRE Group Inc. - Class A (c)	53	1,391
Cedar Shopping Centers Inc.	15	109
CenterState Banks of Florida Inc.	9	144
Central Pacific Financial Corp.	6	147
Charles Schwab Corp.	206	5,206
Chatham Lodging Trust	7	151
Chemical Financial Corp. (d)	7	245
Chesapeake Lodging Trust	11	249
Chimera Investment Corp.	30	477
Chubb Ltd.	80	10,441
Cincinnati Financial Corp.	27	2,042
CIT Group Inc.	35	1,119
Citigroup Inc.	511	21,679

See accompanying Notes to Financial Statements.

	Shares	Value
Citizens Financial Group Inc.	92	1,841
Citizens Inc. - Class A (c) (d)	10	76
City Holdings Co.	3	134
CME Group Inc.	59	5,706
CNO Financial Group Inc.	31	541
CoBiz Financial Inc.	5	60
Cohen & Steers Inc.	4	157
Colony Capital Inc. - Class A	21	315
Colony Starwood Homes	7	210
Columbia Banking System Inc.	11	299
Columbia Property Trust Inc.	20	425
Comerica Inc.	31	1,257
Commerce Bancshares Inc.	15	718
Communications Sales & Leasing Inc. (d)	23	674
Community Bank System Inc. (d)	7	305
Community Trust Bancorp Inc.	2	85
ConnectOne Bancorp Inc.	5	80
Coresite Realty Corp.	5	486
Corporate Office Properties Trust	17	503
Corrections Corp. of America (d)	21	725
Cousins Properties Inc.	33	346
Cowen Group Inc. - Class A (c) (d)	15	43
Credit Acceptance Corp. (c) (d)	1	249
Crown Castle International Corp.	58	5,861
CubeSmart	31	955
Cullen/Frost Bankers Inc. (d)	10	614
Customers Bancorp Inc. (c)	5	128
CVB Financial Corp. (d)	17	282
CyrusOne Inc.	12	664
CYS Investments Inc.	26	220
DCT Industrial Trust Inc. (d)	15	744
DDR Corp.	55	996
Diamond Hill Investment Group Inc.	—	88
DiamondRock Hospitality Co.	36	325
Digital Realty Trust Inc. (d)	26	2,807
Dime Community Bancshares Inc.	6	110
Discover Financial Services	72	3,837
Donegal Group Inc. - Class A	1	24
Douglas Emmett Inc.	24	859
Duke Realty Corp.	59	1,585
DuPont Fabros Technology Inc.	12	588
Dynex Capital Inc.	7	51
E*TRADE Financial Corp. (c)	48	1,136
Eagle Bancorp Inc. (c)	5	246
East West Bancorp Inc.	26	876
Easterly Government Properties Inc.	2	43
EastGroup Properties Inc.	6	398
Eaton Vance Corp.	20	714
Education Realty Trust Inc.	11	524
EMC Insurance Group Inc.	1	34
Empire State Realty Trust Inc. - Class A	21	399
Employer Holdings Inc.	6	172
Encore Capital Group Inc. (c) (d)	4	98
Endurance Specialty Holdings Ltd.	11	752
Enstar Group Ltd. (c)	2	289
Enterprise Financial Services Corp.	4	113
EPR Properties	11	898
Equinix Inc.	12	4,630
Equity Commonwealth (c)	21	603
Equity Lifestyle Properties Inc.	14	1,114
Equity One Inc.	16	505
Equity Residential	63	4,350
Erie Indemnity Co. - Class A	5	460
Essent Group Ltd. (c)	11	248
Essex Property Trust Inc.	11	2,574
EverBank Financial Corp.	15	217
Evercore Partners Inc. - Class A	7	315
Everest Re Group Ltd.	7	1,337
Extra Space Storage Inc.	22	2,012
EZCorp Inc. - Class A (c)	7	54
FactSet Research Systems Inc.	7	1,169
FBL Financial Group Inc. - Class A	2	103
FCB Financial Holdings Inc. - Class A (c)	6	218
Federal Agricultural Mortgage Corp. - Class C	1	47
Federal Realty Investment Trust	12	1,986
Federated Investors Inc. - Class B	17	476
Federated National Holding Co.	3	58
FelCor Lodging Trust Inc.	24	151
Fidelity & Guaranty Life (d)	2	39
Fidelity Southern Corp.	3	40
Fifth Third Bancorp	135	2,381
Financial Engines Inc. (d)	9	227
Financial Institutions Inc.	2	59
First American Financial Corp.	19	784
First Bancorp Inc. (c)	20	78
First Bancorp Inc. (d)	3	44
First Busey Corp.	6	132
First Cash Financial Services Inc. (d)	5	253
First Citizens BancShares Inc. - Class A	1	344
First Commonwealth Financial Corp.	17	154
First Community Bancshares Inc.	2	51
First Financial Bancorp	12	228
First Financial Bankshares Inc. (d)	9	288
First Financial Corp.	2	55
First Horizon National Corp.	41	570
First Industrial Realty Trust Inc.	20	564
First Interstate BancSystem Inc. - Class A (d)	4	113
First Merchants Corp.	6	153
First Midwest Bancorp Inc.	14	250
First NBC Bank Holding Co. (c)	3	51
First Niagara Financial Group Inc.	61	597
First of Long Island Corp.	2	66
First Potomac Realty Trust	12	107
First Republic Bank	26	1,786
FirstMerit Corp.	29	596
Flagstar Bancorp Inc. (c)	3	77
Flushing Financial Corp.	4	86
FNB Corp.	38	477
FNF Group	43	1,627
FNFV Group (c)	11	130
Forest City Realty Trust Inc. - Class A	43	956
Forestar Group Inc. (c)	5	57
Four Corners Property Trust Inc.	11	224
Franklin Resources Inc.	68	2,255
Franklin Street Properties Corp.	15	185
Fulton Financial Corp.	32	431
GAMCO Investors Inc. - Class A (d)	1	22
Gaming and Leisure Properties Inc.	34	1,165
General Growth Properties Inc.	99	2,954
Genworth Financial Inc. - Class A (c) (d)	89	229
Geo Group Inc.	13	457
German American Bancorp Inc.	2	61
Getty Realty Corp.	4	91
Glacier Bancorp Inc. (d)	14	375
Global Indemnity Plc (c)	1	35
Global Net Lease Inc. (d)	32	251
Goldman Sachs Group Inc.	66	9,788
Government Properties Income Trust (d)	12	283
Gramercy Property Trust (d)	72	665
Great Southern Bancorp Inc.	1	51
Great Western Bancorp Inc.	11	342
Green Dot Corp. - Class A (c)	8	181
Greenhill & Co. Inc. (d)	5	88
Greenlight Capital Re Ltd. - Class A (c)	5	105
Hancock Holding Co.	14	366
Hanmi Financial Corp.	6	137

See accompanying Notes to Financial Statements.

	Shares	Value
Hannon Armstrong Sustainable Infrastructure Capital Inc.	7	156
Hanover Insurance Group Inc.	7	622
Hartford Financial Services Group Inc.	69	3,077
Hatteras Financial Corp.	17	273
HCI Group Inc.	1	37
HCP Inc.	80	2,843
Healthcare Realty Trust Inc. (d)	18	638
Healthcare Trust of America Inc. - Class A	23	735
Heartland Financial USA Inc.	3	111
Heritage Financial Corp.	6	99
Heritage Insurance Holdings Inc.	5	61
Hersha Hospitality Trust	8	143
HFF Inc. - Class A	7	193
Highwoods Properties Inc.	17	875
Hilltop Holdings Inc. (c)	13	274
Home Bancshares Inc.	22	430
HomeStreet Inc. (c)	4	74
HomeTrust Bancshares Inc. (c)	3	48
Horace Mann Educators Corp.	7	238
Hospitality Properties Trust	27	777
Host Hotels & Resorts Inc. (d)	132	2,139
Houlihan Lokey Inc. - Class A	2	41
Howard Hughes Corp. (c) (d)	6	702
Hudson Pacific Properties Inc.	16	480
Huntington Bancshares Inc.	139	1,247
IberiaBank Corp.	7	448
Independent Bank Corp.	5	226
Independent Bank Group Inc.	2	91
Infinity Property & Casualty Corp.	2	169
InfraREIT Inc.	7	120
Interactive Brokers Group Inc.	11	395
Intercontinental Exchange Inc.	21	5,266
International Bancshares Corp.	11	274
INTL FCStone Inc. (c)	2	64
Invesco Ltd.	72	1,830
Invesco Mortgage Capital Inc.	19	254
Investment Technology Group Inc.	5	84
Investors Bancorp Inc.	60	669
Investors Real Estate Trust (d)	24	158
Iron Mountain Inc.	44	1,754
iStar Inc. (c)	12	113
James River Group Holdings Ltd.	2	84
Janus Capital Group Inc.	25	350
Jones Lang LaSalle Inc.	8	783
JPMorgan Chase & Co.	637	39,577
KCG Holdings Inc. - Class A (c)	12	156
Kearny Financial Corp.	18	224
Kemper Corp.	8	239
Kennedy-Wilson Holdings Inc.	17	323
KeyCorp	146	1,617
Kilroy Realty Corp.	16	1,046
Kimco Realty Corp.	72	2,270
Kite Realty Group Trust	15	421
Ladder Capital Corp. - Class A	7	87
Ladenburg Thalmann Financial Services Inc. (c) (d)	15	37
Lakeland Bancorp Inc.	5	61
Lakeland Financial Corp.	3	148
Lamar Advertising Co. - Class A	14	940
LaSalle Hotel Properties	20	472
LegacyTexas Financial Group Inc.	8	212
Legg Mason Inc.	17	512
LendingClub Corp. (c) (d)	47	202
LendingTree Inc. (c) (d)	1	112
Leucadia National Corp.	56	964
Lexington Realty Trust	35	358
Liberty Property Trust	25	1,006
Lincoln National Corp.	41	1,605
Live Oak Bancshares Inc.	2	30
Loews Corp.	50	2,039
LPL Financial Holdings Inc. (d)	13	301
LTC Properties Inc.	6	334
M&T Bank Corp.	25	2,922
Macerich Co.	22	1,863
Mack-Cali Realty Corp. (d)	15	406
Maiden Holdings Ltd. (d)	10	123
MainSource Financial Group Inc.	3	69
Marcus & Millichap Inc. (c)	3	67
Markel Corp. (c)	2	2,327
MarketAxess Holdings Inc. (d)	7	960
Marsh & McLennan Cos. Inc.	90	6,178
MB Financial Inc. (d)	12	434
MBIA Inc. (c)	23	156
Medical Properties Trust Inc.	42	639
Mercantile Bank Corp.	3	64
Mercury General Corp.	5	256
Meridian Bancorp Inc.	9	130
Meta Financial Group Inc.	1	67
MetLife Inc.	161	6,429
MFA Financial Inc.	65	474
MGIC Investment Corp. (c)	60	355
Mid-America Apartment Communities Inc.	13	1,418
Moelis & Co. - Class A	3	70
Monmouth Real Estate Investment Corp. - Class A	11	151
Monogram Residential Trust Inc. (d)	30	301
Moody’s Corp.	30	2,837
Morgan Stanley	254	6,609
Morningstar Inc.	4	296
MSCI Inc.	16	1,240
NASDAQ Inc.	20	1,295
National Bank Holdings Corp. - Class A	5	94
National General Holdings Corp.	10	223
National Health Investors Inc.	7	506
National Interstate Corp.	1	35
National Retail Properties Inc. (d)	25	1,297
National Storage Affiliates Trust	4	79
National Western Life Group Inc. - Class A	—	71
Nationstar Mortgage Holdings Inc. (c) (d)	7	74
Navient Corp.	61	729
Navigators Group Inc.	2	214
NBT Bancorp Inc.	7	207
Nelnet Inc. - Class A	5	158
New Residential Investment Corp.	39	537
New Senior Investment Group Inc. (d)	14	153
New York Community Bancorp Inc. (d)	84	1,261
New York Mortgage Trust Inc. (d)	18	109
New York REIT Inc.	29	267
Newcastle Investment Corp.	9	40
NewStar Financial Inc. (c)	3	26
NMI Holdings Inc. - Class A (c)	7	40
Northern Trust Corp.	38	2,520
Northfield Bancorp Inc.	7	110
NorthStar Asset Management Group Inc.	30	311
NorthStar Realty Europe Corp.	10	91
NorthStar Realty Finance Corp.	34	384
Northwest Bancshares Inc.	18	272
Ocwen Financial Corp. (c) (d)	19	32
OFG Bancorp	6	52
Old National Bancorp	23	287
Old Republic International Corp.	42	817
OM Asset Management Plc	8	102
Omega Healthcare Investors Inc. (d)	33	1,126
On Deck Capital Inc. (c) (d)	5	27
One Liberty Properties Inc. (d)	2	44

See accompanying Notes to Financial Statements.

	Shares	Value
OneBeacon Insurance Group Ltd. - Class A	3	42
OneMain Holdings Inc. (c)	11	252
Opus Bank	3	94
Oritani Financial Corp.	6	94
Outfront Media Inc.	25	601
Pacific Premier Bancorp Inc. (c)	3	75
PacWest Bancorp (d)	20	796
Paramount Group Inc. (d)	29	462
Park National Corp. (d)	2	227
Parkway Properties Inc.	14	230
Pebblebrook Hotel Trust (d)	13	337
Pennsylvania REIT	11	246
Pennymac Mortgage Investment Trust	13	214
People’s United Financial Inc. (d)	54	798
Peoples Bancorp Inc.	3	63
PHH Corp. (c)	8	109
Physicians Realty Trust	22	462
Pico Holdings Inc. (c)	3	30
Piedmont Office Realty Trust Inc. - Class A	25	542
Pinnacle Financial Partners Inc.	7	337
Piper Jaffray Cos. (c)	3	115
PNC Financial Services Group Inc.	87	7,064
Popular Inc.	18	532
Post Properties Inc.	10	591
Potlatch Corp.	7	244
PRA Group Inc. (c) (d)	8	201
Preferred Bank	2	52
Primerica Inc. (d)	9	496
Principal Financial Group Inc.	50	2,065
PrivateBancorp Inc.	14	594
ProAssurance Corp.	9	503
Progressive Corp.	101	3,382
ProLogis Inc.	91	4,452
Prosperity Bancshares Inc. (d)	12	601
Provident Financial Services Inc.	11	221
Prudential Financial Inc.	77	5,507
PS Business Parks Inc.	4	391
Public Storage	26	6,519
Pzena Investment Management Inc. - Class A	2	14
QTS Realty Trust Inc. - Class A	9	479
Radian Group Inc.	35	367
RAIT Financial Trust	19	59
Ramco-Gershenson Properties Trust	15	291
Raymond James Financial Inc.	22	1,108
Rayonier Inc.	21	557
RE/MAX Holdings Inc. - Class A	3	103
Realogy Holdings Corp. (c)	26	758
Realty Income Corp. (d)	43	2,999
Redwood Trust Inc. (d)	12	172
Regency Centers Corp.	17	1,439
Regions Financial Corp.	226	1,922
Reinsurance Group of America Inc.	11	1,095
RenaissanceRe Holdings Ltd.	8	902
Renasant Corp.	7	211
Republic Bancorp Inc. - Class A	1	41
Resource Capital Corp. (d)	4	51
Retail Opportunity Investments Corp.	17	359
Retail Properties of America Inc. - Class A	42	704
Rexford Industrial Realty Inc.	12	258
RLI Corp. (d)	7	469
RLJ Lodging Trust (d)	22	478
RMR Group Inc. - Class A	1	38
Rouse Properties Inc.	7	127
Ryman Hospitality Properties Inc.	8	411
S&P Global Inc.	46	4,924
S&T Bancorp Inc.	5	133
Sabra Healthcare REIT Inc.	11	230
Safeguard Scientifics Inc. (c) (d)	3	36
Safety Insurance Group Inc.	2	153
Sandy Spring Bancorp Inc.	4	114
Saul Centers Inc.	2	151
Seacoast Banking Corp. of Florida (c)	3	56
SEI Investments Co.	25	1,184
Select Income REIT	12	300
Selective Insurance Group Inc.	10	393
Senior Housing Properties Trust	41	855
Seritage Growth Properties - Class A (d)	4	200
ServisFirst Bancshares Inc. (d)	4	208
Signature Bank (c)	9	1,088
Silver Bay Realty Trust Corp.	5	86
Simmons First National Corp. - Class A	5	228
Simon Property Group Inc.	54	11,635
SL Green Realty Corp.	18	1,866
SLM Corp. (c)	78	479
South State Corp.	4	295
Southside Bancshares Inc.	4	135
Sovran Self Storage Inc.	8	812
Spirit Realty Capital Inc.	81	1,037
St. Joe Co. (c)	10	176
STAG Industrial Inc.	11	271
Starwood Property Trust Inc.	40	836
State Auto Financial Corp.	2	51
State Bank Financial Corp.	6	125
State National Cos. Inc.	4	45
State Street Corp.	69	3,728
Sterling Bancorp	22	340
Stewart Information Services Corp.	4	158
Stifel Financial Corp. (c)	12	380
Stock Yards Bancorp Inc.	3	88
STORE Capital Corp.	26	759
Summit Hotel Properties Inc. (d)	14	192
Sun Bancorp Inc. (c)	2	35
Sun Communities Inc.	10	790
Sunstone Hotel Investors Inc.	39	474
SunTrust Banks Inc.	87	3,585
SVB Financial Group (c)	9	836
Synchrony Financial (c)	144	3,643
Synovus Financial Corp.	22	635
T. Rowe Price Group Inc.	43	3,127
Talmer Bancorp Inc.	12	237
Tanger Factory Outlet Centers Inc.	17	673
Taubman Centers Inc.	11	793
TCF Financial Corp.	30	374
TD Ameritrade Holding Corp.	47	1,332
Tejon Ranch Co. (c)	2	51
Terreno Realty Corp.	8	217
Texas Capital Bancshares Inc. (c)	8	372
Texas Pacific Land Trust	1	221
TFS Financial Corp.	12	214
Third Point Reinsurance Ltd. (c)	11	124
Tier REIT Inc.	10	146
Tompkins Financial Corp.	2	130
Torchmark Corp.	20	1,220
Towne Bank (d)	7	161
Travelers Cos. Inc.	51	6,080
Trico Bancshares	3	95
Tristate Capital Holdings Inc. (c) (d)	3	46
TrustCo Bank Corp.	19	122
Trustmark Corp.	13	311
Two Harbors Investment Corp.	60	510
U.S. Bancorp	301	12,147
UDR Inc.	46	1,688
UMB Financial Corp. (d)	8	409
Umpqua Holdings Corp.	38	592
Union Bankshares Corp.	7	185
United Bankshares Inc. (d)	12	457

See accompanying Notes to Financial Statements.

	Shares	Value
United Community Banks Inc.	11	197
United Development Funding IV (d) (e)	5	15
United Financial Bancorp Inc.	7	91
United Fire Group Inc.	4	172
United Insurance Holdings Corp. (d)	2	39
Universal Health Realty Income Trust	2	142
Universal Insurance Holdings Inc. (d)	6	109
Univest Corp. of Pennsylvania (d)	4	89
Unum Group	41	1,302
Urban Edge Properties	17	499
Urstadt Biddle Properties Inc. - Class A	4	101
Validus Holdings Ltd.	14	700
Valley National Bancorp	42	379
Ventas Inc.	58	4,232
Vereit Inc.	148	1,497
Virtu Financial Inc. - Class A	5	95
Virtus Investment Partners Inc. (d)	1	88
Vornado Realty Trust	29	2,934
Voya Financial Inc.	36	900
Waddell & Reed Financial Inc. - Class A (d)	15	257
Walker & Dunlop Inc. (c)	5	104
Walter Investment Management Corp. (c) (d)	7	19
Washington Federal Inc.	16	395
Washington REIT	13	421
Washington Trust Bancorp Inc. (d)	2	80
Waterstone Financial Inc.	4	68
Webster Financial Corp. (d)	16	541
Weingarten Realty Investors	20	829
Wells Fargo & Co.	837	39,611
Welltower Inc.	61	4,680
WesBanco Inc.	6	190
Westamerica Bancorp (d)	4	218
Western Alliance Bancorp (c)	16	534
Western Asset Mortgage Capital Corp. (d)	6	54
Westwood Holdings Group Inc.	1	77
Weyerhaeuser Co.	136	4,061
White Mountains Insurance Group Ltd.	1	824
Willis Towers Watson Plc	23	2,816
Wilshire Bancorp Inc.	13	134
Winthrop Realty Trust	5	42
Wintrust Financial Corp.	8	429
WisdomTree Investments Inc. (d)	20	196
WMIH Corp. (c) (d)	34	75
World Acceptance Corp. (c) (d)	1	52
WP Carey Inc.	17	1,198
WP Glimcher Inc.	33	370
WR Berkley Corp.	17	1,016
WSFS Financial Corp.	5	161
Xenia Hotels & Resorts Inc.	18	309
XL Group Plc	51	1,709
Yadkin Financial Corp.	8	192
Zions Bancorp	35	876
Total Common Stocks (cost $620,103)		652,681
SHORT TERM INVESTMENTS - 1.9%
Securities Lending Collateral - 1.9%
Securities Lending Cash Collateral Fund LLC, 0.59% (a) (b)	12,481	12,481
Total Short Term Investments (cost $12,481)		12,481
Total Investments - 101.9% (cost $632,584)		665,162
Other Assets and Liabilities, Net - (1.9%)		(12,645)
Total Net Assets - 100.0%		$652,517

Portfolio Composition:	Percentage of Total Investments
Financials	98.1%
Short Term Investments	1.9
Total Investments	100.0%

JNL/Mellon Capital Healthcare Sector Fund

COMMON STOCKS - 99.9%
HEALTH CARE - 99.9%
AAC Holdings Inc. (c) (d)	7	$160
Abaxis Inc.	20	923
Abbott Laboratories	1,282	50,403
AbbVie Inc.	1,403	86,878
Abiomed Inc. (c)	36	3,908
Acadia HealthCare Co. Inc. (c) (d)	65	3,616
ACADIA Pharmaceuticals Inc. (c) (d)	81	2,625
Accelerate Diagnostics Inc. (c) (d)	34	484
Acceleron Pharma Inc. (c)	22	761
Accuray Inc. (c) (d)	73	376
Aceto Corp. (d)	26	575
Achillion Pharmaceuticals Inc. (c) (d)	105	822
Aclaris Therapeutics Inc. (c) (d)	10	180
Acorda Therapeutics Inc. (c) (d)	38	977
Adeptus Health Inc. - Class A (c) (d)	12	628
Aduro Biotech Inc. (c) (d)	21	234
Advaxis Inc. (c) (d)	24	196
Aerie Pharmaceuticals Inc. (c) (d)	18	310
Aetna Inc.	304	37,139
Agilent Technologies Inc.	287	12,734
Agios Pharmaceuticals Inc. (c) (d)	25	1,047
Aimmune Therapeutics Inc. (c) (d)	12	130
Air Methods Corp. (c) (d)	33	1,197
Akorn Inc. (c)	60	1,722
Albany Molecular Research Inc. (c) (d)	26	355
Alder Biopharmaceuticals Inc. (c) (d)	35	864
Alere Inc. (c)	76	3,175
Alexion Pharmaceuticals Inc. (c)	197	22,984
Align Technology Inc. (c)	64	5,117
Alkermes Plc (c) (d)	134	5,787
Allergan Plc (c)	344	79,430
Allscripts-Misys Healthcare Solutions Inc. (c)	153	1,938
Almost Family Inc. (c)	6	260
Alnylam Pharmaceuticals Inc. (c)	68	3,782
AMAG Pharmaceuticals Inc. (c) (d)	34	814
Amedisys Inc. (c)	24	1,198
AmerisourceBergen Corp.	171	13,559
Amgen Inc.	655	99,673
Amicus Therapeutics Inc. (c) (d)	108	588
AMN Healthcare Services Inc. (c) (d)	40	1,603
Amphastar Pharmaceuticals Inc. (c) (d)	27	434
Amsurg Corp. (c)	47	3,679
Analogic Corp.	10	787
AngioDynamics Inc. (c)	27	394
ANI Pharmaceuticals Inc. (c) (d)	6	358
Anika Therapeutics Inc. (c)	15	792
Anthem Inc.	227	29,843
Ardelyx Inc. (c) (d)	9	75
Arena Pharmaceuticals Inc. (c) (d)	225	385
Ariad Pharmaceuticals Inc. (c) (d)	150	1,108
Array BioPharma Inc. (c) (d)	129	461
Arrowhead Pharmaceuticals Inc. (c) (d)	56	300
Atara Biotherapeutics Inc. (c) (d)	17	382
athenahealth Inc. (c) (d)	33	4,604
AtriCure Inc. (c) (d)	25	351
Atrion Corp.	1	598
Axovant Sciences Ltd. (c) (d)	24	302
Baxter International Inc.	428	19,356
Becton Dickinson & Co.	184	31,233

See accompanying Notes to Financial Statements.

	Shares	Value
Bellicum Pharmaceuticals Inc. (c) (d)	20	255
Bio-Rad Laboratories Inc. - Class A (c)	18	2,593
Bio-Techne Corp. (d)	32	3,646
BioCryst Pharmaceuticals Inc. (c) (d)	53	150
Biogen Inc. (c)	190	46,016
BioMarin Pharmaceutical Inc. (c)	141	11,004
Biotime Inc. (c) (d)	40	105
Bluebird Bio Inc. (c) (d)	33	1,407
Blueprint Medicines Corp. (c) (d)	13	261
Boston Scientific Corp. (c)	1,179	27,548
Bristol-Myers Squibb Co.	1,463	107,589
Brookdale Senior Living Inc. (c)	163	2,518
Bruker Corp.	101	2,306
Cambrex Corp. (c)	26	1,367
Cantel Medical Corp.	33	2,271
Capital Senior Living Corp. (c)	26	453
Cardinal Health Inc.	288	22,445
Cardiovascular Systems Inc. (c) (d)	24	446
Castlight Health Inc. - Class B (c) (d)	22	86
Catalent Inc. (c)	88	2,016
Celator Pharmaceuticals Inc. (c) (d)	27	805
Celgene Corp. (c)	681	67,127
Celldex Therapeutics Inc. (c) (d)	94	413
Cempra Inc. (c) (d)	31	505
Centene Corp. (c)	148	10,553
Cepheid Inc. (c) (d)	62	1,919
Cerner Corp. (c)	268	15,715
Cerus Corp. (c) (d)	70	436
Charles River Laboratories International Inc. (c)	41	3,361
Chemed Corp.	15	2,099
Chimerix Inc. (c) (d)	40	158
CIGNA Corp.	222	28,457
Civitas Solutions Inc. (c)	14	298
Clovis Oncology Inc. (c) (d)	29	392
Coherus Biosciences Inc. (c) (d)	16	270
Collegium Pharmaceutical Inc. (c) (d)	11	135
Community Health Systems Inc. (c) (d)	102	1,225
Computer Programs & Systems Inc. (d)	10	410
Concert Pharmaceuticals Inc. (c)	14	152
ConforMIS Inc. (c) (d)	15	108
Conmed Corp.	20	954
Cooper Cos. Inc.	42	7,268
Corcept Therapeutics Inc. (c) (d)	71	387
Corvel Corp. (c)	8	357
CR Bard Inc.	64	15,034
Cross Country Healthcare Inc. (c)	29	405
CryoLife Inc.	25	299
Cynosure Inc. - Class A (c)	19	922
CytomX Therapeutics Inc. (c) (d)	14	146
DaVita HealthCare Partners Inc. (c)	145	11,229
DENTSPLY SIRONA Inc.	209	12,980
DepoMed Inc. (c) (d)	51	994
Dermira Inc. (c)	14	406
DexCom Inc. (c) (d)	70	5,571
Diplomat Pharmacy Inc. (c) (d)	36	1,255
Dynavax Technologies Corp. (c) (d)	37	541
Eagle Pharmaceuticals Inc. (c) (d)	9	342
Editas Medicine Inc. (c) (d)	6	153
Edwards Lifesciences Corp. (c)	187	18,684
Eli Lilly & Co.	867	68,259
Emergent BioSolutions Inc. (c)	30	831
Enanta Pharmaceuticals Inc. (c) (d)	9	188
Endo International Plc (c)	186	2,896
Endologix Inc. (c) (d)	59	731
Ensign Group Inc. (d)	40	837
Entellus Medical Inc. (c) (d)	5	96
Envision Healthcare Holdings Inc. (c)	164	4,156
Epizyme Inc. (c) (d)	25	254
Esperion Therapeutics Inc. (c) (d)	12	119
Evolent Health Inc. - Class A (c) (d)	12	227
Exact Sciences Corp. (c) (d)	78	952
ExacTech Inc. (c)	6	165
ExamWorks Group Inc. (c)	35	1,234
Exelixis Inc. (c) (d)	206	1,610
Express Scripts Holding Co. (c)	581	44,062
FibroGen Inc. (c)	44	724
Five Prime Therapeutics Inc. (c)	22	912
Fluidigm Corp. (c) (d)	24	216
Foundation Medicine Inc. (c) (d)	9	169
Genesis Healthcare Inc. - Class A (c)	38	67
GenMark Diagnostics Inc. (c) (d)	32	276
Genomic Health Inc. (c)	15	384
Geron Corp. (c) (d)	152	407
Gilead Sciences Inc.	1,191	99,317
Glaukos Corp. (c)	6	177
Global Blood Therapeutics Inc. (c) (d)	9	144
Globus Medical Inc. - Class A (c)	59	1,401
Greatbatch Inc. (c)	24	756
Haemonetics Corp. (c)	46	1,324
Halozyme Therapeutics Inc. (c) (d)	101	868
Halyard Health Inc. (c) (d)	43	1,384
HCA Holdings Inc. (c)	277	21,363
HealthEquity Inc. (c) (d)	38	1,156
HealthSouth Corp.	81	3,149
HealthStream Inc. (c)	24	626
Healthways Inc. (c)	25	293
HeartWare International Inc. (c)	17	953
Henry Schein Inc. (c)	72	12,685
Heron Therapeutics Inc. (c) (d)	29	520
Hill-Rom Holdings Inc.	57	2,891
HMS Holdings Corp. (c)	79	1,383
Hologic Inc. (c)	225	7,780
Horizon Pharma Plc (c) (d)	127	2,086
Humana Inc.	129	23,176
ICU Medical Inc. (c)	14	1,537
Idexx Laboratories Inc. (c)	79	7,363
Illumina Inc. (c)	127	17,833
Immune Design Corp. (c) (d)	6	52
Immunogen Inc. (c) (d)	89	273
Immunomedics Inc. (c) (d)	83	193
Impax Laboratories Inc. (c)	57	1,651
IMS Health Holdings Inc. (c)	146	3,708
INC Research Holdings Inc. - Class A (c)	38	1,456
Incyte Corp. (c)	147	11,791
Infinity Pharmaceuticals Inc. (c) (d)	42	55
Innoviva Inc. (d)	74	784
Inogen Inc. (c)	14	694
Inovalon Holdings Inc. - Class A (c) (d)	54	978
Inovio Pharmaceuticals Inc. (c) (d)	66	611
Insmed Inc. (c)	59	579
Insulet Corp. (c)	49	1,479
Insys Therapeutics Inc. (c) (d)	22	285
Integra LifeSciences Holdings Corp. (c)	26	2,052
Intercept Pharmaceuticals Inc. (c) (d)	15	2,120
Intersect ENT Inc. (c)	18	227
Intra-Cellular Therapies Inc. (c) (d)	27	1,036
Intrexon Corp. (c) (d)	51	1,261
Intuitive Surgical Inc. (c)	33	21,597
Invacare Corp. (d)	25	306
Ionis Pharmaceuticals Inc. (c) (d)	107	2,503
Ironwood Pharmaceuticals Inc. - Class A (c) (d)	105	1,370
Jazz Pharmaceuticals Plc (c)	54	7,606
Johnson & Johnson	2,405	291,703
Juno Therapeutics Inc. (c) (d)	41	1,585
K2M Group Holdings Inc. (c) (d)	26	396
Karyopharm Therapeutics Inc. (c) (d)	15	99

See accompanying Notes to Financial Statements.

	Shares	Value
Keryx Biopharmaceuticals Inc. (c) (d)	70	463
Kindred Healthcare Inc.	80	898
Kite Pharma Inc. (c) (d)	32	1,623
La Jolla Pharmaceutical Co. (c) (d)	14	216
Laboratory Corp. of America Holdings (c)	89	11,592
Landauer Inc.	9	379
Lannett Co. Inc. (c) (d)	22	516
LDR Holding Corp. (c) (d)	21	773
Lexicon Pharmaceuticals Inc. (c) (d)	36	522
LHC Group Inc. (c)	12	501
Lifepoint Health Inc. (c)	37	2,392
Ligand Pharmaceuticals Inc. (c) (d)	17	2,072
Lion Biotechnologies Inc. (c) (d)	29	234
LivaNova Plc (c)	38	1,924
Loxo Oncology Inc. (c) (d)	9	218
Luminex Corp. (c) (d)	36	730
MacroGenics Inc. (c)	28	749
Magellan Health Services Inc. (c)	21	1,360
Mallinckrodt Plc (c)	99	5,988
MannKind Corp. (c) (d)	256	297
Masimo Corp. (c)	41	2,173
McKesson Corp.	199	37,111
Medicines Co. (c) (d)	60	2,005
Medidata Solutions Inc. (c) (d)	48	2,253
Medivation Inc. (c)	144	8,694
MEDNAX Inc. (c) (d)	82	5,965
Medtronic Plc	1,225	106,282
Merck & Co. Inc.	2,418	139,297
Meridian Bioscience Inc.	39	756
Merit Medical Systems Inc. (c)	38	750
Merrimack Pharmaceuticals Inc. (c) (d)	90	484
Mettler-Toledo International Inc. (c)	24	8,668
MiMedx Group Inc. (c) (d)	90	716
Mirati Therapeutics Inc. (c) (d)	14	77
Molina Healthcare Inc. (c)	35	1,728
Momenta Pharmaceuticals Inc. (c)	59	638
Mylan NV (c)	366	15,816
Myriad Genetics Inc. (c) (d)	61	1,874
NantKwest Inc. (c) (d)	19	118
Natera Inc. (c)	20	243
National Healthcare Corp.	9	570
National Research Corp. - Class A	8	113
Natus Medical Inc. (c)	27	1,016
Nektar Therapeutics (c)	120	1,711
Neogen Corp. (c)	33	1,876
NeoGenomics Inc. (c)	51	408
Neurocrine Biosciences Inc. (c)	76	3,468
Nevro Corp. (c) (d)	18	1,361
NewLink Genetics Corp. (c) (d)	20	221
Novavax Inc. (c) (d)	224	1,632
Novocure Ltd. (c) (d)	37	429
NuVasive Inc. (c)	42	2,521
NxStage Medical Inc. (c)	56	1,223
Ocular Therapeutix Inc. (c) (d)	13	67
Omeros Corp. (c) (d)	38	395
Omnicell Inc. (c) (d)	33	1,119
OncoMed Pharmaceuticals Inc. (c) (d)	12	142
Ophthotech Corp. (c)	23	1,190
Opko Health Inc. (c) (d)	289	2,700
OraSure Technologies Inc. (c) (d)	40	236
Organovo Holdings Inc. (c) (d)	65	240
Orthofix International NV (c)	18	746
Otonomy Inc. (c) (d)	14	217
OvaScience Inc. (c) (d)	24	127
Owens & Minor Inc. (d)	57	2,149
Pacific Biosciences of California Inc. (c) (d)	56	394
Pacira Pharmaceuticals Inc. (c) (d)	33	1,115
Paratek Pharmaceuticals Inc. (c) (d)	11	151
PAREXEL International Corp. (c)	47	2,966
Patterson Cos. Inc. (d)	72	3,447
PDL BioPharma Inc. (d)	138	434
Penumbra Inc. (c) (d)	22	1,331
PerkinElmer Inc.	96	5,033
Perrigo Co. Plc	125	11,367
Pfizer Inc.	5,379	189,411
PharMerica Corp. (c)	24	588
Phibro Animal Health Corp. - Class A	17	311
Portola Pharmaceuticals Inc. (c)	50	1,175
PRA Health Sciences Inc. (c)	29	1,226
Premier Inc. - Class A (c)	37	1,208
Press Ganey Holdings Inc. (c) (d)	20	774
Prestige Brands Holdings Inc. (c)	45	2,516
Progenics Pharmaceuticals Inc. (c) (d)	80	336
Prothena Corp. Plc (c) (d)	25	887
Providence Services Corp. (c)	12	547
PTC Therapeutics Inc. (c) (d)	28	199
Puma Biotechnology Inc. (c) (d)	23	673
Quality Systems Inc.	41	484
Quest Diagnostics Inc.	126	10,231
Quidel Corp. (c) (d)	25	441
Quintiles Transnational Holdings Inc. (c)	79	5,149
Quorum Health Corp. (c)	25	272
Radius Health Inc. (c) (d)	27	993
Raptor Pharmaceutical Corp. (c)	87	467
Regeneron Pharmaceuticals Inc. (c)	67	23,545
Regulus Therapeutics Inc. (c) (d)	22	65
Relypsa Inc. (c) (d)	22	403
Repligen Corp. (c)	29	782
ResMed Inc.	124	7,821
Retrophin Inc. (c) (d)	30	527
Revance Therapeutics Inc. (c) (d)	17	227
Rockwell Medical Technologies Inc. (c) (d)	47	354
Sage Therapeutics Inc. (c) (d)	23	679
Sagent Pharmaceuticals Inc. (c)	22	326
Sangamo Biosciences Inc. (c) (d)	58	337
Sarepta Therapeutics Inc. (c) (d)	41	784
Sciclone Pharmaceuticals Inc. (c)	43	556
Seattle Genetics Inc. (c) (d)	92	3,733
Select Medical Holdings Corp. (c) (d)	88	954
Seres Therapeutics Inc. (c) (d)	9	269
Spark Therapeutics Inc. (c) (d)	15	792
Spectranetics Corp. (c) (d)	39	730
Spectrum Pharmaceuticals Inc. (c)	72	470
St. Jude Medical Inc.	246	19,203
Staar Surgical Co. (c) (d)	32	178
Steris Plc	74	5,093
Stryker Corp.	292	34,984
Sucampo Pharmaceuticals Inc. - Class A (c)	24	266
Supernus Pharmaceuticals Inc. (c)	34	702
Surgery Partners Inc. (c) (d)	17	304
Surgical Care Affiliates Inc. (c)	24	1,150
SurModics Inc. (c)	14	340
Synergy Pharmaceuticals Inc. (c) (d)	89	339
Team Health Holdings Inc. (c) (d)	64	2,613
Teladoc Inc. (c) (d)	9	146
Teleflex Inc.	37	6,509
Teligent Inc. (c) (d)	30	212
Tenet Healthcare Corp. (c) (d)	87	2,397
TESARO Inc. (c) (d)	25	2,141
TG Therapeutics Inc. (c) (d)	33	200
TherapeuticsMD Inc. (c) (d)	138	1,174
Theravance Biopharma Inc. (c) (d)	31	692
Thermo Fisher Scientific Inc.	345	50,960
TransEnterix Inc. (c) (d)	47	57
Trevena Inc. (c)	31	193
Triple-S Management Corp. - Class B (c)	19	453

See accompanying Notes to Financial Statements.

	Shares	Value
Ultragenyx Pharmaceutical Inc. (c) (d)	33	1,594
United Therapeutics Corp. (c)	40	4,185
UnitedHealth Group Inc.	828	116,938
Universal American Corp.	41	308
Universal Health Services Inc. - Class B	78	10,484
US Physical Therapy Inc.	11	642
Vanda Pharmaceuticals Inc. (c)	40	445
Varian Medical Systems Inc. (c)	84	6,913
Vascular Solutions Inc. (c)	16	674
VCI Inc. (c)	72	4,861
Veeva Systems Inc. - Class A (c)	65	2,204
Versartis Inc. (c) (d)	13	142
Vertex Pharmaceuticals Inc. (c)	214	18,394
Vocera Communications Inc. (c)	18	237
VWR Corp. (c)	69	2,007
Waters Corp. (c)	71	9,986
WellCare Health Plans Inc. (c)	38	4,124
West Pharmaceutical Services Inc.	64	4,882
Wright Medical Group NV (c) (d)	78	1,349
XBiotech Inc. (c) (d)	16	326
Xencor Inc. (c) (d)	27	511
XenoPort Inc. (c)	53	374
Zeltiq Aesthetics Inc. (c) (d)	28	757
Zimmer Biomet Holdings Inc.	173	20,872
ZIOPHARM Oncology Inc. (c) (d)	107	590
Zoetis Inc. - Class A	410	19,459
Total Common Stocks (cost $2,618,970)		2,735,944
RIGHTS - 0.0%
Dyax Corp. (c) (e)	141	157
Total Rights (cost $157)		157
SHORT TERM INVESTMENTS - 3.0%
Securities Lending Collateral - 3.0%
Securities Lending Cash Collateral Fund LLC, 0.59% (a) (b)	83,460	83,460
Total Short Term Investments (cost $83,460)		83,460
Total Investments - 102.9% (cost $2,702,587)		2,819,561
Other Assets and Liabilities, Net - (2.9%)		(79,847)
Total Net Assets - 100.0%		$2,739,714

Portfolio Composition:	Percentage of Total Investments
Health Care	97.0%
Short Term Investments	3.0
Total Investments	100.0%

JNL/Mellon Capital Oil & Gas Sector Fund

COMMON STOCKS - 100.5%
ENERGY - 100.5%
Alon USA Energy Inc.	42	$271
Anadarko Petroleum Corp.	557	29,680
Antero Resources Corp. (c) (d)	174	4,533
Apache Corp.	416	23,139
Archrock Inc.	98	920
Atwood Oceanics Inc. (d)	82	1,022
Baker Hughes Inc.	458	20,653
Bill Barrett Corp. (c) (d)	101	642
Bristow Group Inc. (d)	44	497
Cabot Oil & Gas Corp. - Class A	508	13,065
California Resources Corp. (d)	56	678
Callon Petroleum Co. (c)	149	1,674
CARBO Ceramics Inc. (d)	28	367
Carrizo Oil & Gas Inc. (c) (d)	61	2,202
Cheniere Energy Inc. (c)	220	8,255
Chesapeake Energy Corp. (c)	705	3,019
Chevron Corp.	2,050	214,890
Cimarex Energy Co.	105	12,546
Clean Energy Fuels Corp. (c) (d)	121	420
Cobalt International Energy Inc. (c) (d)	374	501
Columbia Pipeline Group Inc.	425	10,836
Concho Resources Inc. (c)	142	16,987
ConocoPhillips Co.	1,350	58,844
CONSOL Energy Inc. (d)	214	3,450
Continental Resources Inc. (c) (d)	107	4,825
Core Laboratories NV	48	5,952
CVR Energy Inc. (d)	24	368
Delek US Holdings Inc.	61	809
Denbury Resources Inc. (d)	461	1,657
Devon Energy Corp.	506	18,340
Diamond Offshore Drilling Inc.	85	2,058
Diamondback Energy Inc. (c)	80	7,323
Dril-Quip Inc. (c)	45	2,657
Eclipse Resources Corp. (c) (d)	194	649
Enbridge Energy Management LLC (c) (d)	79	1,807
Energen Corp.	111	5,334
EnLink Midstream LLC (d)	67	1,061
Ensco Plc - Class A	343	3,327
EOG Resources Inc.	601	50,117
EQT Corp.	189	14,647
EXCO Resources Inc. (c) (d)	333	434
Exterran Corp. (c)	42	536
Exxon Mobil Corp.	4,239	397,317
Fairmount Santrol Holdings Inc. (c) (d)	120	922
FMC Technologies Inc. (c)	256	6,829
Forum Energy Technologies Inc. (c) (d)	73	1,272
Frank’s International NV (d)	48	706
Gener8 Maritime Inc. (c)	78	497
Gran Tierra Energy Inc. (c) (d)	332	1,121
Green Plains Inc.	47	928
Gulfport Energy Corp. (c)	141	4,423
Halliburton Co.	939	42,513
Helix Energy Solutions Group Inc. (c)	134	907
Helmerich & Payne Inc. (d)	121	8,129
Hess Corp.	313	18,791
HollyFrontier Corp.	192	4,574
Hornbeck Offshore Services Inc. (c) (d)	52	432
Jones Energy Inc. - Class A (c)	124	511
Kinder Morgan Inc.	2,075	38,852
Kosmos Energy Ltd. (c) (d)	212	1,157
Laredo Petroleum Holdings Inc. (c) (d)	160	1,677
Marathon Oil Corp.	910	13,653
Marathon Petroleum Corp.	582	22,089
Matador Resources Co. (c) (d)	103	2,034
Matrix Service Co. (c)	35	572
McDermott International Inc. (c) (d)	280	1,382
Memorial Resource Development Corp. (c)	102	1,621
Murphy Oil Corp. (d)	185	5,882
Nabors Industries Ltd.	331	3,327
National Oilwell Varco Inc. (d)	416	13,997
Natural Gas Services Group Inc. (c)	21	487
Newfield Exploration Co. (c)	221	9,758
Newpark Resources Inc. (c) (d)	122	705
Noble Corp. Plc	293	2,418
Noble Energy Inc.	473	16,964
Northern Oil and Gas Inc. (c) (d)	98	453
Oasis Petroleum Inc. (c)	182	1,702
Occidental Petroleum Corp.	834	62,998
Oceaneering International Inc.	115	3,421
Oil States International Inc. (c)	64	2,089
Oneok Inc.	233	11,076

See accompanying Notes to Financial Statements.

	Shares	Value
Par Pacific Holdings Inc. (c) (d)	26	404
Parker Drilling Co. (c)	224	513
Parsley Energy Inc. - Class A (c)	162	4,380
Patterson-UTI Energy Inc. (d)	172	3,659
PBF Energy Inc. - Class A	117	2,773
PDC Energy Inc. (c) (d)	54	3,094
PHI Inc. (c)	19	348
Phillips 66	519	41,192
Pioneer Natural Resources Co.	179	27,084
Plains GP Holdings LP	298	3,104
QEP Resources Inc.	271	4,772
Range Resources Corp.	190	8,192
Renewable Energy Group Inc. (c) (d)	49	433
Rex Stores Corp. (c) (d)	9	538
Rice Energy Inc. (c)	138	3,049
RigNet Inc. (c) (d)	27	361
Rowan Cos. Plc - Class A (d)	142	2,516
RPC Inc. (c) (d)	74	1,145
RSP Permian Inc. (c)	84	2,943
Sanchez Energy Corp. (c) (d)	98	691
Schlumberger Ltd.	1,517	119,937
SEACOR Holdings Inc. (c)	19	1,108
SemGroup Corp. - Class A	64	2,070
SM Energy Co. (d)	84	2,277
Southwestern Energy Co. (c) (d)	442	5,563
Spectra Energy Corp.	737	26,991
Superior Energy Services Inc. (d)	178	3,278
Synergy Resources Corp. (c) (d)	235	1,566
Tallgrass Energy GP LP - Class A	56	1,253
Targa Resources Corp.	180	7,598
Tesco Corp.	55	371
Tesoro Corp.	134	10,006
Tetra Technologies Inc. (c)	110	698
Tidewater Inc. (d)	73	321
Transocean Ltd. (d)	379	4,506
Transocean Partners LLC	40	499
Unit Corp. (c) (d)	78	1,212
US Silica Holdings Inc. (d)	75	2,570
Valero Energy Corp.	516	26,322
Weatherford International Plc (c)	1,000	5,551
Western Refining Inc. (d)	106	2,188
Whiting Petroleum Corp. (c) (d)	236	2,181
Williams Cos. Inc.	786	17,009
World Fuel Services Corp.	82	3,903
WPX Energy Inc. (c)	380	3,539
Total Common Stocks (cost $1,727,893)		1,622,886
SHORT TERM INVESTMENTS - 2.6%
Investment Company - 0.4%
JNL Money Market Fund, 0.26% (a) (b)	6,577	6,577
Securities Lending Collateral - 2.2%
Securities Lending Cash Collateral Fund LLC, 0.59% (a) (b)	36,205	36,205
Total Short Term Investments (cost $42,782)		42,782
Total Investments - 103.1% (cost $1,770,675)		1,665,668
Other Assets and Liabilities, Net - (3.1%)		(50,204)
Total Net Assets - 100.0%		$1,615,464

Portfolio Composition:	Percentage of Total Investments
Energy	97.4%
Short Term Investments	2.6
Total Investments	100.0%

JNL/Mellon Capital Technology Sector Fund

COMMON STOCKS - 100.1%
INFORMATION TECHNOLOGY - 100.1%
2U Inc. (c) (d)	9	$276
3D Systems Corp. (c) (d)	28	384
A10 Networks Inc. (c) (d)	9	55
Accenture Plc - Class A	177	20,085
ACI Worldwide Inc. (c)	34	657
Activision Blizzard Inc.	164	6,511
Actua Corp. (c)	10	89
Acxiom Corp. (c)	22	489
Adobe Systems Inc. (c)	141	13,473
ADTRAN Inc. (d)	12	233
Advanced Energy Industries Inc. (c)	11	415
Advanced Micro Devices Inc. (c) (d)	188	965
Akamai Technologies Inc. (c)	50	2,795
Alarm.com Holdings Inc. (c) (d)	3	80
Alliance Data Systems Corp. (c)	17	3,288
Alphabet Inc. - Class A (c)	82	58,025
Alphabet Inc. - Class C (c)	88	60,675
Ambarella Inc. (c) (d)	9	451
Amkor Technology Inc. (c)	35	199
Amphenol Corp. - Class A	87	4,976
Analog Devices Inc.	87	4,947
Angie’s List Inc. (c)	15	96
Anixter International Inc. (c)	8	443
Ansys Inc. (c)	25	2,278
Apple Inc.	1,563	149,462
Applied Materials Inc.	319	7,644
Applied Micro Circuits Corp. (c)	21	132
Arista Networks Inc. (c) (d)	12	755
ARRIS International Plc (c)	52	1,090
Arrow Electronics Inc. (c)	25	1,577
Aspen Technology Inc. (c)	24	950
Autodesk Inc. (c)	58	3,131
Automatic Data Processing Inc.	129	11,860
Avnet Inc.	37	1,493
AVX Corp. (d)	16	211
Badger Meter Inc. (d)	4	290
Bankrate Inc. (c)	18	134
Barracuda Networks Inc. (c) (d)	7	102
Bazaarvoice Inc. (c) (d)	12	48
Belden Inc.	12	736
Benchmark Electronics Inc. (c)	15	328
Benefitfocus Inc. (c) (d)	3	125
Black Knight Financial Services Inc. - Class A (c) (d)	6	244
Blackbaud Inc.	14	927
Blackhawk Network Holdings Inc. (c)	15	499
Blucora Inc. (c)	10	104
Booz Allen Hamilton Holding Corp. - Class A	38	1,128
Bottomline Technologies Inc. (c) (d)	12	251
Box Inc. - Class A (c) (d)	9	96
Broadcom Ltd.	110	17,123
Broadridge Financial Solutions Inc.	33	2,176
BroadSoft Inc. (c) (d)	8	340
Brocade Communications Systems Inc. (d)	133	1,218
Brooks Automation Inc.	19	213
CA Inc.	88	2,903
Cabot Microelectronics Corp.	7	299
CACI International Inc. - Class A (c)	7	629
Cadence Design Systems Inc. (c)	85	2,070
CalAmp Corp. (c)	11	159
Calix Inc. (c)	13	87
Callidus Software Inc. (c)	17	346
Cardtronics Inc. (c) (d)	13	519

See accompanying Notes to Financial Statements.

	Shares	Value
Cass Information Systems Inc.	3	130
Cavium Inc. (c) (d)	16	617
CDK Global Inc.	37	2,056
CDW Corp.	42	1,682
Ceva Inc. (c)	6	165
ChannelAdvisor Corp. (c)	7	100
Ciena Corp. (c)	38	711
Cimpress NV (c) (d)	7	629
Cirrus Logic Inc. (c)	18	693
Cisco Systems Inc.	1,418	40,690
Citrix Systems Inc. (c)	43	3,471
Cognex Corp.	22	968
Cognizant Technology Solutions Corp. - Class A (c)	172	9,838
Coherent Inc. (c)	7	614
Cohu Inc.	8	92
CommScope Holding Co. Inc. (c)	44	1,361
CommVault Systems Inc. (c)	12	514
Computer Sciences Corp.	39	1,923
comScore Inc. (c)	13	299
Comtech Telecommunications Corp.	4	51
Convergys Corp. (d)	28	700
CoreLogic Inc. (c)	25	958
Cornerstone OnDemand Inc. (c)	15	568
Corning Inc.	313	6,401
CoStar Group Inc. (c)	9	1,995
CPI Card Group Inc. (d)	5	27
Cray Inc. (c)	12	369
Cree Inc. (c) (d)	28	693
CSG Systems International Inc.	9	364
CSRA Inc.	47	1,096
CTS Corp.	8	141
Cvent Inc. (c)	9	319
Cypress Semiconductor Corp. (d)	97	1,024
Daktronics Inc.	10	62
Demandware Inc. (c)	9	710
DHI Group Inc. (c)	13	79
Diebold Inc. (d)	17	427
Diodes Inc. (c)	12	217
Dolby Laboratories Inc. - Class A	15	700
DST Systems Inc.	9	1,052
DTS Inc. (c)	4	116
EarthLink Holdings Corp.	28	179
Eastman Kodak Co. (c) (d)	5	74
eBay Inc. (c)	316	7,393
Ebix Inc. (d)	8	377
EchoStar Corp. - Class A (c)	13	514
Electro Rent Corp.	4	54
Electronic Arts Inc. (c)	87	6,583
Electronics for Imaging Inc. (c)	13	566
Ellie Mae Inc. (c)	8	752
EMC Corp.	550	14,933
Endurance International Group Holdings Inc. (c) (d)	20	181
Entegris Inc. (c)	40	583
Envestnet Inc. (c) (d)	11	379
EPAM Systems Inc. (c)	13	836
EPIQ Systems Inc.	4	62
ePlus Inc. (c)	2	145
Euronet Worldwide Inc. (c)	15	1,005
EVERTEC Inc.	16	256
Exar Corp. (c)	12	96
ExlService Holdings Inc. (c)	9	493
Extreme Networks (c)	31	107
F5 Networks Inc. (c)	19	2,211
Fabrinet (c)	8	298
Facebook Inc. - Class A (c)	647	73,939
Fair Isaac Corp.	9	1,003
Fairchild Semiconductor International Inc. (c) (d)	32	637
FARO Technologies Inc. (c)	5	153
FEI Co. (d)	11	1,221
Fidelity National Information Services Inc.	87	6,386
Finisar Corp. (c)	31	545
FireEye Inc. (c) (d)	42	698
First Solar Inc. (c)	22	1,073
Fiserv Inc. (c)	63	6,811
FitBit Inc. - Class A (c) (d)	26	322
Five9 Inc. (c) (d)	8	92
FleetCor Technologies Inc. (c)	26	3,732
FleetMatics Group Plc (c) (d)	11	492
Flextronics International Ltd. (c)	154	1,816
FLIR Systems Inc.	38	1,190
FormFactor Inc. (c)	15	135
Forrester Research Inc.	2	74
Fortinet Inc. (c)	42	1,329
Gartner Inc. (c)	23	2,283
Gigamon Inc. (c)	8	290
Global Payments Inc.	44	3,130
Glu Mobile Inc. (c) (d)	42	91
GoDaddy Inc. - Class A (c) (d)	12	360
Gogo Inc. (c) (d)	16	133
GrubHub Inc. (c) (d)	19	576
GTT Communications Inc. (c)	7	132
Guidewire Software Inc. (c)	20	1,232
Hackett Group Inc.	7	90
Harmonic Inc. (c) (d)	23	66
Harris Corp.	35	2,925
Hewlett Packard Enterprise Co.	491	8,967
Hortonworks Inc. (c) (d)	12	128
HP Inc.	487	6,109
HubSpot Inc. (c)	6	277
IAC/InterActiveCorp.	22	1,213
II-VI Inc. (c)	16	292
Immersion Corp. (c) (d)	9	63
Imperva Inc. (c)	8	336
inContact Inc. (c)	18	247
Infinera Corp. (c)	39	445
Infoblox Inc. (c)	16	304
Ingram Micro Inc. - Class A	42	1,464
Inphi Corp. (c)	10	322
Insight Enterprises Inc. (c)	11	277
Integrated Device Technology Inc. (c)	39	785
Intel Corp.	1,331	43,672
Interactive Intelligence Group (c) (d)	5	200
InterDigital Inc.	10	551
International Business Machines Corp.	257	39,048
Intersil Corp. - Class A	39	528
IntraLinks Holdings Inc. (c)	12	77
Intuit Inc.	69	7,680
InvenSense Inc. (c) (d)	27	164
IPG Photonics Corp. (c) (d)	11	840
Itron Inc. (c)	10	448
Ixia (c)	17	166
IXYS Corp.	8	82
j2 Global Inc. (d)	13	843
Jabil Circuit Inc.	49	914
Jack Henry & Associates Inc. (d)	22	1,931
Jive Software Inc. (c)	8	29
Juniper Networks Inc.	98	2,204
Keysight Technologies Inc. (c)	48	1,398
Kimball Electronics Inc. (c)	6	76
KLA-Tencor Corp.	44	3,209
Knowles Corp. (c) (d)	25	344
Kulicke & Soffa Industries Inc. (c)	19	235
Lam Research Corp. (d)	45	3,760

See accompanying Notes to Financial Statements.

	Shares	Value
Lattice Semiconductor Corp. (c)	38	203
Leidos Holdings Inc.	19	892
Lexmark International Inc. - Class A (d)	17	652
Linear Technology Corp. (d)	67	3,133
LinkedIn Corp. - Class A (c)	33	6,217
Lionbridge Technologies Inc. (c)	12	47
Littelfuse Inc.	6	743
LivePerson Inc. (c)	12	79
LogMeIn Inc. (c)	7	455
Lumentum Holdings Inc. (c)	14	345
M/A-COM Technology Solutions Holdings Inc. (c) (d)	8	274
Manhattan Associates Inc. (c)	21	1,326
Mantech International Corp. - Class A	7	282
Marketo Inc. (c)	11	386
Marvell Technology Group Ltd.	126	1,201
MasterCard Inc. - Class A	276	24,327
Match Group Inc. (c) (d)	10	158
Maxim Integrated Products Inc.	81	2,904
MAXIMUS Inc.	18	999
MaxLinear Inc. - Class A (c)	14	257
Mellanox Technologies Ltd. (c)	13	600
Mentor Graphics Corp.	28	598
MercadoLibre Inc.	10	1,350
Methode Electronics Inc.	10	343
Microchip Technology Inc. (d)	60	3,036
Micron Technology Inc. (c)	294	4,043
Microsemi Corp. (c)	32	1,054
Microsoft Corp.	2,119	108,406
MicroStrategy Inc. - Class A (c)	3	485
Mitel Networks Corp. (c) (d)	26	165
MKS Instruments Inc.	15	658
MobileIron Inc. (c)	7	22
MoneyGram International Inc. (c)	6	40
Monolithic Power Systems Inc.	10	717
Monotype Imaging Holdings Inc.	12	284
Monster Worldwide Inc. (c)	26	62
Motorola Solutions Inc.	44	2,894
MTS Systems Corp. (d)	4	174
Multi-Fineline Electronix Inc. (c)	2	55
Nanometrics Inc. (c)	7	143
National Instruments Corp.	33	901
NCR Corp. (c)	38	1,060
NeoPhotonics Corp. (c)	8	74
Net 1 UEPS Technologies Inc. (c)	11	113
NetApp Inc.	82	2,017
NetGear Inc. (c)	9	431
NetScout Systems Inc. (c)	26	583
NetSuite Inc. (c) (d)	11	819
NeuStar Inc. - Class A (c) (d)	15	352
New Relic Inc. (c) (d)	6	171
NIC Inc. (d)	19	408
Nimble Storage Inc. (c) (d)	16	128
Novanta Inc. (c)	9	136
Nuance Communications Inc. (c)	69	1,078
NVE Corp.	1	50
Nvidia Corp. (d)	152	7,132
Oclaro Inc. (c) (d)	29	141
ON Semiconductor Corp. (c)	115	1,013
Oracle Corp.	888	36,345
OSI Systems Inc. (c)	6	325
Palo Alto Networks Inc. (c)	25	3,049
Pandora Media Inc. (c) (d)	60	743
Park Electrochemical Corp.	5	77
Paychex Inc.	92	5,447
Paycom Software Inc. (c) (d)	12	524
Paylocity Holding Corp. (c) (d)	6	252
PayPal Holdings Inc. (c)	311	11,337
PC Connection Inc.	2	49
PDF Solutions Inc. (c)	7	101
Pegasystems Inc.	10	281
Perficient Inc. (c)	11	231
Photronics Inc. (c)	20	178
Plantronics Inc.	9	396
Plexus Corp. (c)	9	394
Polycom Inc. (c)	34	383
Power Integrations Inc.	8	398
Progress Software Corp. (c)	14	371
Proofpoint Inc. (c) (d)	11	676
PROS Holdings Inc. (c)	8	141
PTC Inc. (c)	33	1,238
Pure Storage Inc. - Class A (c) (d)	11	121
Q2 Holdings Inc. (c)	7	189
QAD Inc. - Class A	2	42
QLIK Technologies Inc. (c)	27	799
QLogic Corp. (c)	23	336
Qorvo Inc. (c)	38	2,127
QUALCOMM Inc.	422	22,612
Qualys Inc. (c)	8	234
Quotient Technology Inc. (c) (d)	19	259
Rackspace Hosting Inc. (c) (d)	30	624
Rambus Inc. (c) (d)	29	351
Rapid7 Inc. (c) (d)	6	72
RealPage Inc. (c)	16	351
Red Hat Inc. (c)	51	3,733
RetailMeNot Inc. (c)	7	53
RingCentral Inc. - Class A (c)	14	277
Rofin-Sinar Technologies Inc. (c)	8	253
Rogers Corp. (c)	5	309
Rovi Corp. (c)	24	374
Rubicon Project Inc. (c)	8	107
Rudolph Technologies Inc. (c)	10	152
Sabre Corp.	59	1,585
Salesforce.com Inc. (c)	178	14,139
Sanmina Corp. (c)	23	607
ScanSource Inc. (c)	7	272
Science Applications International Corp.	12	723
SciQuest Inc. (c)	8	138
Seagate Technology (d)	84	2,054
Semtech Corp. (c)	17	415
ServiceNow Inc. (c)	45	3,003
ServiceSource International Inc. (c)	14	56
ShoreTel Inc. (c)	17	114
Shutterstock Inc. (c) (d)	5	234
Silicon Laboratories Inc. (c)	11	555
Silver Spring Networks Inc. (c)	9	112
Skyworks Solutions Inc.	54	3,440
SolarEdge Technologies Inc. (c) (d)	6	122
Sonus Networks Inc. (c)	10	90
Splunk Inc. (c) (d)	37	1,983
SPS Commerce Inc. (c)	5	293
Square Inc. - Class A (c) (d)	6	55
SS&C Technologies Holdings Inc.	51	1,433
Stamps.com Inc. (c) (d)	4	378
SunEdison Semiconductor Ltd. (c)	12	71
SunPower Corp. (c) (d)	16	246
Super Micro Computer Inc. (c)	10	254
Sykes Enterprises Inc. (c)	11	309
Symantec Corp.	185	3,795
Synaptics Inc. (c)	10	553
Synchronoss Technologies Inc. (c)	11	345
SYNNEX Corp.	9	823
Synopsys Inc. (c)	43	2,302
Syntel Inc. (c)	10	433
Tableau Software Inc. - Class A (c)	16	772
Take-Two Interactive Software Inc. (c)	24	924

See accompanying Notes to Financial Statements.

	Shares	Value
Tangoe Inc. (c) (d)	11	84
TE Connectivity Ltd.	104	5,951
Tech Data Corp. (c)	10	699
TeleTech Holdings Inc.	5	142
Teradata Corp. (c) (d)	36	914
Teradyne Inc.	58	1,148
Tessera Technologies Inc.	14	414
Texas Instruments Inc.	284	17,780
TiVo Inc. (c)	26	262
Total System Services Inc.	47	2,493
Travelport Worldwide Ltd.	35	453
Trimble Navigation Ltd. (c)	71	1,735
TrueCar Inc. (c) (d)	11	85
TTM Technologies Inc. (c)	15	116
TubeMogul Inc. (c) (d)	5	65
Twitter Inc. (c) (d)	158	2,670
Tyler Technologies Inc. (c)	10	1,642
Ubiquiti Networks Inc. (c) (d)	9	331
Ultimate Software Group Inc. (c)	8	1,744
Ultratech Inc. (c)	7	170
Unisys Corp. (c) (d)	13	94
Universal Display Corp. (c)	12	819
Vantiv Inc. - Class A (c)	44	2,473
Varonis Systems Inc. (c) (d)	2	46
VASCO Data Security International Inc. (c) (d)	9	154
Veeco Instruments Inc. (c)	13	211
VeriFone Systems Inc. (c)	31	576
Verint Systems Inc. (c)	18	581
VeriSign Inc. (c) (d)	28	2,408
ViaSat Inc. (c) (d)	13	963
Viavi Solutions Inc. (c)	67	446
Virtusa Corp. (c)	8	220
Visa Inc. - Class A (d)	541	40,119
Vishay Intertechnology Inc. (d)	37	454
VMware Inc. - Class A (c) (d)	21	1,223
Web.com Group Inc. (c)	13	228
WebMD Health Corp. - Class A (c) (d)	11	632
Western Digital Corp.	79	3,734
Western Union Co. (d)	143	2,743
WEX Inc. (c)	11	941
Workday Inc. - Class A (c) (d)	31	2,333
Workiva Inc. - Class A (c) (d)	5	74
Xcerra Corp. (c)	18	101
Xerox Corp.	243	2,310
Xilinx Inc.	72	3,338
XO Group Inc. (c)	7	128
Xura Inc. (c)	6	150
Yahoo! Inc. (c)	254	9,532
Yelp Inc. - Class A (c)	19	570
Zebra Technologies Corp. - Class A (c)	14	712
Zendesk Inc. (c) (d)	20	541
Zillow Group Inc. - Class C (c) (d)	32	1,172
Zynga Inc. - Class A (c) (d)	201	501
Total Common Stocks (cost $1,056,555)		1,203,547
SHORT TERM INVESTMENTS - 2.6%
Investment Company - 0.0%
JNL Money Market Fund, 0.26% (a) (b)	309	309
Securities Lending Collateral - 2.6%
Securities Lending Cash Collateral Fund LLC, 0.59% (a) (b)	31,152	31,152
Total Short Term Investments (cost $31,461)		31,461
Total Investments - 102.7% (cost $1,088,016)		1,235,008
Other Assets and Liabilities, Net - (2.7%)		(33,001)
Total Net Assets - 100.0%		$1,202,007

Portfolio Composition:	Percentage of Total Investments
Information Technology	97.4%
Short Term Investments	2.6
Total Investments	100.0%

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC (Unaudited)

Notes to Schedules of Investments

June 30, 2016

(a)      Investment in affiliate.

(b)      Yield changes daily to reflect current market conditions.  Rate was the quoted yield as of June 30, 2016.

(c)       Non-income producing security.

(d)      All or portion of the security was on loan.

(e)       Security fair valued in good faith in accordance with the procedures approved by the JNL Variable Fund LLC’s Board of Managers (“Board” or “Managers”).  Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurement” based on the applicable valuation inputs.  See FASB ASC Topic 820 in the Notes to Financial Statements.

*              A Summary Schedule of Investments is presented for this portfolio.  For all items listed as “Other Securities” in this Summary Schedule of Investments, this represents issues not identified as top-fifty unaffiliated holdings in terms of value and issues or issuers not exceeding one percent individually or in aggregate, respectively, as of June 30, 2016. In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. A complete Schedule of Investments is available without charge, upon request, by calling the Annuity Service Center at 1-800-873-5654 or by visiting the Securities and Exchange Commission’s website, www.sec.gov.

Abbreviations:

“-” Amount rounds to less than one thousand

ADR - American Depositary Receipt

ETF - Exchange Traded Fund

MSCI - Morgan Stanley Capital International

NASDAQ - National Association of Securities Dealers Automated Quotations

REIT - Real Estate Investment Trust

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depository Receipt

See accompanying Notes to Financial Statements.

(b)  Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

No material changes have been made.

Item 11.  Controls and Procedures.

(a)                                 The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized, and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this report on Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.  There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this report on Form N-CSR.

Item 12.  Exhibits

(a)	(1) Not applicable to the semi-annual filing.
(2) The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.
(3) Not applicable.

(b)	The certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Variable Fund LLC

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	September 2, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	September 2, 2016

By:	/s/ Gerard A.M. Oprins
Gerard A.M. Oprins
Principal Financial Officer

Date:	September 2, 2016

EXHIBIT LIST

Exhibit 12(a)(2)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 12(b)	Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.